2021 QUARTERLY REPORT
Russell Investment Funds
September 30, 2021
FUND
U.S. Strategic Equity Fund
U.S. Small Cap Equity Fund
International Developed Markets Fund
Strategic Bond Fund
Global Real Estate Securities Fund

Russell Investment Funds
Russell Investment Funds is
a series investment company
with nine different investment
portfolios referred to as Funds.
This Quarterly Report reports on
five of these Funds.

Page
U.S. Strategic Equity Fund 3
U.S. Small Cap Equity Fund 8
International Developed Markets Fund 21
Strategic Bond Fund 31
Global Real Estate Securities Fund 63
Notes to Schedules of Investments 68
Notes to Quarterly Report 70
Russell Investment Funds
Quarterly Report
September 30, 2021 (Unaudited)
Table of Contents

Russell Investment Funds
Copyright © Russell Investments 2021. All rights reserved.
Russell Investments’ ownership is composed of a majority stake held by funds managed by TA Associates, with a significant minority stake held by funds managed by Reverence Capital Partners. Russell Investments’ employees and Hamilton Lane Advisors, LLC also hold minority, non-controlling, ownership stakes.
Frank Russell Company is the owner of the Russell trademarks contained in this material and all trademark rights
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to use under license from Frank Russell Company. The members of the Russell Investments group of companies are not affiliated in any manner with Frank Russell Company or any entity operating under the “FTSE RUSSELL”
brand.
Fund objectives, risks, charges and expenses should be carefully considered before in-
vesting. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.
Securities distributed through Russell Investments Financial Services, LLC, member FINRA, part of
Russell Investments.

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments — September 30, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Strategic Equity Fund 3
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 97.3%
Consumer Discretionary - 13.6%
Advance Auto Parts, Inc. 2,043 427
Amazon.com, Inc.(Æ) 5,402 17,747
Amerco , Inc. 627 405
AutoNation, Inc.(Æ) 1,964 239
Best Buy Co., Inc. 5,506 582
BorgWarner, Inc. 1,264 55
Brunswick Corp. 2,105 201
CarMax, Inc.(Æ) 1,501 192
Charter Communications, Inc. Class A(Æ) 11,714 8,523
Comcast Corp. Class A 32,723 1,830
Costco Wholesale Corp. 3,358 1,509
Dick's Sporting Goods, Inc. 1,407 169
Dollar General Corp. 2,849 604
DR Horton, Inc. 21,489 1,804
eBay, Inc. 8,441 588
Floor & Decor Holdings, Inc. Class A(Æ) 2,227 269
Foot Locker, Inc. 2,627 120
Ford Motor Credit Co. LLC(Æ) 52,514 744
Gap, Inc. (The) 10,071 229
Garmin, Ltd. 2,775 431
General Motors Co.(Æ) 119,611 6,305
Gentex Corp. 803 26
Genuine Parts Co. 3,441 417
Graham Holdings Co. Class B 356 210
Grand Canyon Education, Inc.(Æ) 1,590 140
Home Depot, Inc. (The) 5,172 1,698
Kohl's Corp. 4,484 211
Lear Corp. 347 54
Lennar Corp. Class A 5,282 495
Liberty SiriusXM Group Class C(Æ) 5,778 274
LKQ Corp.(Æ) 13,118 660
Lowe's Cos., Inc. 3,186 646
Lululemon Athletica , Inc.(Æ) 744 301
McDonald's Corp. 569 137
Mohawk Industries, Inc.(Æ) 1,033 183
Netflix, Inc.(Æ) 9,307 5,680
Nike, Inc. Class B 47,991 6,970
NVR, Inc.(Æ) 70 336
Ollie's Bargain Outlet Holdings, Inc.(Æ) 2,419 146
Omnicom Group, Inc. 39,103 2,833
O'Reilly Automotive, Inc.(Æ) 525 321
Penske Automotive Group, Inc. 3,280 330
Polaris, Inc. 3,134 375
Pool Corp. 384 167
PulteGroup, Inc. 56,453 2,592
Ross Stores, Inc. 4,099 446
Starbucks Corp. 5,390 595
Target Corp. 4,997 1,143
Tesla, Inc.(Æ) 3,236 2,509
Thor Industries, Inc. 23,746 2,915
TJX Cos., Inc. (The) 5,401 356
Tractor Supply Co. 2,270 460
Ulta Beauty, Inc.(Æ) 997 360
ViacomCBS , Inc. Class B 4,924 195
Walmart, Inc. 10,391 1,448
Walt Disney Co. (The)(Æ) 8,880 1,502
Whirlpool Corp. 908 185
Williams-Sonoma, Inc. 2,717 482
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Yum China Holdings, Inc. 3,171 184
80,955
Consumer Staples - 5.1%
Altria Group, Inc. 11,685 532
Archer-Daniels-Midland Co. 8,634 518
Casey's General Stores, Inc. 582 110
Church & Dwight Co., Inc. 4,932 407
Clorox Co. (The) 2,974 493
Coca-Cola Co. (The) 18,637 978
Colgate-Palmolive Co. 10,610 802
ConAgra Foods, Inc. 55,363 1,875
CVS Health Corp. 49,600 4,208
Estee Lauder Cos., Inc. (The) Class A 1,424 427
General Mills, Inc. 6,816 408
Hormel Foods Corp. 1,723 71
Ingredion, Inc. 39,721 3,536
JM Smucker Co. (The) 3,096 372
Kimberly-Clark Corp. 5,168 684
Kraft Heinz Foods Co. 9,385 346
Kroger Co. (The) 95,705 3,869
Mondelez International, Inc. Class A 8,443 491
Monster Beverage Corp.(Æ) 2,598 231
PepsiCo, Inc. 7,106 1,069
Philip Morris International, Inc. 15,479 1,467
Procter & Gamble Co. (The) 18,919 2,645
Tyson Foods, Inc. Class A 48,112 3,798
US Foods Holding Corp.(Æ) 5,544 192
Walgreens Boots Alliance, Inc. 13,629 641
30,170
Energy - 2.4%
BP PLC - ADR 95,162 2,601
Canadian Natural Resources, Ltd. 76,124 2,782
Chevron Corp. 31,674 3,213
ConocoPhillips Co. 31,442 2,131
Exxon Mobil Corp. 23,430 1,378
Kinder Morgan, Inc. 21,131 354
Magna International, Inc. Class A 18,744 1,410
ONEOK, Inc. 4,077 236
14,105
Financial Services - 18.9%
AerCap Holdings, Ltd. / AerCap Global
Aviation Trust(Æ) 40,236 2,326
Aflac, Inc. 9,823 512
Allstate Corp. (The) 4,199 535
American Express Co. 1,079 181
American International Group, Inc. 3,987 219
American Tower Corp.(ö) 1,160 308
Banco Santander SA - ADR 448,129 1,622
Bank of America Corp. 125,334 5,320
Bank of New York Mellon Corp. (The) 5,310 275
Berkshire Hathaway, Inc. Class B(Æ) 27,585 7,529
BlackRock, Inc. Class A 279 234
Capital One Financial Corp. 2,570 416
Cboe Global Markets, Inc. 503 62
CBRE Group, Inc. Class A(Æ) 6,371 620
Charles Schwab Corp. (The) 4,725 344
Chubb, Ltd. 3,134 544

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — September 30, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
4 U.S. Strategic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Citigroup, Inc. 139,218 9,770
Citizens Financial Group, Inc. 57,981 2,724
Crown Castle International Corp.(ö) 1,803 312
Discover Financial Services 2,083 256
Equinix , Inc.(Æ)(ö) 144 114
Essent Group, Ltd. 28,345 1,247
Everest Re Group, Ltd. 130 33
Fifth Third Bancorp 11,295 479
First Republic Bank 1,072 207
Global Payments, Inc. 115 18
Goldman Sachs Group, Inc. (The) 3,247 1,227
Hartford Financial Services Group, Inc. 3,157 222
JPMorgan Chase & Co. 37,395 6,121
KeyCorp 9,178 198
KKR & Co., Inc. Class A 119,303 7,263
M&T Bank Corp. 1,944 290
MasterCard, Inc. Class A 28,180 9,798
Merck & Co., Inc. 13,415 1,008
MetLife, Inc. 4,703 290
Morgan Stanley 27,697 2,695
New York Community Bancorp, Inc. 154,281 1,986
Northern Trust Corp. 3,311 357
PayPal Holdings, Inc.(Æ) 34,023 8,853
People's United Financial, Inc. 3,680 64
PNC Financial Services Group, Inc. (The) 5,737 1,122
Popular, Inc. 28,480 2,212
Progressive Corp. (The) 3,213 290
Prudential Financial, Inc. 2,506 264
Raymond James Financial, Inc. 2,759 255
Regions Financial Corp. 14,319 305
Reinsurance Group of America, Inc. Class A 1,509 168
RenaissanceRe Holdings, Ltd. 5 1
Ryman Hospitality Properties, Inc.(Æ)(ö) 22,757 1,905
SLM Corp. 115,193 2,027
State Street Corp. 2,147 182
Synchrony Financial 8,472 414
Travelers Cos., Inc. (The) 3,142 478
Truist Financial Corp. 17,708 1,039
Two Harbors Investment Corp.(Ñ)(ö) 286,584 1,817
US Bancorp 15,606 928
Visa, Inc. Class A 51,857 11,552
Wells Fargo & Co. 172,264 7,995
Willis Towers Watson PLC(Æ) 13,025 3,028
112,561
Health Care - 15.4%
10x Genomics, Inc. Class A(Æ) 24,865 3,620
Abbott Laboratories 9,989 1,180
AbbVie, Inc. 28,350 3,058
Abiomed , Inc.(Æ) 488 159
Agilent Technologies, Inc. 4,291 676
Align Technology, Inc.(Æ) 9,116 6,066
Alkermes PLC(Æ) 14,653 452
Alnylam Pharmaceuticals, Inc.(Æ) 2,589 489
Amgen, Inc. 3,268 695
Anthem, Inc.(Æ) 1,207 450
AstraZeneca PLC - ADR 60,543 3,636
Baxter International, Inc. 4,144 333
Becton Dickinson and Co. 2,469 607
Biogen, Inc.(Æ) 2,601 736
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
BioMarin Pharmaceutical, Inc.(Æ) 1,022 79
Boston Scientific Corp.(Æ) 10,245 445
Bristol-Myers Squibb Co. 43,534 2,576
Catalent , Inc.(Æ) 31,370 4,174
Centene Corp.(Æ) 6,687 417
Cerner Corp. 6,807 480
Cigna Corp. 2,621 525
Cooper Cos., Inc. (The) 872 360
DexCom , Inc.(Æ) 948 518
Edwards Lifesciences Corp.(Æ) 70,438 7,975
Eli Lilly & Co. 4,218 975
Exact Sciences Corp.(Æ) 1,507 144
Exelixis , Inc.(Æ) 15,276 323
Gilead Sciences, Inc. 7,226 505
GlaxoSmithKline PLC - ADR(Ñ) 57,381 2,193
Haemonetics Corp.(Æ) 21,166 1,494
HCA Healthcare, Inc. 921 224
Hologic , Inc.(Æ) 2,266 167
Humana, Inc. 425 165
IDEXX Laboratories, Inc.(Æ) 459 285
Illumina, Inc.(Æ) 466 189
Incyte Corp.(Æ) 5,060 348
Insulet Corp.(Æ) 433 123
Integra LifeSciences Holdings Corp.(Æ) 1,183 81
Intra-Cellular Therapies, Inc. Class A(Æ) 37,129 1,384
Intuitive Surgical, Inc.(Æ) 6,739 6,700
Jazz Pharmaceuticals PLC(Æ) 18,314 2,385
Johnson & Johnson 43,461 7,019
Laboratory Corp. of America Holdings(Æ) 2,367 666
Masimo Corp.(Æ) 619 168
Medtronic PLC 21,789 2,731
Moderna , Inc.(Æ) 2,999 1,154
Neurocrine Biosciences, Inc.(Æ) 831 80
Organon & Co. 1,341 44
Pfizer, Inc. 109,879 4,726
Quest Diagnostics, Inc. 1,359 197
Regeneron Pharmaceuticals, Inc.(Æ) 844 511
ResMed , Inc. 2,615 689
Sage Therapeutics, Inc.(Æ) 2,682 119
Seagen , Inc.(Æ) 1,169 198
STERIS PLC 1,342 274
Stryker Corp. 2,840 749
Teleflex, Inc. 438 165
Thermo Fisher Scientific, Inc. 2,568 1,467
United Therapeutics Corp.(Æ) 2,788 515
UnitedHealth Group, Inc. 6,009 2,348
Veeva Systems, Inc. Class A(Æ) 18,136 5,226
Vertex Pharmaceuticals, Inc.(Æ) 2,854 518
Viatris , Inc. 125,645 1,702
West Pharmaceutical Services, Inc. 2,073 880
Zimmer Biomet Holdings, Inc. 9,711 1,421
Zoetis, Inc. Class A 4,509 875
91,833
Materials and Processing - 3.5%
Air Products & Chemicals, Inc. 144 37
Alcoa Corp. 48,262 2,362
Ball Corp. 4,120 371
Carrier Global Corp. 5,632 292
Copart , Inc.(Æ) 1,742 242

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — September 30, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Strategic Equity Fund 5
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Crown Holdings, Inc. 21,301 2,147
Dow, Inc. 4,652 268
DowDuPont , Inc. 41,128 2,796
Eastman Chemical Co. 14,467 1,457
Ecolab, Inc. 87 18
Fastenal Co. 4,175 215
Freeport-McMoRan, Inc. 8,142 265
Huntsman Corp. 103,421 3,060
International Paper Co. 9,622 538
Lennox International, Inc. 546 161
Linde PLC(Æ) 2,546 747
LyondellBasell Industries NV Class A 2,417 227
Newmont Corp. 70,376 3,820
Nucor Corp. 6,306 621
Owens Corning 526 45
Reliance Steel & Aluminum Co. 434 62
Southern Copper Corp. 9,944 558
Steel Dynamics, Inc. 63 4
Trane Technologies PLC 4,122 712
21,025
Producer Durables - 5.0%
3M Co. 1,939 340
Ametek , Inc. 487 60
Aptiv PLC(Æ) 1,648 246
Booz Allen Hamilton Holding Corp. Class A 1,562 124
Carlisle Cos., Inc. 1,102 219
CH Robinson Worldwide, Inc. 3,238 282
Cintas Corp. 1,104 420
CoStar Group, Inc.(Æ) 6,720 578
CSX Corp. 9,234 275
Cummins, Inc. 3,179 714
Danaher Corp. 4,098 1,248
Deere & Co. 930 312
Eaton Corp. PLC 2,329 348
Emerson Electric Co. 3,665 345
Expeditors International of Washington, Inc. 1,184 141
FedEx Corp. 21,370 4,686
General Dynamics Corp. 478 94
GXO Logistics, Inc.(Æ) 1,342 105
Honeywell International, Inc. 4,718 1,002
IDEX Corp. 561 116
IHS Markit , Ltd.(Æ) 3,232 377
Illinois Tool Works, Inc. 1,625 336
Johnson Controls International PLC(Æ) 13,670 931
Kansas City Southern 1,960 530
Keysight Technologies, Inc.(Æ) 918 151
Lockheed Martin Corp. 1,215 419
Norfolk Southern Corp. 744 178
Northrop Grumman Corp. 932 336
Old Dominion Freight Line, Inc. 548 157
Otis Worldwide Corp. 2,816 232
PACCAR Financial Corp. 5,469 432
Paychex, Inc. 971 109
Quanta Services, Inc. 6,202 706
Raytheon Co.(Æ) 7,864 676
Republic Services, Inc. Class A 3,229 388
Roper Technologies, Inc. 954 426
S&P Global, Inc. 188 80
Snap-on, Inc. 935 195
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Stanley Black & Decker, Inc. 719 126
Toro Co. (The) 2,847 277
Union Pacific Corp. 2,511 492
United Parcel Service, Inc. Class B 6,663 1,213
United Rentals, Inc.(Æ) 1,238 434
Verisk Analytics, Inc. Class A 2,323 465
Vontier Corp. 100,457 3,375
Waste Management, Inc. 34,986 5,225
Waters Corp.(Æ) 348 124
Westinghouse Air Brake Technologies Corp. 1,530 132
XPO Logistics, Inc.(Æ) 1,342 107
30,284
Technology - 29.0%
Accenture PLC Class A 3,090 989
Activision Blizzard, Inc. 2,116 164
Adobe, Inc.(Æ) 8,923 5,137
Advanced Micro Devices, Inc.(Æ) 8,992 925
Airbnb, Inc. Class A(Æ) 20,215 3,391
Alphabet, Inc. Class A(Æ) 2,336 6,245
Alphabet, Inc. Class C(Æ) 1,315 3,505
Amphenol Corp. Class A 4,565 334
Analog Devices, Inc. 7,891 1,322
Ansys , Inc.(Æ) 36 12
Apple, Inc. 89,176 12,618
Applied Materials, Inc. 6,816 877
Arista Networks, Inc.(Æ) 6,319 2,171
Automatic Data Processing, Inc. 1,376 275
Broadcom, Inc. 2,554 1,239
CACI International, Inc. Class A(Æ) 356 93
Cadence Design Systems, Inc.(Æ) 3,050 462
CDW Corp. 717 131
Cisco Systems, Inc. 26,156 1,424
Cognizant Technology Solutions Corp. Class
A 16,177 1,200
Corning, Inc. 7,541 275
Corteva , Inc. 70,548 2,969
Coupa Software, Inc.(Æ) 18,640 4,086
Datadog , Inc. Class A(Æ) 49,786 7,037
Dell Technologies, Inc. Class C(Æ) 7,292 759
Electronic Arts, Inc. 923 131
F5 Networks, Inc.(Æ) 1,997 397
Facebook, Inc. Class A(Æ) 18,095 6,141
Fidelity National Information Services, Inc. 1,947 237
Fiserv, Inc.(Æ) 1,506 163
Fortinet, Inc.(Æ) 1,247 364
Hewlett Packard Enterprise Co. Class H 30,059 428
HP, Inc.(Æ) 25,392 695
Intel Corp. 31,958 1,703
Intuit, Inc. 1,463 789
Juniper Networks, Inc. 119,574 3,291
KLA Corp. 2,031 679
Lam Research Corp. 1,088 619
Leidos Holdings, Inc. 3,168 305
Marvell Technology Group, Ltd. 24,726 1,491
Match Group, Inc.(Æ) 44,667 7,012
Microchip Technology, Inc. 3,411 524
Micron Technology, Inc. 44,289 3,144
Microsoft Corp. 101,474 28,608
Monolithic Power Systems, Inc. 849 411

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — September 30, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
6 U.S. Strategic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Motorola Solutions, Inc. 1,828 425
NVIDIA Corp. 15,988 3,312
ON Semiconductor Corp.(Æ) 8,918 408
Oracle Corp. 8,534 744
Paycom Software, Inc.(Æ) 12,064 5,981
Qorvo , Inc.(Æ) 1,232 206
QUALCOMM, Inc. 6,909 891
Salesforce.com, Inc.(Æ) 3,988 1,082
ServiceNow , Inc.(Æ) 13,170 8,195
Skyworks Solutions, Inc. 2,960 488
Snowflake, Inc. Class A(Æ) 24,033 7,268
Synopsys, Inc.(Æ) 892 267
Take-Two Interactive Software, Inc.(Æ) 2,156 332
Teradyne, Inc. 26,219 2,862
Texas Instruments, Inc. 7,081 1,361
Twilio , Inc. Class A(Æ) 23,814 7,598
Uber Technologies, Inc.(Æ) 216,792 9,712
Wix.com, Ltd.(Æ) 17,647 3,458
Workday, Inc. Class A(Æ) 542 135
Xilinx, Inc. 1,779 269
Zoom Video Communications, Inc. Class
A(Æ) 11,763 3,076
Zynga, Inc. Class A(Æ) 38,500 290
173,132
Utilities - 4.4%
American Electric Power Co., Inc. 1,296 105
AT&T, Inc. 122,295 3,303
Avangrid , Inc. 4,903 238
Cheniere Energy, Inc. 3,812 372
Consolidated Edison Co., Inc. 4,123 299
Dominion Energy, Inc. 1,134 83
DT Midstream, Inc. 984 46
DTE Energy Co. 1,968 220
Duke Energy Corp. 6,335 618
Edison International 47,333 2,626
Evergy , Inc. 5,903 367
Eversource Energy(Æ) 3,433 281
Exelon Corp. 11,311 547
FirstEnergy Corp. 64,551 2,299
International Business Machines Corp. 4,227 587
National Fuel Gas Co. 2,504 132
NextEra Energy, Inc. 6,860 539
NiSource, Inc. 96,700 2,343
Pinnacle West Capital Corp. 1,968 142
PPL Corp. 73,890 2,060
Sempra Energy 1,950 247
Southern Co. (The) 4,650 288
T-Mobile USA, Inc.(Æ) 41,218 5,266
UGI Corp. 27,451 1,170
Verizon Communications, Inc. 31,995 1,728
WEC Energy Group, Inc.(Æ) 4,835 426
26,332
Total Common Stocks
(cost $390,734) 580,397
Short-Term Investments - 2.7%
U.S. Cash Management Fund(@) 16,030,190
(∞)
16,027
Total Short-Term Investments
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
(cost $16,027) 16,027
Other Securities - 0.7%
U.S. Cash Collateral Fund(@)(×) 3,966,350
(∞)
3,966
Total Other Securities
(cost $3,966) 3,966
Total Investments - 100.7%
(identified cost $410,727) 600,390
Other Assets and Liabilities, Net
- (0.7)%
(3,917)
Net Assets - 100.0%
596,473

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — September 30, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Strategic Equity Fund 7
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 22 USD 4,728 12/21 (179)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (179)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 80,955 $ — $ —
$ —
$ 80,955
Consumer Staples 30,170 — —
—
30,170
Energy 14,105 — —
—
14,105
Financial Services 112,561 — —
—
112,561
Health Care 91,833 — —
—
91,833
Materials and Processing 21,025 — —
—
21,025
Producer Durables 30,284 — —
—
30,284
Technology 173,132 — —
—
173,132
Utilities 26,332 — —
—
26,332
Short-Term Investments — — — 16,027 16,027
Other Securities — — — 3,966 3,966
Total Investments
580,397 — — 19,993 600,390
Other Financial Instruments
Liabilities
Futures Contracts (179) — — — (179)
Total Other Financial Instruments
*
$ (179) $ — $ — $ — $ (179)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended September 30, 2021, see note 2 in the Notes to
Quarterly Report.

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments — September 30, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
8 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 99.6%
Consumer Discretionary - 12.2%
1-800-Flowers.com, Inc. Class A(Æ) 6,486 198
Aaron's Co., Inc. (The) 13,756 379
Abercrombie & Fitch Co. Class A(Æ) 7,594 286
Academy Sports and Outdoors, Inc.(Æ)(Û) 8,102 324
Adtalem Global Education, Inc.(Æ) 4,796 181
AerSale Corp.(Æ)(Ñ) 5,323 90
Altice USA, Inc. Class A(Æ)(Û) 878 18
Amerco , Inc.(Û) 356 230
American Axle & Manufacturing Holdings,
Inc.(Æ) 31,866 280
American Eagle Outfitters, Inc. 3,091 80
American Public Education, Inc.(Æ) 9,265 237
America's Car-Mart, Inc.(Æ) 5,543 647
B. Riley Financial, Inc. 8,933 527
Barnes & Noble Education, Inc.(Æ) 18,454 184
Bassett Furniture Industries, Inc. 1,011 18
Beazer Homes USA, Inc.(Æ) 4,904 85
BJ's Restaurants, Inc.(Æ) 4,669 195
Bluegreen Vacations Holding Corp.(Æ) 4,911 127
Boot Barn Holdings, Inc.(Æ) 14,210 1,262
Boston Omaha Corp. Class A(Æ) 10,140 393
Brinker International, Inc.(Æ) 7,940 389
Buckle, Inc. (The) 2,857 113
Caleres , Inc. 19,779 439
Cardlytics, Inc.(Æ) 3,711 312
Carriage Services, Inc. Class A 1,324 59
Carrols Restaurant Group, Inc. 34,254 126
Carter's, Inc. 5,756 560
Cavco Industries, Inc.(Æ) 2,315 548
Celestica, Inc.(Æ) 20,614 183
Central Garden & Pet Co. Class A(Æ) 1,288 55
Century Casinos, Inc.(Æ) 35,484 478
Century Communities, Inc. 2,552 157
Citi Trends, Inc.(Æ) 1,649 120
Conn's, Inc.(Æ) 3,148 72
Container Store Group, Inc. (The)(Æ) 5,195 49
Cooper-Standard Holdings, Inc.(Æ) 2,498 55
Cracker Barrel Old Country Store, Inc. 1,724 241
Crocs, Inc.(Æ) 2,058 295
Dana Holding Corp. 20,829 463
Del Taco Restaurants, Inc.(Æ) 24,003 210
Delta Apparel, Inc.(Æ) 7,542 206
Designer Brands, Inc. Class A(Æ) 18,675 260
Dillard's, Inc. Class A(Û) 1,714 296
Drive Shack, Inc.(Æ) 25,304 71
Escalade, Inc. 12,464 236
Ethan Allen Interiors, Inc. 3,768 89
Fiesta Restaurant Group, Inc.(Æ) 9,288 102
First Cash Financial Services, Inc. 1,700 149
Foot Locker, Inc. 4,432 202
Fossil Group, Inc.(Æ) 26,952 319
Franklin Covey Co.(Æ) 3,829 156
Genesco, Inc.(Æ) 9,151 528
GMS, Inc.(Æ) 2,693 118
Goodyear Tire & Rubber Co. (The)(Æ) 24,963 442
GoPro, Inc. Class A(Æ) 22,746 213
Gray Television, Inc. 8,319 190
Group 1 Automotive, Inc. 863 162
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
H&R Block, Inc. 15,452 386
Hamilton Beach Brands Holding Co. Class A 8,416 132
Hanesbrands, Inc. 14,032 241
HealthStream , Inc.(Æ) 2,412 69
Hibbett, Inc. 2,581 183
Hillenbrand, Inc. 7,296 311
Horizon Global Corp.(Æ) 39,825 280
IAC/InterActiveCorp.(Æ)(Û) 188 24
iHeartMedia , Inc. Class A(Æ)(Û) 1,387 35
iMedia Brands, Inc.(Æ) 16,334 94
International Game Technology PLC(Æ) 24,006 632
IntriCon Corp.(Æ) 4,657 85
JOANN, Inc.(Ñ) 19,709 220
KB Home 6,499 253
Kontoor Brands, Inc.(Û) 9,084 454
Kura Sushi USA, Inc. Class A(Æ) 5,438 238
Lands' End, Inc.(Æ) 2,409 57
Landsea Homes Corp.(Æ) 28,689 248
Laureate Education, Inc. Class A(Æ) 4,019 68
La-Z-Boy, Inc. 2,597 84
Lumber Liquidators Holdings, Inc.(Æ) 4,674 87
M/I Homes, Inc.(Æ)(Ð)(Û) 1,077 62
Madison Square Garden Entertainment Corp.
(Æ) 4,030 293
Madison Square Garden Sports Corp. Class
A(Æ)(Û) 758 141
Marchex , Inc. Class B(Æ) 2,599 8
MarineMax , Inc.(Æ) 4,644 226
MasterCraft Boat Holdings, Inc.(Æ) 4,004 100
Monro Muffler Brake, Inc. 6,834 393
Motorcar Parts of America, Inc.(Æ) 6,361 124
Movado Group, Inc. 8,791 277
Nathan's Famous, Inc. 980 60
National Presto Industries, Inc. 698 57
Overstock.com, Inc.(Æ) 1,122 87
Perdoceo Education Corp.(Æ)(Ð) 4,622 49
PetIQ , Inc.(Æ) 7,586 189
Potbelly Corp.(Æ) 12,057 82
QuinStreet , Inc.(Æ) 16,730 294
Qurate Retail, Inc. Class A 9,772 100
Red Robin Gourmet Burgers, Inc.(Æ) 1,387 32
REV Group, Inc. 10,665 183
Ruth's Hospitality Group, Inc.(Æ) 4,375 91
Sally Beauty Holdings, Inc.(Æ) 8,739 147
Scholastic Corp. 10,890 388
Scientific Games Corp. Class A(Æ) 5,270 438
Service Corp. International(Û) 1,188 72
Shoe Carnival, Inc. 740 24
Shutterstock , Inc. 1,088 123
Signet Jewelers, Ltd.(Û) 2,484 196
Sinclair Broadcast Group, Inc. Class A 2,309 73
Skyline Champion Corp.(Æ) 21,943 1,317
SMART Global Holdings, Inc.(Æ) 13,085 583
Sonic Automotive, Inc. Class A 2,355 124
Stamps.com, Inc.(Æ) 742 245
Stride, Inc.(Æ) 5,387 194
TEGNA, Inc. 3,758 74
Tenneco, Inc. Class A(Æ) 13,907 198
Texas Roadhouse, Inc. Class A 11,212 1,023
Tilly's, Inc. Class A 829 12

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — September 30, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 9
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Townsquare Media, Inc. Class A(Æ) 31,748 415
Travelzoo , Inc.(Æ) 848 10
Universal Electronics, Inc.(Æ) 6,687 329
Universal Technical Institute, Inc.(Æ) 1,944 13
Vista Outdoor, Inc.(Æ) 10,512 424
Visteon Corp.(Æ) 1,974 186
WideOpenWest , Inc.(Æ) 4,921 97
Wingstop , Inc.(Ð) 1,943 319
Wolverine World Wide, Inc. 16,976 507
WW International, Inc.(Æ) 3,064 56
Wyndham Hotels & Resorts, Inc. 5,448 421
YETI Holdings, Inc.(Æ) 7,464 640
Zumiez , Inc.(Æ) 3,057 122
30,203
Consumer Staples - 3.3%
Adecoagro SA(Æ) 14,582 132
Albertsons Co., Inc. Class A(Û) 15,100 471
Alico , Inc. 3,695 127
Andersons, Inc. (The) 6,976 215
Bunge, Ltd.(Û) 5,706 465
Coca-Cola Bottling Co.(Û) 293 115
Dole PLC(Æ)(Ñ) 6,803 115
elf Beauty, Inc.(Æ) 59,025 1,716
Energizer Holdings, Inc. - GDR(Æ) 10,625 386
Farmer Brothers Co.(Æ) 24,739 208
Fresh Del Monte Produce, Inc. 3,697 119
Grocery Outlet Holding Corp.(Æ) 21,108 455
Helen of Troy, Ltd.(Æ) 594 133
Herbalife Nutrition, Ltd.(Æ)(Û) 4,196 178
Ingles Markets, Inc. Class A 1,406 93
Ingredion, Inc. 4,993 444
J&J Snack Foods Corp. 2,360 361
Lancaster Colony Corp. 595 100
Landec Corp.(Æ) 18,287 169
Lifevantage Corp.(Æ) 1,696 11
Medifast , Inc. 928 179
Nomad Foods, Ltd.(Æ) 5,351 147
Performance Food Group Co.(Æ) 3,573 166
Pilgrim's Pride Corp.(Æ)(Û) 629 18
Post Holdings, Inc.(Æ)(Û) 891 98
Primo Water Corp. 9,627 151
Quanex Building Products Corp. 11,760 251
Spectrum Brands Holdings, Inc.(Û) 5,649 540
Turning Point Brands, Inc. 6,367 304
United Natural Foods, Inc.(Æ) 5,574 270
8,137
Energy - 3.7%
Amplify Energy Corp.(Æ) 7,653 41
Arch Resources, Inc.(Æ) 4,171 387
Berry Petroleum Corp. 1,000 7
ChampionX Corp.(Æ) 18,889 422
CVR Energy, Inc. 3,591 60
Delek US Holdings, Inc.(Æ) 45,359 815
Exterran Corp.(Æ) 2,100 9
Green Brick Partners, Inc.(Æ) 42,144 865
HollyFrontier Corp.(Ð) 9,689 321
Hostess Brands, Inc. Class A(Æ) 4,279 74
Khosla Ventures Acquisition, Co.(Æ) 6,806 67
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Liberty Oilfield Services, Inc. Class A(Æ) 8,311 101
Luxfer Holdings PLC - ADR 14,513 285
Matrix Service Co.(Æ) 32,304 338
Nabors Industries, Inc.(Æ) 431 42
National Energy Services Reunited Corp.(Æ) 78,094 978
Natural Gas Services Group, Inc.(Æ) 13,253 138
Newpark Resources, Inc.(Æ) 132,297 437
NexTier Oilfield Solutions, Inc.(Æ) 69,440 319
NOW, Inc.(Æ) 7,512 57
Oil States International, Inc.(Æ) 20,105 128
Par Pacific Holdings, Inc.(Æ) 5,396 85
Patterson-UTI Energy, Inc. 74,841 674
PBF Energy, Inc. Class A(Æ) 10,721 139
REX American Resources Corp.(Æ) 595 48
SM Energy Co. 24,620 649
Solaris Oilfield Infrastructure, Inc. Class A 21,519 179
SunCoke Energy, Inc. 8,035 50
Talon Metals Corp.(Æ) 183,000 85
Targa Resources Corp.(Ð)(Û) 9,529 469
TPI Composites, Inc.(Æ) 7,691 260
W&T Offshore, Inc.(Æ) 55,375 206
Warrior Met Coal, Inc. 18,890 440
World Fuel Services Corp. 4,518 152
9,327
Financial Services - 21.2%
AerCap Holdings, Ltd. / AerCap Global
Aviation Trust(Æ) 5,422 313
Agree Realty Corp.(ö) 6,151 407
Alleghany Corp.(Æ)(Û) 588 367
Alliance Data Systems Corp. 1,669 168
Alpine Income Property Trust, Inc.(ö) 32,361 594
Amalgamated Financial Corp. 848 13
Amerant Bancorp, Inc.(Æ) 1,127 28
American Campus Communities, Inc.(ö) 5,985 290
American Equity Investment Life Holding
Co. 7,573 224
Ameris Bancorp 5,156 267
Apple Hospitality REIT, Inc.(ö) 27,174 427
Argo Group International Holdings, Ltd. 2,150 112
Armada Hoffler Properties, Inc.(ö) 1,841 25
Associated Banc-Corp.(Ð) 3,716 80
Assurant, Inc.(Û) 130 21
Atlantic Capital Bancshares, Inc.(Æ) 9,576 254
Atlantic Union Bankshares Corp.(Æ) 2,689 99
Axis Capital Holdings, Ltd. 7,646 352
Axos Financial, Inc.(Æ) 2,529 130
Banc of California, Inc. 70,844 1,311
Bancorp, Inc. (The)(Æ) 5,313 135
BancorpSouth Bank 15,351 457
BankUnited , Inc. 2,529 106
Banner Corp. 161 9
Bar Harbor Bankshares 2,463 69
Blucora , Inc.(Æ) 27,976 436
Bridgewater Bancshares, Inc.(Æ) 550 10
Brighthouse Financial, Inc.(Æ) 7,848 355
Brixmor Property Group, Inc.(ö) 17,461 386
Bryn Mawr Bank Corp. 6,611 304
Byline Bancorp, Inc. 11,912 293
Cadence Bancorp 37,475 823

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — September 30, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
10 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Cambridge Bancorp 1,019 90
Camden Property Trust(ö)(Û) 2,952 435
Capital Bancorp, Inc. 8,545 206
Capital City Bank Group, Inc. 9,885 245
Capstar Financial Holdings, Inc. 26,124 555
Carter Bankshares , Inc.(Æ) 1,074 15
CatchMark Timber Trust, Inc. Class A(ö) 13,664 162
Cathay General Bancorp 3,138 130
CBTX, Inc. 1,231 32
Chatham Lodging Trust(Ð)(ö) 3,689 45
Chimera Investment Corp.(ö) 2,553 38
CIT Group, Inc. 2,760 143
Civista Bancshares, Inc. 6,042 140
Clipper Realty, Inc.(ö) 21,619 175
CNO Financial Group, Inc. 10,495 247
Columbia Banking System, Inc. 3,118 118
Community Bank System, Inc. 1,604 110
CorEnergy Infrastructure Trust, Inc.(ö) 702 3
CorePoint Lodging, Inc.(ö) 3,458 54
Cousins Properties, Inc.(ö) 10,003 373
Cowen Group, Inc. Class A 12,152 417
CTO Realty Growth, Inc.(ö) 12,061 648
Curo Group Holdings Corp. 8,241 143
Customers Bancorp, Inc.(Æ) 4,430 191
CVB Financial Corp. 11,238 229
DigitalBridge Group, Inc.(Ð)(ö) 35,300 213
Diversified Healthcare Trust(Æ) 5,849 20
Donegal Group, Inc. Class A 7,294 106
Easterly Government Properties, Inc.(ö) 10,858 224
Eastern Bankshares , Inc. 5,100 104
EastGroup Properties, Inc.(ö) 677 113
Emerald Holding, Inc.(Æ) 21,939 95
Enova International, Inc.(Æ) 3,066 106
Enstar Group, Ltd.(Æ) 487 114
Enterprise Financial Services Corp. 4,117 186
Equity Commonwealth(ö) 3,539 92
Essent Group, Ltd. 10,291 453
EZCORP, Inc. Class A(Æ) 51,520 390
Farmland Partners, Inc.(ö) 2,600 31
Federal Agricultural Mortgage Corp. Class C 5,292 574
Federated Hermes, Inc. Class B 2,249 73
First BanCorp 9,914 130
First Community Corp. 8,721 174
First Financial Bankshares , Inc. 1,892 87
First Financial Corp. 329 14
First Foundation, Inc. 28,490 749
First Internet Bancorp 3,232 101
First Interstate BancSystem , Inc. Class A 14,486 583
First Merchants Corp. 9,239 387
First Mid-Illinois Bancshares, Inc. 3,797 156
Five Star Bancorp 10,729 257
Flagstar Bancorp, Inc. 2,235 113
Flushing Financial Corp. 3,435 78
FNB Corp. 6,377 74
Forestar Group, Inc.(Æ) 8,941 167
Four Corners Property Trust, Inc.(ö) 2,491 67
Franchise Group, Inc.(Æ) 9,640 341
Gaming and Leisure Properties, Inc.(ö) 17,043 789
Genworth Financial, Inc. Class A(Æ) 55,863 209
GEO Group, Inc. (The)(ö) 20,661 154
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Glacier Bancorp, Inc. 3,450 191
Global Medical REIT, Inc.(ö) 14,613 215
Great Western Bancorp, Inc. 2,298 75
Green Dot Corp. Class A(Æ) 4,924 248
Greenlight Capital Re, Ltd. Class A(Æ) 829 6
Guaranty Bancshares, Inc. 1,919 69
Hallmark Financial Services, Inc.(Æ) 2,751 10
Hancock Holding Co. 9,619 453
Hanmi Financial Corp. 2,372 48
Hanover Insurance Group, Inc. (The) 2,043 265
HarborOne Bancorp, Inc.(Ð) 830 12
Heritage Insurance Holdings, Inc. 309 2
Hilltop Holdings, Inc. 2,506 82
Home Bancorp, Inc. 2,307 89
Home BancShares , Inc. 37,504 883
HomeStreet , Inc. 19,018 783
HomeTrust Bancshares, Inc. 579 16
Horace Mann Educators Corp. 7,903 314
Houlihan Lokey , Inc. Class A 2,151 198
Howard Hughes Corp. (The)(Æ)(Ð) 870 76
Hudson Pacific Properties, Inc.(ö) 13,374 351
I3 Verticals, Inc. Class A(Æ) 18,682 452
Independent Bank Corp. 8,336 179
Innovative Industrial Properties, Inc.(ö) 1,547 358
International Bancshares Corp. 1,838 77
Investar Holding Corp. 6,730 148
Investors Bancorp, Inc. 8,306 126
Jackson Financial, Inc.(Æ)(Ñ) 20,701 538
James River Group Holdings, Ltd. 9,621 363
JER Investment Trust, Inc.(Æ)(Š)(Þ) 1,771 —
Kearny Financial Corp. 24,885 309
Kemper Corp. 6,060 405
Kennedy-Wilson Holdings, Inc. 2,699 56
Ladder Capital Corp. Class A(ö) 13,162 145
LendingClub Corp.(Æ) 10,852 306
LendingTree , Inc.(Æ) 2,000 280
Live Oak Bancshares, Inc. 2,677 170
Merchants Bancorp 1,465 58
Metropolitan Bank Holding Corp.(Æ) 6,254 527
MFA Financial, Inc.(ö) 50,089 229
MoneyGram International, Inc.(Æ) 16,561 133
Mr. Cooper Group, Inc.(Æ) 3,359 138
National Bank Holdings Corp. Class A 18,188 736
National Retail Properties, Inc.(ö) 7,547 326
New York Mortgage Trust, Inc.(ö) 18,497 79
NexPoint Residential Trust, Inc.(ö) 342 21
Nicolet Bankshares , Inc.(Æ) 567 42
NMI Holdings, Inc. Class A(Æ) 21,336 482
Northeast Bank 7,633 257
Northrim BanCorp , Inc. 309 13
OceanFirst Financial Corp. 9,966 213
ODP Corp. (The)(Æ) 3,784 152
OFG Bancorp 2,956 75
Old National Bancorp 22,539 382
Old Second Bancorp, Inc. 25,023 327
Oportun Financial Corp.(Æ) 5,134 129
Origin Bancorp, Inc. 570 24
Pacific Premier Bancorp, Inc. 2,925 121
PCB Bancorp(Æ) 24,385 486
PCSB Financial Corp. 23,351 431

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — September 30, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 11
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Peapack Gladstone Financial Corp. 351 12
PennyMac Financial Services, Inc.(Û) 4,240 259
Peoples Bancorp, Inc. 20,253 640
Piedmont Office Realty Trust, Inc. Class A(ö) 2,049 36
Plymouth Industrial REIT, Inc.(ö) 15,210 346
Popular, Inc. 12,575 977
Potlatch Corp.(ö) 3,808 196
PRA Group, Inc.(Æ) 1,877 79
Premier Financial Corp. 20,149 642
Primis Financial Corp.(Æ) 3,377 49
ProAssurance Corp. 2,687 64
PROG Holdings, Inc. 12,151 510
PS Business Parks, Inc.(ö) 731 115
Pzena Investment Management, Inc. Class A 27,543 271
QCR Holdings, Inc. 5,463 281
Radian Group, Inc. 4,857 110
Realogy Holdings Corp.(Æ) 14,854 261
Redfin Corp.(Æ) 1,350 68
Reinsurance Group of America, Inc. Class
A(Û) 3,350 373
RenaissanceRe Holdings, Ltd.(Ð) 2,284 318
Renasant Corp. 2,340 84
Repay Holdings Corp.(Æ) 35,992 829
Retail Value, Inc.(ö) 3,904 103
Riverview Bancorp, Inc. 7,502 55
RLI Corp. 639 64
RMR Group, Inc. (The) Class A 4,603 154
Sculptor Capital Management, Inc. 2,614 73
Selective Insurance Group, Inc. 5,135 388
ServisFirst Bancshares, Inc. 900 70
Simmons First National Corp. Class A 2,757 81
SLM Corp.(Û) 17,880 315
SmartFinancial , Inc. 2,982 77
South State Corp. 887 66
Southern Missouri Bancorp, Inc. 2,113 95
SP Plus Corp.(Æ) 14,561 447
Spirit Realty Capital, Inc.(ö) 4,215 194
STAG Industrial, Inc.(ö) 7,670 301
Stewart Information Services Corp. 6,569 416
StoneX Group, Inc.(Æ) 6,787 447
Summit Hotel Properties, Inc.(ö) 24,027 231
Target Hospitality Corp. Class A(Æ) 58,617 219
Terreno Realty Corp.(ö) 1,131 72
Territorial Bancorp, Inc. 18,649 473
Texas Capital Bancshares, Inc.(Æ) 3,765 226
Tiptree Financial, Inc. Class A 29,853 299
TPG RE Finance Trust, Inc.(ö) 17,474 216
TriCo Bancshares 4,644 202
Triumph Bancorp, Inc.(Æ) 8,342 835
UMB Financial Corp. 3,419 331
UMH Properties, Inc.(ö) 27,393 627
United Bankshares , Inc. 3,683 134
United Community Banks, Inc. 16,160 530
United Fire Group, Inc. 1,150 27
United Insurance Holdings Corp. 3,315 12
Universal Insurance Holdings, Inc. 9,977 130
Unum Group 15,522 389
Urstadt Biddle Properties, Inc. Class A(ö) 3,720 70
Valley National Bancorp 30,641 408
Velocity Financial, Inc.(Æ)(Ñ) 10,405 137
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Virtus Investment Partners, Inc. 289 90
Voya Financial, Inc.(Û) 5,170 317
Walker & Dunlop, Inc. 1,070 121
Washington Trust Bancorp, Inc. 7,298 387
Waterstone Financial, Inc. 1,311 27
Webster Financial Corp. 13,794 751
West Bancorporation, Inc. 1,696 51
Westamerica BanCorp 4,846 273
Westwood Holdings Group, Inc. 5,940 113
WSFS Financial Corp. 2,159 111
52,687
Health Care - 18.9%
Acadia Pharmaceuticals, Inc.(Æ) 7,857 131
Acceleron Pharma, Inc.(Æ) 9,458 1,628
Accuray , Inc.(Æ) 26,225 104
Aerie Pharmaceuticals, Inc.(Æ) 6,847 78
Agios Pharmaceuticals, Inc.(Æ) 7,791 360
Akebia Therapeutics, Inc.(Æ)(Ð) 23,229 67
Alkermes PLC(Æ) 15,667 483
Allakos , Inc.(Æ) 879 93
Allscripts Healthcare Solutions, Inc.(Æ) 20,587 275
Alpha Teknova , Inc.(Æ) 17,203 428
ALX Oncology Holdings, Inc.(Æ) 2,539 188
Amicus Therapeutics, Inc.(Æ)(Ð) 29,463 281
AMN Healthcare Services, Inc.(Æ) 1,255 144
Amneal Pharmaceuticals, Inc.(Æ)(Ð) 14,925 80
Amphastar Pharmaceuticals, Inc.(Æ) 14,747 280
AngioDynamics , Inc.(Æ) 1,878 49
Angion Biomedica Corp.(Æ)(Ñ) 23,461 229
ANI Pharmaceuticals, Inc.(Æ) 9,889 324
Anika Therapeutics, Inc.(Æ) 9,846 419
Antares Pharma, Inc.(Æ) 21,185 77
Apellis Pharmaceuticals, Inc.(Æ) 10,088 332
Applied Genetic Technologies Corp.(Æ)(Ð) 2,767 8
Applied Therapeutics, Inc.(Æ) 4,551 76
Apria, Inc.(Æ) 5,738 213
Ardelyx , Inc.(Æ)(Ð) 4,995 7
Arena Pharmaceuticals, Inc.(Æ)(Û) 13,338 794
Argenx SE - ADR(Æ) 2,919 882
Arrowhead Pharmaceuticals, Inc.(Æ) 16,293 1,017
Arvinas , Inc.(Æ) 3,597 296
Ascendis Pharma A/S - ADR(Æ) 2,225 355
Athenex , Inc.(Æ)(Ð) 4,864 15
Athira Pharma, Inc.(Æ) 12,957 122
ATI Physical Therapy, Inc.(Æ) 12,548 48
Avid Bioservices , Inc.(Æ)(Ñ) 83,932 1,810
AVROBIO, Inc.(Æ) 3,065 17
Axsome Therapeutics, Inc.(Æ)(Ñ) 1,192 39
Beam Therapeutics, Inc.(Æ) 5,961 519
Biohaven Pharmaceutical Holding Co., Ltd.
(Æ) 5,307 737
BioLife Solutions, Inc.(Æ) 37,179 1,573
Bluebird Bio, Inc.(Æ)(Ð) 9,266 177
Blueprint Medicines Corp.(Æ) 3,942 405
BridgeBio Pharma, Inc.(Æ) 11,047 518
Cara Therapeutics, Inc.(Æ)(Ð) 4,787 74
Cardinal Health, Inc.(Û) 1,730 86
Cardiovascular Systems, Inc.(Æ) 1,707 56
CareDx , Inc.(Æ) 1,881 119

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — September 30, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
12 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Castle Biosciences, Inc.(Æ) 968 64
Castlight Health, Inc. Class B(Æ) 9,806 15
Catalyst Pharmaceuticals, Inc.(Æ) 7,018 37
Clovis Oncology, Inc.(Æ)(Ñ) 15,107 67
Computer Programs & Systems, Inc.(Æ) 4,617 164
Concert Pharmaceuticals, Inc.(Æ)(Ð) 2,467 8
CONMED Corp. 6,242 817
CorVel Corp.(Æ) 1,042 194
Crinetics Pharmaceuticals, Inc.(Æ) 7,891 166
Cutera , Inc.(Æ) 1,361 63
Cytokinetics, Inc.(Æ) 15,036 537
CytomX Therapeutics, Inc.(Æ) 11,657 59
Deciphera Pharmaceuticals, Inc.(Æ) 8,976 305
Denali Therapeutics, Inc.(Æ) 4,633 234
Dicerna Pharmaceuticals, Inc.(Æ) 17,896 361
Eagle Pharmaceuticals, Inc.(Æ) 1,032 58
Editas Medicine, Inc.(Æ) 1,595 66
Emergent BioSolutions , Inc.(Æ) 1,411 71
Enanta Pharmaceuticals, Inc.(Æ) 1,608 91
Endo International PLC(Æ) 27,088 88
Ensign Group, Inc. (The) 1,572 118
Esperion Therapeutics, Inc.(Æ)(Ñ) 9,066 109
Exelixis , Inc.(Æ)(Û) 16,360 346
FibroGen , Inc.(Æ)(Ð) 11,737 120
Flexion Therapeutics, Inc.(Æ)(Ð) 6,143 37
F-Star Therapeutics, Inc.(Æ) 14,966 110
G1 Therapeutics, Inc.(Æ)(Ñ) 15,034 202
Global Blood Therapeutics, Inc.(Æ) 3,503 89
Gossamer Bio, Inc.(Æ) 5,218 66
Halozyme Therapeutics, Inc.(Æ) 1,897 77
Hanger, Inc.(Æ) 1,086 24
Heska Corp.(Æ) 5,976 1,545
Homology Medicines, Inc.(Æ)(Ð) 5,890 46
IDEAYA Biosciences, Inc.(Æ) 13,697 349
IGM Biosciences, Inc.(Æ)(Ñ) 3,406 224
Impel Neuropharma , Inc.(Æ)(Ñ) 19,247 234
InfuSystems Holdings, Inc.(Æ) 31,130 406
Inhibrx , Inc.(Æ)(Ñ) 12,554 418
Innoviva , Inc.(Æ) 9,574 160
Inogen , Inc.(Æ) 1,297 56
Inozyme Pharma, Inc.(Æ) 10,935 127
Insmed , Inc.(Æ) 3,962 109
Inspire Medical Systems, Inc.(Æ) 807 188
Intellia Therapeutics, Inc.(Æ) 1,447 194
Intercept Pharmaceuticals, Inc.(Æ)(Ð) 5,998 89
Invacare Corp.(Æ) 18,950 90
Ionis Pharmaceuticals, Inc.(Æ)(Ð) 9,195 308
iRadimed Corp.(Æ) 17,691 594
iRhythm Technologies, Inc.(Æ) 4,237 248
Ironwood Pharmaceuticals, Inc. Class A(Æ)
(Ð) 10,666 139
Jazz Pharmaceuticals PLC(Æ)(Ð) 2,043 266
Kiniksa Pharmaceuticals, Ltd. Class A(Æ)(Ð) 1,390 16
Kura Oncology, Inc.(Æ) 4,916 92
Lannett Co., Inc.(Æ) 3,290 10
Lantheus Holdings, Inc.(Æ) 14,605 375
LeMaitre Vascular, Inc. 21,885 1,162
LHC Group, Inc.(Æ) 4,196 658
LivaNova PLC(Æ) 3,597 285
MedAvail Holdings, Inc.(Æ)(Ñ) 26,466 77
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
MEDNAX, Inc.(Æ) 5,505 157
Medpace Holdings, Inc.(Æ) 7,883 1,492
Merit Medical Systems, Inc.(Æ)(Ð) 1,669 120
Minerva Neurosciences, Inc.(Æ) 5,945 10
Mirati Therapeutics, Inc.(Æ) 3,075 544
ModivCare , Inc.(Æ) 1,156 210
Molecular Templates, Inc.(Æ) 24,719 166
Molina Healthcare, Inc.(Æ)(Û) 1,884 511
Mustang Bio, Inc.(Æ) 42,385 114
Natus Medical, Inc.(Æ) 12,051 302
Nektar Therapeutics(Æ)(Ð) 1,314 24
Neogen Corp.(Æ) 24,223 1,052
NeoGenomics , Inc.(Æ) 19,596 945
Neurocrine Biosciences, Inc.(Æ) 1,416 136
Nevro Corp.(Æ) 917 107
NextGen Healthcare, Inc.(Æ) 4,474 63
NGM Biopharmaceuticals, Inc.(Æ) 2,719 57
Omnicell , Inc.(Æ) 5,073 753
Optinose , Inc.(Æ) 1,497 4
Orthofix Medical, Inc.(Æ) 1,988 76
Owens & Minor, Inc. 5,583 175
Pacific Biosciences of California, Inc.(Æ) 8,674 222
Pennant Group, Inc. (The)(Æ) 3,660 103
Phathom Pharmaceuticals, Inc.(Æ)(Ð) 1,291 41
Phibro Animal Health Corp. Class A 5,626 121
Phreesia , Inc.(Æ) 10,712 661
Pliant Therapeutics, Inc.(Æ) 2,442 41
Poseida Therapeutics, Inc.(Æ) 3,496 25
Precision BioSciences , Inc.(Æ) 9,059 105
Prestige Brands Holdings, Inc.(Æ) 1,942 109
Progenics Pharmaceuticals, Inc.(Æ)(Š) 1,808
—
Protagonist Therapeutics, Inc.(Æ) 6,781 120
Protech Home Medical Corp.(Æ) 14,521 92
PTC Therapeutics, Inc.(Æ) 16,992 632
Puma Biotechnology, Inc.(Æ)(Ð) 2,000 14
Radius Health, Inc.(Æ) 3,658 45
RadNet , Inc.(Æ) 15,570 456
Reata Pharmaceuticals, Inc. Class A(Æ) 3,826 385
Recro Pharma, Inc.(Æ) 35,863 74
Recursion Pharmaceuticals, Inc. Class A(Æ)
(Ñ) 2,640 61
Repligen Corp.(Æ) 4,534 1,310
Sage Therapeutics, Inc.(Æ) 3,025 134
Sarepta Therapeutics, Inc.(Æ)(Ð)(Û) 581 54
Savara , Inc.(Æ) 4,200 6
Schrodinger, Inc.(Æ) 8,759 479
Selecta Biosciences, Inc.(Æ) 9,278 39
ShockWave Medical, Inc.(Æ) 2,088 430
SIGA Technologies, Inc.(Æ) 46,125 341
SpringWorks Therapeutics, Inc.(Æ) 2,814 179
STAAR Surgical Co.(Æ) 1,036 133
Surmodics , Inc.(Æ) 425 24
Tactile Systems Technology, Inc.(Æ) 6,931 308
Tenet Healthcare Corp.(Æ)(Û) 7,273 483
TG Therapeutics, Inc.(Æ) 3,755 125
Theravance Biopharma, Inc.(Æ) 3,703 27
Travere Therapeutics, Inc.(Æ) 5,164 125
Tricida , Inc.(Æ) 3,553 16
Turning Point Therapeutics, Inc.(Æ) 1,194 79
Twist Bioscience Corp.(Æ) 3,401 364

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — September 30, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 13
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
United Therapeutics Corp.(Æ)(Û) 2,221 410
UNITY Biotechnology, Inc.(Æ) 2,544 8
UroGen Pharma, Ltd.(Æ)(Ñ) 5,270 89
Utah Medical Products, Inc. 6,997 650
Vanda Pharmaceuticals, Inc.(Æ) 3,885 67
Varex Imaging Corp.(Æ)(Ð) 3,860 109
Vincerx Pharma, Inc.(Æ) 4,731 77
Voyager Therapeutics, Inc.(Æ)(Ð) 3,400 9
WaVe Life Sciences, Ltd.(Æ) 1,476 7
Werewolf Therapeutics, Inc.(Æ)(Ñ) 12,075 207
Xencor , Inc.(Æ) 8,679 283
Zentalis Pharmaceuticals, Inc.(Æ) 4,999 333
Zogenix , Inc.(Æ) 17,756 270
Zymeworks , Inc.(Æ) 9,138 265
47,006
Materials and Processing - 7.5%
AdvanSix , Inc. 1,851 74
American Vanguard Corp. 32,848 494
Apogee Enterprises, Inc. 2,939 111
Arconic Corp.(Æ) 12,149 383
Ashland Global Holdings, Inc. 3,221 287
AZEK Co., Inc. (The)(Æ) 9,115 333
Beacon Roofing Supply, Inc.(Æ) 1,950 93
Belden, Inc. 1,997 116
BlueLinx Holdings, Inc.(Æ) 707 35
Boise Cascade Co. 2,983 161
BrightView Holdings, Inc.(Æ) 14,527 215
Cabot Corp. 13,952 699
Caesarstone , Ltd. 7,138 89
Capstone Mining Corp.(Æ) 15,239 59
Carpenter Technology Corp. 4,897 160
Chemours Co. (The) 8,347 242
Clearwater Paper Corp.(Æ) 1,243 48
Constellium SE(Æ) 8,213 154
Cornerstone Building Brands, Inc.(Æ) 15,747 230
Culp, Inc. 34,352 442
Danimer Scientific, Inc.(Æ) 12,381 202
Element Solutions, Inc.(Æ) 42,025 911
Haynes International, Inc. 3,007 112
HB Fuller Co. 2,995 193
Horizonte  Minerals  PLC(Æ) 707,920 82
Huntsman Corp. 24,011 710
Ingevity Corp.(Æ) 4,389 313
Insteel Industries, Inc. 17,240 657
Interface, Inc. Class A 10,435 158
Kaiser Aluminum Corp. 582 63
Koppers Holdings, Inc.(Æ) 15,908 497
LB Foster Co. Class A(Æ) 309 5
LiqTech International, Inc.(Æ)(Ñ) 17,076 94
Louisiana-Pacific Corp. 7,371 452
Masonite International Corp.(Æ) 2,266 240
Mosaic Co. (The) 17,222 615
MRC Global, Inc.(Æ) 6,012 44
Mueller Water Products, Inc. Class A 4,766 73
Neenah Paper, Inc. 5,981 279
NN, Inc.(Æ) 3,942 21
Northwest Pipe Co.(Æ) 3,860 91
Nouveau Monde Graphite, Inc.(Æ) 7,038 39
O-I Glass, Inc.(Æ) 11,023 157
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Oil- Dri Corp. of America 1,156 40
Olin Corp.(Û) 8,736 422
Omega Flex, Inc. 2,371 338
Orion Engineered Carbons SA(Æ) 2,233 41
Pactiv Evergreen, Inc. 1,000 13
Patrick Industries, Inc. 1,627 136
Quaker Chemical Corp. 2,988 711
Rayonier Advanced Materials, Inc.(Æ) 4,247 32
Ryerson Holding Corp. 1,318 29
Schnitzer Steel Industries, Inc. Class A 3,564 156
Schweitzer-Mauduit International, Inc. 12,958 449
Silgan Holdings, Inc. 3,848 148
Simpson Manufacturing Co., Inc. 888 95
SiteOne Landscape Supply, Inc.(Æ) 3,151 630
Stelco Holdings, Inc. 5,176 152
Stepan Co. 2,378 269
Summit Materials, Inc. Class A(Æ) 4,143 132
Trinseo SA 4,782 258
Tronox Holdings PLC Class A 49,105 1,211
UFP Industries, Inc.(Æ) 1,833 125
UFP Technologies, Inc.(Æ) 4,765 293
Unifi, Inc.(Æ) 5,882 129
Univar Solutions, Inc. - ADR(Æ) 14,965 356
Universal Stainless & Alloy Products, Inc.(Æ) 12,525 130
Valvoline, Inc. 23,294 726
Venator Materials PLC(Æ) 35,824 102
Veritiv Corp.(Æ) 4,745 425
Verso Corp. Class A 4,081 85
VSE Corp. 1,978 95
Westlake Chemical Corp.(Û) 500 46
Zurn Water Solutions Corp. 7,173 461
Zymergen , Inc.(Æ)(Ñ) 3,742 49
18,717
Producer Durables - 14.5%
ABM Industries, Inc.(Û) 4,660 210
Acacia Research Corp.(Æ) 1,080 7
ACCO Brands Corp. 7,361 63
Adient PLC(Æ) 4,979 206
AGCO Corp.(Û) 3,276 401
Air Transport Services Group, Inc.(Æ) 9,433 243
Allegiant Travel Co. Class A(Æ) 1,657 324
Allied Motion Technologies, Inc. 17,731 554
Allison Transmission Holdings, Inc. Class A 10,530 372
Alta Equipment Group, Inc.(Æ) 23,868 328
Applied Industrial Technologies, Inc. 1,216 110
ArcBest Corp. 3,336 273
Arcosa , Inc. 5,854 294
Ardmore Shipping Corp.(Æ) 60,854 253
Argan , Inc. 10,584 463
ASGN, Inc.(Æ) 1,594 180
Astec Industries, Inc. 707 38
Astronics Corp.(Æ) 3,100 44
Atlas Air Worldwide Holdings, Inc.(Æ) 2,240 183
Barrett Business Services, Inc. 3,355 256
Bellring Brands, Inc. Class A(Æ) 3,300 101
Blue Bird Corp.(Æ) 13,106 273
Bowman Consulting Group, Ltd.(Æ) 4,328 60
Brady Corp. Class A 1,453 74
Bristow Group, Inc.(Æ) 854 27

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — September 30, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
14 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Brookfield Infrastructure Corp. Class A 880 53
Cactus, Inc. Class A 3,322 125
Chart Industries, Inc.(Æ) 3,493 667
Cimpress NV(Æ) 1,110 96
Concrete Pumping Holdings, Inc.(Æ) 35,775 306
CoreCivic , Inc.(Æ) 10,784 96
Covenant Transportation Group, Inc. Class
A(Æ) 6,269 173
CRA International, Inc. 7,913 785
Crane Co. 3,921 372
Deluxe Corp. 14,806 531
DHT Holdings, Inc. 42,427 277
Dorian LPG, Ltd. 1,459 18
Ducommun, Inc.(Æ) 687 35
DXP Enterprises, Inc.(Æ)(Ð) 906 27
Dycom Industries, Inc.(Æ) 1,290 92
EMCOR Group, Inc. 3,374 390
Ennis, Inc. 2,764 52
Euronav NV(Ñ) 79,084 771
Evo Payments, Inc. Class A(Æ) 44,207 1,046
Flowserve Corp. 18,678 648
Fluor Corp.(Æ) 9,526 152
Franklin Electric Co., Inc. 1,296 103
frontdoor , Inc.(Æ) 13,043 547
Frontier Group Holdings, Inc.(Æ) 12,515 198
Genasys , Inc.(Æ) 59,828 310
Genco Shipping & Trading, Ltd. 829 17
GP Strategies Corp.(Æ) 4,682 97
Greenbrier Cos., Inc. 14,963 643
Hackett Group, Inc. (The) 3,900 77
Heidrick & Struggles International, Inc. 10,449 466
Herman Miller, Inc. 13,905 524
HNI Corp. 1,732 64
Hub Group, Inc. Class A(Æ) 1,643 113
Huntington Ingalls Industries, Inc.(Û) 1,953 377
Hyster -Yale Materials Handling, Inc. 569 29
ICF International, Inc. 2,039 182
Infrastructure and Energy Alternatives, Inc.
(Æ) 3,526 40
Insperity , Inc. 2,233 247
International Money Express, Inc.(Æ) 7,958 133
International Seaways, Inc. 1,841 34
JetBlue Airways Corp.(Æ) 10,148 155
KBR, Inc. 9,376 369
Kennametal, Inc. 18,434 631
Kimball International, Inc. Class B 43,474 487
Knight-Swift Transportation Holdings, Inc.
(Æ) 5,464 279
Korn & Ferry International 2,593 188
Kratos Defense & Security Solutions, Inc.(Æ) 21,184 473
Manitowoc Co., Inc. (The)(Æ) 7,570 162
ManpowerGroup , Inc. 3,412 369
Marten Transport, Ltd. 12,215 192
Matson, Inc. 1,546 125
MAXIMUS, Inc. 7,333 610
Mesa Air Group, Inc.(Æ) 21,760 167
Mesa Laboratories, Inc. 4,781 1,445
Methode Electronics, Inc. 7,336 308
Mitek Systems, Inc.(Æ) 29,165 540
Modine Manufacturing Co.(Æ) 3,873 44
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
MYR Group, Inc.(Æ)(Ð) 1,168 116
Nordic American Tankers, Ltd.(Ñ) 22,917 59
Orion Group Holdings, Inc.(Æ) 36,703 200
Park-Ohio Holdings Corp. 231 6
Pitney Bowes, Inc. 32,487 235
Powell Industries, Inc. 2,930 72
Primoris Services Corp. 2,109 52
Radiant Logistics, Inc.(Æ) 27,136 173
Ranpak Holdings Corp.(Æ) 9,633 258
Resources Connection, Inc. 12,473 197
Roth CH Acquisition I Co. Parent Corp.(Æ)
(Ñ) 13,541 180
RR Donnelley & Sons Co.(Æ) 11,100 57
Rush Enterprises, Inc. Class A 2,770 125
Ryder System, Inc.(Ð) 5,192 429
Saia, Inc.(Æ) 6,016 1,431
Schneider National, Inc. Class B(Ð) 4,120 94
Scorpio Tankers, Inc. 10,553 196
SFL Corp., Ltd.(Æ) 6,658 56
SHYFT Group, Inc. (The)(Æ) 2,485 94
SkyWest, Inc.(Æ) 2,763 136
Southwest Gas Holdings, Inc. 993 66
StealthGas , Inc.(Æ) 35,434 95
Steelcase, Inc. Class A 5,273 67
Sun Country Airlines Holdings, Inc.(Æ) 1,481 50
Team, Inc.(Æ) 12,618 38
Teekay Tankers, Ltd. Class A(Æ) 31,544 458
Tennant Co. 6,311 467
Terex Corp. 4,054 171
Tetra Tech, Inc. 982 147
Textainer Group Holdings, Ltd.(Æ) 2,768 97
Textron, Inc.(Û) 6,790 474
Thermon Group Holdings, Inc.(Æ) 6,312 109
Titan International, Inc.(Æ) 40,803 292
Titan Machinery, Inc.(Æ) 1,321 34
TopBuild Corp.(Æ) 3,574 732
Travel + Leisure Co.(Æ) 7,488 408
TriNet Group, Inc.(Æ) 2,970 281
Triumph Group, Inc.(Æ) 9,126 170
TrueBlue , Inc.(Æ) 8,552 231
Tutor Perini Corp.(Æ) 52,157 677
Universal Truckload Services, Inc. 7,351 148
US Xpress Enterprises, Inc. Class A(Æ) 1,378 12
USA Truck, Inc.(Æ) 13,449 206
Vectrus , Inc.(Æ) 8,315 419
Vishay Precision Group, Inc.(Æ) 4,025 140
Wabash National Corp. 2,450 37
Werner Enterprises, Inc. 2,525 112
WESCO International, Inc.(Æ) 6,131 707
Whole Earth Brands, Inc.(Æ) 16,033 185
WNS Holdings, Ltd. - ADR(Æ) 20,375 1,666
Xerox Holdings Corp.(Ð) 10,128 204
Yellow Corp.(Æ) 11,307 64
35,924
Technology - 13.5%
8x8, Inc.(Æ) 13,253 310
A10 Networks, Inc.(Æ) 6,590 89
Absolute Software Corp. 41,819 460
ADTRAN, Inc. 3,856 72

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — September 30, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 15
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Agilysys , Inc.(Æ) 7,385 387
Alarm.com Holdings, Inc.(Æ) 1,106 86
Alight, Inc. Class A(Æ)(Ñ) 61,308 704
Alpha & Omega Semiconductor, Ltd.(Æ) 1,465 46
Ambarella , Inc.(Æ)(Û) 2,073 323
American Software, Inc. Class A 37,740 897
APi Group Corp.(Æ)(Þ) 33,417 680
Appfolio , Inc. Class A(Æ) 3,259 392
Appian Corp.(Æ)(Ñ) 1,202 111
Applied Optoelectronics, Inc.(Æ) 829 6
Arlo Technologies, Inc.(Æ) 14,701 94
Arrow Electronics, Inc.(Æ)(Û) 3,611 405
Avaya Holdings Corp.(Æ) 10,959 217
Aviat Networks, Inc.(Æ) 1,085 36
Avid Technology, Inc.(Æ) 3,237 94
Avnet, Inc. 4,501 166
Axcelis Technologies, Inc.(Æ) 12,524 589
Bandwidth, Inc. Class A(Æ) 741 67
Bel Fuse, Inc. Class B 1,576 20
Benchmark Electronics, Inc. 6,555 175
Benefitfocus , Inc.(Æ) 2,126 24
Blackline, Inc.(Æ) 1,046 123
Brightcove , Inc.(Æ) 1,993 23
CalAmp Corp.(Æ) 2,103 21
Casa Systems, Inc.(Æ) 4,391 30
Cerence , Inc.(Æ) 4,905 471
ChannelAdvisor Corp.(Æ) 4,293 108
Ciena Corp.(Æ)(Û) 7,795 400
Cirrus Logic, Inc.(Æ)(Û) 4,533 373
Citrix Systems, Inc.(Û) 337 36
CMC Materials, Inc.(Æ) 3,399 419
CommScope Holding Co., Inc.(Æ) 48,932 665
CommVault Systems, Inc.(Æ) 2,829 213
comScore, Inc.(Æ) 68,033 265
Comtech Telecommunications Corp. 2,112 54
Concentrix Corp. 2,108 373
Covetrus , Inc.(Æ) 2,711 49
CSG Systems International, Inc. 2,581 124
Daily Journal Corp.(Æ) 939 301
Diebold Nixdorf, Inc.(Æ) 34,291 346
Domo, Inc. Class B(Æ) 826 70
Donnelley Financial Solutions, Inc.(Æ) 2,169 75
DoubleVerify Holdings, Inc.(Æ) 7,324 250
Dropbox, Inc. Class A(Æ)(Û) 1,526 45
DSP Group, Inc.(Æ) 3,569 78
E2open Parent Holdings, Inc.(Æ)(Ñ) 26,006 294
Ebix , Inc. 1,220 33
eGain Corp.(Æ) 18,153 185
EMCORE Corp.(Æ) 2,852 21
Endava PLC - ADR(Æ) 6,200 842
Extreme Networks, Inc.(Æ) 9,549 94
GoDaddy , Inc. Class A(Æ)(Û) 1,710 119
GTY Technology Holdings, Inc.(Æ) 13,244 100
IBEX Holdings, Ltd.(Æ) 14,761 251
Infinera Corp.(Æ)(Ð) 21,588 180
INNOVATE Corp.(Æ)(Ñ) 29,156 120
Inspired Entertainment, Inc.(Æ) 13,800 161
Intevac, Inc.(Æ) 257 1
Jabil Circuit, Inc.(Û) 5,418 316
Kimball Electronics, Inc.(Æ) 17,786 458
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Kulicke & Soffa Industries, Inc. 11,696 682
KVH Industries, Inc.(Æ) 8,145 78
Lattice Semiconductor Corp.(Æ) 2,726 176
Liberty Latin America, Ltd. Class C(Æ) 12,165 160
Limelight Networks, Inc.(Æ)(Ð) 22,837 54
LiveRamp Holdings, Inc.(Æ) 2,780 131
Maxar Technologies, Inc. 4,099 116
Mercury Systems, Inc.(Æ) 8,842 419
Mimecast, Ltd.(Æ) 15,944 1,015
Model N, Inc.(Æ) 11,633 390
N-Able, Inc.(Æ) 10,933 136
NAPCO Security Technologies, Inc.(Æ) 20,872 900
NeoPhotonics Corp.(Æ) 20,297 177
NETGEAR, Inc.(Æ) 6,430 205
NetScout Systems, Inc.(Æ) 8,317 224
New Relic, Inc.(Æ) 5,086 365
nLight , Inc.(Æ) 31,268 881
Nutanix , Inc. Class A(Æ)(Ð) 7,354 277
ON24, Inc.(Æ) 8,596 171
OneSpan , Inc.(Æ) 2,790 52
Ooma , Inc.(Æ) 13,630 254
PAE, Inc.(Æ) 37,145 223
Parsons Corp.(Æ) 2,304 78
PCTEL, Inc. 22,445 140
PDF Solutions, Inc.(Æ) 21,134 487
Pegasystems , Inc.(Ñ) 10,075 1,282
Ping Identity Holding Corp.(Æ) 3,612 89
Plantronics, Inc.(Æ) 5,031 129
PlayAGS , Inc.(Æ) 3,469 27
Power Integrations, Inc. 1,826 181
Pure Storage, Inc. Class A(Æ)(Û) 13,267 334
QAD, Inc. Class A 9,213 805
Qualys , Inc.(Æ) 5,388 600
Quantum Corp.(Æ) 34,963 181
RADCOM, Ltd.(Æ) 10,957 125
Rambus, Inc.(Æ) 9,665 215
Ribbon Communications, Inc.(Æ) 9,591 57
Rimini Street, Inc.(Æ) 900 9
SailPoint Technologies Holding, Inc.(Æ) 2,242 96
ScanSource , Inc.(Æ) 941 33
Semtech Corp.(Æ) 1,247 97
Silicon Laboratories, Inc.(Æ) 3,471 486
Simulations Plus, Inc.(Ñ) 26,492 1,046
Sprout Social, Inc. Class A(Æ) 1,005 123
Super Micro Computer, Inc.(Æ) 6,585 241
Switch, Inc. Class A 11,647 296
Synchronoss Technologies, Inc.(Æ) 3,315 8
Tenable Holdings, Inc.(Æ)(Û) 3,969 183
TrueCar , Inc.(Æ) 17,344 72
Unisys Corp.(Æ) 21,814 548
Upwork , Inc.(Æ) 2,609 117
Varonis Systems, Inc.(Æ) 2,324 141
Veeco Instruments, Inc.(Æ)(Ð) 5,781 128
Verint Systems, Inc.(Æ) 2,509 112
VirnetX Holding Corp.(Æ)(Ñ) 28,841 113
Workiva , Inc.(Æ) 15,879 2,238
Yelp, Inc. Class A(Æ)(Û) 5,099 190
Zix Corp.(Æ) 61,900 438

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — September 30, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
16 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Zynga, Inc. Class A(Æ)(Û) 49,220 371
33,439
Utilities - 4.8%
Allete , Inc. 16,255 968
American States Water Co. 1,064 91
APA Corp. 18,828 403
Artesian Resources Corp. Class A 3,031 116
Avista Corp. 4,875 191
Black Hills Corp. 1,329 83
Brigham Minerals, Inc. Class A 49,469 948
CNX Resources Corp.(Æ) 5,161 65
Cogent Communications Holdings, Inc. 3,412 242
DT Midstream, Inc. 10,080 466
Earthstone Energy, Inc. Class A(Æ) 8,202 75
Gogo , Inc.(Æ)(Ñ) 28,337 490
IDT Corp. Class B(Æ) 4,629 194
Iridium Communications, Inc.(Æ) 3,094 123
J2 Global, Inc.(Æ) 2,605 356
Laredo Petroleum, Inc.(Æ) 875 71
Mammoth Energy Services, Inc.(Æ) 10,847 32
MDU Resources Group, Inc. 33,369 991
MGE Energy, Inc. 1,435 105
New Jersey Resources Corp. 2,864 100
Northern Oil and Gas, Inc. 40,364 864
Northwest Natural Holding Co. 8,141 374
NorthWestern Corp. 1,188 68
Oasis Petroleum, Inc. 2,530 252
ONE Gas, Inc. 2,199 139
Ovintiv , Inc. 10,694 351
Plains GP Holdings, LP Class A(Æ)(Ð) 5,591 60
PNM Resources, Inc. 2,173 108
Portland General Electric Co. 7,279 342
Pure Cycle Corp.(Æ) 17,813 237
RGC Resources, Inc. 23,834 540
Shenandoah Telecommunications Co. 908 29
South Jersey Industries, Inc. 26,233 558
Spire, Inc. 4,355 266
Spok Holdings, Inc. 28,242 289
Telephone & Data Systems, Inc. 6,634 129
US Cellular Corp.(Æ) 1,280 41
Vidler Water Resources, Inc.(Æ) 15,991 182
Vine Energy, Inc. Class A(Æ)(Ñ) 14,323 236
Vistra Corp.(Ð) 25,868 442
Vonage Holdings Corp.(Æ) 4,943 80
Whiting Petroleum Corp.(Æ) 1,680 98
York Water Co. (The) 4,038 176
11,971
Total Common Stocks
(cost $205,240) 247,411
Short-Term Investments - 5.1%
U.S. Cash Management Fund(@) 12,581,271 (∞) 12,579
Total Short-Term Investments
(cost $12,579) 12,579
Other Securities - 3.6%
U.S. Cash Collateral Fund(@)(×) 8,878,979 (∞)
8,879
Total Other Securities
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
(cost $8,879) 8,879
Total Investments - 108.3%
(identified cost $226,698) 268,869
Securities Sold Short - (4.5)%
Consumer Discretionary - (0.9)%
1-800-Flowers.com, Inc. Class A(Æ) (3,209) (98)
Akoustis Technologies, Inc.(Æ) (2,516) (24)
AMC Entertainment Holdings, Inc. Class
A(Æ) (8,084) (308)
AMMO, Inc.(Æ) (2,691) (17)
Aspen Group, Inc.(Æ) (1,938) (11)
Bally's Corp.(Æ) (2,040) (102)
Callaway Golf Co.(Æ) (4,972) (137)
Cardlytics, Inc.(Æ) (545) (46)
CarParts.com, Inc.(Æ) (5,986) (93)
Chicken Soup For The Soul Entertainment,
Inc.(Æ) (848) (19)
Cinedigm Corp. Class A(Æ) (11,050) (28)
Cinemark Holdings, Inc.(Æ) (7,328) (141)
Fox Factory Holding Corp.(Æ) (810) (117)
GameStop Corp. Class A(Æ) (1,441) (253)
GrowGeneration Corp.(Æ) (995) (25)
Leggett & Platt, Inc. (3,567) (160)
LifeMD , Inc.(Æ) (2,852) (18)
Lindblad Expeditions Holdings, Inc.(Æ) (1,864) (27)
Lordstown Motors Corp. Class A(Æ) (2,122) (17)
Lovesac Co. (The)(Æ) (231) (15)
Madison Square Garden Entertainment Corp.
(Æ) (1,878) (136)
Marcus Corp.(Æ) (225) (4)
National CineMedia , Inc. (6,505) (23)
Ollie's Bargain Outlet Holdings, Inc.(Æ) (2,928) (176)
Rocky Brands, Inc. (706) (34)
SEACOR Marine Holdings, Inc.(Æ) (1,293) (6)
Stitch Fix, Inc. Class A(Æ) (469) (19)
TechTarget , Inc.(Æ) (1,857) (153)
(2,207)
Consumer Staples - (0.1)%
22nd Century Group, Inc.(Æ) (9,091) (27)
Celsius Holdings, Inc.(Æ) (247) (22)
Chefs' Warehouse Holdings, Inc.(Æ) (1,957) (64)
Laird Superfood, Inc.(Æ) (889) (17)
MGP Ingredients, Inc. (680) (44)
PetMed Express, Inc. (2,770) (74)
Utz Brands, Inc. (3,093) (53)
Vital Farms, Inc.(Æ) (1,000) (18)
(319)
Energy - (0.2)%
Aemetis , Inc.(Æ) (1,544) (28)
Ameresco , Inc. Class A(Æ) (1,130) (66)
Beam Global(Æ) (425) (12)
Cleanspark , Inc.(Æ) (1,533) (18)
Contango Oil & Gas Co.(Æ) (4,689) (21)
Energous Corp.(Æ) (5,663) (12)
Flux Power Holdings, Inc.(Æ) (880) (4)
FuelCell Energy, Inc.(Æ) (1,046) (7)
Gevo , Inc.(Æ) (3,175) (21)

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — September 30, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 17
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Liberty Oilfield Services, Inc. Class A(Æ) (8,449) (102)
Ring Energy, Inc.(Æ) (9,861) (29)
Solaris Oilfield Infrastructure, Inc. Class A (265) (2)
Sunrun , Inc.(Æ) (2,782) (123)
Sunworks , Inc.(Æ) (1,684) (10)
(455)
Financial Services - (0.5)%
Apollo Global Management, Inc. (3,416) (210)
Arbor Realty Trust, Inc.(ö) (8,134) (151)
BRP Group, Inc. Class A(Æ) (4,080) (136)
Ellington Residential Mortgage(ö) (1,934) (22)
Franchise Group, Inc.(Æ) (398) (14)
Hannon Armstrong Sustainable Infrastructure
Capital, Inc.(ö) (3,381) (181)
I3 Verticals, Inc. Class A(Æ) (236) (6)
Orchid Island Capital, Inc.(ö) (29,400) (144)
Repay Holdings Corp.(Æ) (5,197) (120)
Rocket Companies, Inc. Class A (6,856) (110)
UWM Holdings Corp. (2,299) (16)
(1,110)
Health Care - (1.3)%
89Bio, Inc.(Æ) (611) (12)
AcelRx Pharmaceuticals, Inc.(Æ) (13,020) (13)
ADMA Biologics, Inc.(Æ) (36,660) (41)
Agile Therapeutics, Inc.(Æ) (3,900) (4)
Albireo Pharma, Inc.(Æ) (1,358) (42)
Aldeyra Therapeutics, Inc.(Æ) (4,789) (42)
Allovir , Inc.(Æ) (1,941) (49)
Altimmune , Inc.(Æ) (374) (4)
Ampio Pharmaceuticals, Inc.(Æ) (10,443) (17)
Anavex Life Sciences Corp.(Æ) (1,204) (22)
AquaBounty Technologies, Inc.(Æ) (4,082) (17)
Arcus Biosciences, Inc.(Æ) (591) (21)
Arvinas , Inc.(Æ) (778) (64)
Asensus Surgical, Inc.(Æ) (9,530) (18)
Aspira Women's Health, Inc.(Æ) (3,141) (10)
Atossa Therapeutics, Inc.(Æ) (4,066) (13)
AVEO Pharmaceuticals, Inc.(Æ) (1,100) (7)
Avidity Biosciences, Inc.(Æ) (780) (19)
Aytu BioScience , Inc.(Æ) (2,716) (8)
Berkeley Lights, Inc.(Æ) (111) (2)
BioCryst Pharmaceuticals, Inc.(Æ) (9,390) (135)
BioLife Solutions, Inc.(Æ) (760) (32)
Bionano Genomics, Inc.(Æ) (17,996) (99)
Bio- Techne Corp.(Æ) (96) (47)
Blueprint Medicines Corp.(Æ) (794) (82)
CareDx , Inc.(Æ) (111) (7)
Cassava Sciences, Inc.(Æ) (166) (10)
Catalent , Inc.(Æ) (1,656) (220)
CEL-SCI Corp.(Æ) (1,671) (18)
Cerevel Therapeutics Holdings, Inc.(Æ) (436) (13)
ChromaDex Corp.(Æ) (2,073) (13)
ClearPoint Neuro, Inc.(Æ) (896) (16)
Codexis , Inc.(Æ) (2,714) (63)
Co-Diagnostics, Inc.(Æ) (1,905) (19)
Curis , Inc.(Æ) (1,694) (13)
DarioHealth Corp.(Æ) (540) (7)
DermTech , Inc.(Æ) (502) (16)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Dynavax Technologies Corp.(Æ) (1,753) (34)
Evolus , Inc.(Æ) (1,845) (14)
Exicure , Inc.(Æ) (5,477) (7)
Fate Therapeutics, Inc.(Æ) (1,993) (118)
Fulgent Genetics, Inc.(Æ) (113) (10)
Galectin Therapeutics, Inc.(Æ) (1,200) (5)
Genprex , Inc.(Æ) (3,300) (9)
iBio , Inc.(Æ) (9,600) (10)
IGM Biosciences, Inc.(Æ) (186) (12)
Immunic , Inc.(Æ) (565) (5)
ImmunityBio , Inc.(Æ) (1,327) (13)
Immunovant , Inc.(Æ) (1,600) (14)
Inmune Bio, Inc.(Æ) (1,541) (30)
Inotiv , Inc.(Æ) (1,005) (29)
Inovio Pharmaceuticals, Inc.(Æ) (1,043) (7)
Instil Bio, Inc.(Æ) (1,562) (28)
Intra-Cellular Therapies, Inc. Class A(Æ) (3,513) (131)
Invitae Corp.(Æ) (3,507) (100)
Jaguar Health, Inc.(Æ) (4,749) (11)
Kronos Bio, Inc.(Æ) (2,500) (52)
Kymera Therapeutics, Inc.(Æ) (2,136) (126)
Lineage Cell Therapeutics, Inc.(Æ) (1,088) (3)
MannKind Corp.(Æ) (4,873) (21)
Marinus Pharmaceuticals, Inc.(Æ) (967) (11)
Matinas BioPharma Holdings, Inc.(Æ) (11,030) (14)
Mersana Therapeutics, Inc.(Æ) (725) (7)
Milestone Scientific, Inc.(Æ) (2,400) (4)
NeoGenomics , Inc.(Æ) (3,011) (145)
NeuBase Therapeutics, Inc.(Æ) (1,730) (6)
Ocugen , Inc.(Æ) (1,242) (9)
Ocular Therapeutix , Inc.(Æ) (1,290) (13)
OncoCyte Corp.(Æ) (4,680) (17)
Oncternal Therapeutics, Inc.(Æ) (3,481) (15)
Oramed Pharmaceuticals, Inc.(Æ) (1,933) (42)
PDS Biotechnology Corp.(Æ) (1,138) (17)
PLx Pharma, Inc.(Æ) (1,195) (23)
Protagonist Therapeutics, Inc.(Æ) (406) (7)
Quanterix Corp.(Æ) (1,219) (61)
R1 RCM, Inc.(Æ) (2,476) (54)
Repligen Corp.(Æ) (958) (277)
Replimune Group, Inc.(Æ) (1,331) (39)
Rigel Pharmaceuticals, Inc.(Æ) (10,318) (37)
Rocket Pharmaceuticals, Inc.(Æ) (297) (9)
Rubius Therapeutics, Inc.(Æ) (1,442) (26)
Sangamo BioSciences , Inc.(Æ) (8,399) (76)
Scholar Rock Holding Corp.(Æ) (320) (11)
Seelos Therapeutics, Inc.(Æ) (6,763) (16)
Sientra , Inc.(Æ) (2,186) (13)
Sorrento Therapeutics, Inc.(Æ) (725) (6)
Spero Therapeutics, Inc.(Æ) (100) (2)
TFF Pharmaceuticals, Inc.(Æ) (1,189) (9)
TherapeuticsMD , Inc.(Æ) (60,495) (45)
Tonix Pharmaceuticals Holding Corp.(Æ) (10,664) (6)
Vaxart , Inc.(Æ) (2,317) (18)
Veracyte , Inc.(Æ) (4,246) (197)
ViewRay , Inc.(Æ) (4,955) (36)
ZIOPHARM Oncology, Inc.(Æ) (16,917) (31)

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — September 30, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
18 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
(3,323)
Materials and Processing - (0.2)%
Builders FirstSource , Inc.(Æ) (4,496) (232)
Cleveland-Cliffs, Inc.(Æ) (6,546) (130)
Cornerstone Building Brands, Inc.(Æ) (2,800) (41)
Marrone Bio Innovations, Inc.(Æ) (5,228) (5)
Northern Technologies International Corp. (267) (4)
Uranium Energy Corp.(Æ) (28,064) (85)
Zymergen , Inc.(Æ) (1,199) (16)
(513)
Producer Durables - (0.3)%
AeroVironment , Inc.(Æ) (1,437) (124)
Altra Industrial Motion Corp. (1,093) (61)
American Superconductor Corp.(Æ) (3,044) (44)
Aqua Metals, Inc.(Æ) (5,012) (10)
Casella Waste Systems, Inc. Class A(Æ) (231) (18)
Cryoport , Inc.(Æ) (1,390) (93)
Custom Truck One Source, Inc.(Æ) (3,272) (31)
Genasys , Inc.(Æ) (3,863) (20)
Iteris , Inc.(Æ) (3,104) (16)
Liquidity Services, Inc.(Æ) (1,335) (29)
Magnite , Inc.(Æ) (327) (9)
Purple Innovation, Inc.(Æ) (2,110) (44)
Sharps Compliance Corp.(Æ) (1,807) (15)
Vertex Energy, Inc.(Æ) (3,074) (16)
Vivint Smart Home, Inc.(Æ) (4,985) (47)
Wolfspeed , Inc.(Æ) (1,752) (141)
Workhorse Group, Inc.(Æ) (1,404) (11)
(729)
Technology - (0.9)%
3D Systems Corp.(Æ) (5,186) (143)
American Software, Inc. Class A (279) (7)
Anterix Inc.(Æ) (386) (23)
Aspen Technology, Inc.(Æ) (36) (4)
Atomera , Inc.(Æ) (939) (22)
AudioEye , Inc.(Æ) (1,235) (14)
AXT, Inc.(Æ) (2,693) (22)
Brooks Automation, Inc. (2,109) (216)
Bumble, Inc. Class A(Æ) (445) (22)
Clearfield, Inc.(Æ) (1,059) (47)
Digital Turbine, Inc.(Æ) (403) (28)
E2open Parent Holdings, Inc.(Æ) (14,699) (166)
eMagin Corp.(Æ) (5,172) (12)
Flying Eagle Acquisition Corp.(Æ) (3,622) (35)
HyreCar , Inc.(Æ) (2,039) (17)
Ideanomics , Inc.(Æ) (4,064) (8)
Identiv , Inc.(Æ) (1,590) (30)
II-VI, Inc.(Æ) (3,050) (181)
Immersion Corp.(Æ) (7,196) (49)
Intellicheck , Inc.(Æ) (2,629) (21)
LivePerson , Inc.(Æ) (1,337) (79)
Luna Innovations, Inc.(Æ) (181) (2)
MicroStrategy , Inc. Class A(Æ) (306) (177)
MicroVision , Inc.(Æ) (463) (5)
NAPCO Security Technologies, Inc.(Æ) (1,254) (54)
Onto Innovation, Inc.(Æ) (3,365) (243)
PAR Technology Corp.(Æ) (2,329) (143)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Powerfleet , Inc.(Æ) (4,481) (30)
Resonant, Inc.(Æ) (3,000) (7)
Root, Inc. Class A(Æ) (3,895) (21)
Sabre Corp.(Æ) (19,757) (234)
SkyWater Technology, Inc.(Æ) (571) (16)
Switch, Inc. Class A (6,371) (162)
Vuzix Corp.(Æ) (1,237) (13)
(2,253)
Utilities - (0.1)%
Bonanza Creek Energy, Inc. (1,714) (82)
Brigham Minerals, Inc. Class A (1,979) (38)
Evolution Petroleum Corp. (1,000) (6)
Globalstar , Inc.(Æ) (19,670) (33)
New Fortress Energy LLC (2,263) (63)
NextDecade Corp.(Æ) (4,054) (11)
Tellurian, Inc.(Æ) (7,016) (27)
(260)
Total Securities Sold Short
(proceeds $10,350) (11,169)
Other Assets and Liabilities, Net
- (3.8)%
(9,423)
Net Assets - 100.0%
248,277

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — September 30, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 19
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
0.3%
APi Group Corp. 04/08/20 33,417 11.87 397
680
JER Investment Trust, Inc. 05/27/04 1,771 82.03 145 —
680
For a description of restricted securities see note 5 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Russell 2000 E-Mini Index Futures 110 USD 12,104 12/21 (186)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (186)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 30,203 $ — $ —
$ —
$ 30,203
Consumer Staples 8,137 — —
—
8,137
Energy 9,327 — —
—
9,327
Financial Services 52,687 — —
—
52,687
Health Care 47,006 — —
—
47,006
Materials and Processing 18,717 — —
—
18,717
Producer Durables 35,924 — —
—
35,924
Technology 33,439 — —
—
33,439
Utilities 11,971 — —
—
11,971
Short-Term Investments — — — 12,579 12,579
Other Securities — — — 8,879 8,879
Total Investments
247,411 — — 21,458 268,869
Securities Sold Short** (11,169) — — — (11,169)
Other Financial Instruments
Liabilities
Futures Contracts (186) — — — (186)
Total Other Financial Instruments
*
$ (186) $ — $ — $ — $ (186)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
** Refer to Schedule of Investments for detailed sector breakout.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — September 30, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
20 U.S. Small Cap Equity Fund
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended September 30, 2021, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended
September 30, 2021, were less than 1% of net assets.

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments — September 30, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 21
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 92.9%
Argentina - 0.0%
YPF SA - ADR(Æ) 17,193 80
Australia - 2.0%
Australia & New Zealand Banking
Group, Ltd. - ADR 7,830 158
BHP Group PLC 24,449 609
BHP Group, Ltd. - ADR 26,613 715
BlueScope Steel, Ltd. 8,785 127
Commonwealth Bank of Australia - ADR 19,069 1,422
CSL, Ltd. 1,699 358
Fortescue Metals Group, Ltd. 36,225 382
Goodman Group (ö) 8,506 132
Insurance Australia Group, Ltd.(Æ) 99,008 349
Magellan Financial Group, Ltd. - ADR 3,288 84
Medibank Pvt , Ltd. 99,581 257
National Australia Bank, Ltd. - ADR 10,464 209
Newcrest Mining, Ltd. 9,017 148
Rio Tinto PLC 15,483 1,023
Rio Tinto, Ltd. - ADR 3,238 230
Sonic Healthcare, Ltd. 6,018 177
South32, Ltd. Class B 187,597 476
Suncorp Group, Ltd.(Æ) 11,947 107
Telstra Corp., Ltd. 54,627 154
Wesfarmers, Ltd.(Æ) 3,132 126
Westpac Banking Corp. 6,567 122
7,365
Austria - 0.3%
Erste Group Bank AG 28,336 1,237
Belgium - 0.4%
Ageas SA 12,592 623
Colruyt SA 2,157 110
KBC Groep NV 7,114 638
Solvay SA 784 98
UCB SA 1,570 175
1,644
Brazil - 0.5%
Ambev SA 503,200 1,414
Cia de Saneamento Basico do Estado de
Sao Paulo(Æ) 66,400 470
1,884
Canada - 4.5%
Alimentation Couche-Tard, Inc. Class B 3,568 137
ARC Resources, Ltd. 28,974 272
B2Gold Corp. 65,308 223
Bank of Montreal 2,496 249
Bank of Nova Scotia (The) 3,421 211
Barrick Gold Corp. 31,110 562
CAE, Inc.(Æ) 80,434 2,403
Cameco Corp. Class A 17,489 380
Canadian Imperial Bank of Commerce 2,100 234
Canadian National Railway Co. 29,071 3,370
Canadian Natural Resources, Ltd. 5,503 201
CGI Group, Inc.(Æ) 1,863 158
Constellation Software, Inc. 129 211
Dollarama , Inc. 11,075 480
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Enbridge, Inc. 6,029 240
Great-West Lifeco , Inc. 3,162 96
iA Financial Corp., Inc. 1,405 80
Kinross Gold Corp. 54,551 292
Loblaw Cos., Ltd. 2,997 206
Magna International, Inc. Class A 2,044 154
Manulife Financial Corp. 8,695 167
Metro, Inc. Class A 5,571 272
National Bank of Canada 4,041 310
Nuvei Corp.(Æ) 518 59
Open Text Corp. 2,344 114
Power Corp. of Canada 2,486 82
Royal Bank of Canada - GDR 15,105 1,503
Shopify, Inc. Class A(Æ) 637 864
Sun Life Financial, Inc. 21,779 1,121
Thomson Reuters Corp.(Æ) 1,222 135
Toronto-Dominion Bank (The) 20,950 1,387
Tourmaline Oil Corp. 11,155 390
WSP Global, Inc. 1,496 179
16,742
China - 1.2%
Alibaba Group Holding, Ltd.(Æ) 31,800 591
Alibaba Group Holding, Ltd. - ADR(Æ) 13,167 1,950
Dongfeng Motor Group Co., Ltd. Class H 712,000 635
Tencent Holdings, Ltd. 18,784 1,101
4,277
Denmark - 1.3%
AP Moller - Maersk A/S Class B 660 1,784
Coloplast A/S Class B 975 153
Danske Bank A/S 46,133 778
Drilling Co. of 1972 A/S (The)(Æ) 1,163 44
DSV Panalpina A/S 4,382 1,046
Genmab A/S(Æ) 390 170
Novo Nordisk A/S Class B 5,662 545
Novozymes A/S Class B 2,245 154
4,674
Finland - 1.7%
Elisa OYJ 7,304 453
Fortum OYJ 5,927 180
Kone OYJ Class B 10,263 720
Neste OYJ 3,919 221
Nokia OYJ(Æ) 552,314 3,039
Nordea Bank Abp 26,971 346
Orion OYJ Class B 1,887 75
Sampo OYJ Class A 12,054 598
Stora Enso OYJ Class R 7,626 127
UPM- Kymmene OYJ 20,318 718
6,477
France - 9.0%
Accor SA(Æ) 16,176 573
Air Liquide SA Class A 949 152
Airbus Group SE(Æ) 6,730 884
Amundi SA(Þ) 15,123 1,275
Arkema SA 1,182 156
Atos SE 1,298 69
AXA SA 51,094 1,421
BNP Paribas SA 22,876 1,465

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — September 30, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
22 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Bouygues SA - ADR 16,761 692
Bureau Veritas SA 16,799 516
Capgemini SE 3,444 716
Carrefour SA 8,552 154
Cie de Saint-Gobain SA 26,703 1,799
Cie Generale des Etablissements
Michelin SCA Class B 14,902 2,287
Credit Agricole SA 4,598 63
Danone SA 2,699 184
Dassault Aviation SA 2,250 252
Dassault Systemes SE 3,400 178
Eiffage SA 1,346 136
Engie SA 82,924 1,088
EssilorLuxottica SA 1,018 195
Hermes International 212 293
L'Oreal SA 3,284 1,355
LVMH Moet Hennessy Louis Vuitton
SE - ADR 3,381 2,418
Orange SA - ADR 81,190 880
Publicis Groupe SA - ADR 21,370 1,439
Renault SA(Æ) 11,915 425
Rexel SA Class H(Æ) 178,721 3,439
Sanofi - ADR 16,899 1,627
Schneider Electric SE 11,609 1,930
SCOR SE - ADR 26,641 764
Societe Generale SA 29,645 931
Technip Energies NV - ADR(Æ) 32,787 514
Total SA 47,832 2,292
Vinci SA 2,561 265
Vivendi SA - ADR(Ñ) 22,847 288
Worldline SA(Æ)(Þ) 8,621 658
33,773
Germany - 4.6%
Allianz SE 1,463 330
BASF SE 29,593 2,255
Bayer AG 2,787 152
Bayerische Motoren Werke
Aktiengesellschaft 2,256 217
Brenntag AG 987 92
Ceconomy AG(Æ) 49,527 214
Continental AG(Æ) 5,501 603
Covestro AG(Þ) 35,844 2,462
Daimler AG 15,045 1,337
Deutsche Boerse AG 4,516 735
Deutsche Post AG 4,228 266
Deutsche Telekom AG 14,415 291
E.ON SE 21,774 266
Evonik Industries AG 3,199 101
Fresenius Medical Care AG & Co. 20,535 1,447
Fresenius SE & Co. KGaA 23,920 1,150
Hannover Rueck SE 2,013 353
HeidelbergCement AG 1,689 127
Infineon Technologies AG - ADR 19,987 822
Metro AG 15,401 200
Muenchener Rueckversicherungs-
Gesellschaft AG 3,265 895
RWE AG 5,640 199
SAP SE - ADR 2,261 306
Scout24 AG(Þ) 1,967 137
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Siemens AG 6,916 1,137
Siemens Energy AG(Æ) 4,600 124
Symrise AG 1,220 161
Vitesco Technologies Group AG(Æ) 768 45
Vonovia SE 2,792 168
Zalando SE(Æ)(Þ) 7,414 681
17,273
Hong Kong - 2.8%
AIA Group, Ltd. 226,008 2,602
CK Asset Holdings, Ltd. 130,549 750
CK Hutchison Holdings, Ltd. Class B 19,313 128
CLP Holdings, Ltd. 90,500 870
Galaxy Entertainment Group, Ltd.(Æ) 84,000 424
Hang Seng Bank, Ltd. 26,300 449
Henderson Land Development Co., Ltd. 25,200 96
Hong Kong Exchanges & Clearing, Ltd. 9,800 595
Jardine Matheson Holdings, Ltd. 3,600 189
Link Real Estate Investment Trust(ö) 17,200 147
New World Development Co., Ltd. 23,000 93
Power Assets Holdings, Ltd. 55,000 322
Sino Land Co., Ltd. 59,698 80
Sun Hung Kai Properties, Ltd. 11,500 143
Techtronic Industries Co., Ltd. 170,771 3,349
WH Group, Ltd.(Þ) 123,000 88
Xinyi Glass Holdings, Ltd. 74,000 220
10,545
India - 1.5%
Canara Bank(Æ) 119,258 275
Housing Development Finance Corp.,
Ltd. 103,168 3,775
NTPC, Ltd. 30,955 59
Oil & Natural Gas Corp., Ltd. 276,770 536
Reliance Industries, Ltd. - GDR(Þ) 9,265 626
Zee Entertainment Enterprises, Ltd. 105,298 430
5,701
Indonesia - 0.1%
Bank Mandiri Persero Tbk PT 1,149,200 488
Ireland - 1.5%
AIB Group PLC(Æ) 180,201 486
Bank of Ireland Group PLC(Æ) 96,383 568
CRH PLC 3,664 171
DCC PLC 2,160 179
Flutter Entertainment PLC(Æ) 5,430 1,067
Kerry Group PLC Class A 16,966 2,271
Kingspan Group PLC 1,837 182
Ryanair Holdings PLC - ADR(Æ) 5,069 558
Smurfit Kappa Group PLC 2,593 136
5,618
Israel - 0.2%
Bank Hapoalim BM 14,903 131
Bank Leumi Le-Israel BM 18,764 159
Check Point Software Technologies, Ltd.
(Æ) 1,425 161
Israel Discount Bank, Ltd. Class A(Æ) 18,095 96
547

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — September 30, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 23
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Italy - 2.2%
Assicurazioni Generali SpA 52,432 1,115
BPER Banca 131,241 293
Davide Campari-Milano NV(Æ) 56,409 794
Enel SpA 183,380 1,409
Eni SpA - ADR 90,954 1,211
Ferrari NV 3,107 650
FinecoBank Banca Fineco SpA 18,788 340
Intesa Sanpaolo SpA 77,400 220
Moncler SpA 9,147 559
Saipem SpA (Æ) 113,516 279
Telecom Italia SpA 184,329 72
UniCredit SpA 94,966 1,257
8,199
Japan - 18.2%
Alfresa Holdings Corp. 15,500 232
Alps Alpine Co., Ltd. 25,300 275
Asahi Glass Co., Ltd. 2,900 148
Asahi Kasei Corp. 7,900 84
Astellas Pharma, Inc. 54,100 892
Benesse Holdings, Inc. 3,100 70
Bridgestone Corp. 25,800 1,224
Brother Industries, Ltd. 3,700 81
Canon, Inc. 43,400 1,068
Casio Computer Co., Ltd. 6,000 99
Chiyoda Corp.(Æ) 31,000 109
Chubu Electric Power Co., Inc. 9,400 112
Concordia Financial Group, Ltd. 34,900 138
Dai-ichi Life Holdings, Inc. 42,750 931
Daiichi Sankyo Co., Ltd. 24,700 659
Daikin Industries, Ltd. 800 172
Daito Trust Construction Co., Ltd. 2,600 304
Daiwa House Industry Co., Ltd. 2,700 90
DeNA Co., Ltd. 19,800 368
Eisai Co., Ltd. 9,340 703
ENEOS Holdings, Inc. 28,200 115
Fuji Media Holdings, Inc. 12,900 137
FUJIFILM Holdings Corp. 3,200 276
Fujitsu, Ltd. 500 91
Fukuoka Financial Group, Inc. 28,500 512
Gree , Inc. 55,900 308
Hino Motors, Ltd. 73,900 693
Hitachi Metals, Ltd.(Æ) 40,700 789
Hitachi, Ltd. 2,700 160
Honda Motor Co., Ltd. 117,700 3,629
Hoya Corp. 1,200 188
Iida Group Holdings Co., Ltd. 37,300 960
Inpex Corp. 83,100 650
Isuzu Motors, Ltd. 197,400 2,593
ITOCHU Corp. 9,000 264
Japan Airlines Co., Ltd.(Æ) 31,000 738
Japan Exchange Group, Inc. 17,700 439
Japan Tobacco, Inc. 48,100 944
JGC Holdings Corp. 45,400 425
Kajima Corp. 9,000 116
Kamigumi Co., Ltd. 14,900 314
Kao Corp. 17,000 1,013
KDDI Corp. 33,000 1,091
Keyence Corp. 4,700 2,816
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Komatsu, Ltd. 89,500 2,152
Kyocera Corp. 10,800 675
Marubeni Corp. 11,100 91
MEIJI Holdings Co., Ltd. 7,900 511
Menicon Co., Ltd. 46,200 1,800
Mitsubishi Chemical Holdings Corp. 17,900 164
Mitsubishi Corp. 6,200 194
Mitsubishi Electric Corp. 52,500 730
Mitsubishi Estate Co., Ltd. 43,200 688
Mitsubishi Heavy Industries, Ltd. 9,900 267
Mitsubishi Motors Corp.(Æ) 65,200 178
Mitsubishi UFJ Financial Group, Inc. 254,300 1,485
Mitsui & Co., Ltd. 51,200 1,111
Mizuho Financial Group, Inc. 10,800 152
MS&AD Insurance Group Holdings, Inc. 19,800 661
Murata Manufacturing Co., Ltd. 8,800 783
Nikon Corp. 39,900 445
Nintendo Co., Ltd. 1,610 783
Nippon Telegraph & Telephone Corp. 6,306 174
Nippon Television Holdings, Inc. 26,800 303
Nissan Motor Co., Ltd.(Æ) 102,700 515
Nitori Holdings Co., Ltd. 800 157
Nitto Denko Corp. 4,700 335
Nomura Holdings, Inc. 84,600 416
Obayashi Corp. 11,200 93
Ono Pharmaceutical Co., Ltd. 41,700 951
ORIX Corp. 9,900 185
Otsuka Corp. 3,600 185
Otsuka Holdings Co., Ltd. 16,500 703
Panasonic Corp. 144,100 1,789
Pigeon Corp. 4,700 109
Resona Holdings, Inc. 319,800 1,273
Secom Co., Ltd. 2,600 189
Sekisui Chemical Co., Ltd. 15,700 270
Sekisui House, Ltd. 10,700 225
Shimamura Co., Ltd. 6,600 620
Shimano, Inc. 600 175
Shin-Etsu Chemical Co., Ltd. 18,635 3,143
Shiseido Co., Ltd. 26,600 1,793
SMC Corp. 900 563
SoftBank Group Corp. 18,800 578
Sompo Japan Nipponkoa Holdings, Inc. 3,900 169
Sony Corp. 8,110 903
Subaru Corp. 6,900 128
Sumitomo Chemical Co., Ltd. 25,000 130
Sumitomo Corp. 10,900 152
Sumitomo Electric Industries, Ltd. 34,200 456
Sumitomo Heavy Industries, Ltd. 13,400 347
Sumitomo Mitsui Banking Corp. 60,100 2,103
Sumitomo Mitsui Trust Holdings, Inc. 23,000 788
Suzuki Motor Corp. 6,400 285
T&D Holdings, Inc. 107,200 1,464
Taiheiyo Cement Corp. 14,200 295
Takeda Pharmaceutical Co., Ltd. 37,100 1,230
Terumo Corp. 5,200 244
THK Co., Ltd. 12,200 269
Tokio Marine Holdings, Inc. 1,700 91
Tokyo Electron, Ltd. 500 220
Toppan Printing Co., Ltd. 18,000 306
Toray Industries, Inc. 27,700 177

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — September 30, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
24 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Tosoh Corp. 5,400 98
Toyota Industries Corp. 24,100 1,980
Toyota Motor Corp. 32,500 581
Toyota Tsusho Corp. 3,000 126
Trend Micro, Inc. 4,300 240
Unicharm Corp. 5,200 231
USS Co., Ltd. 8,100 139
Yamaha Motor Co., Ltd. 13,000 362
68,148
Jersey - 0.1%
Allfunds Group PLC(Æ) 15,546 299
Luxembourg - 0.9%
ArcelorMittal SA(Æ) 42,010 1,268
Eurofins Scientific SE 13,398 1,717
RTL Group SA 7,674 459
3,444
Macao - 0.1%
Sands China, Ltd.(Æ) 139,625 286
Malaysia - 0.1%
CIMB Group Holdings BHD 309,300 352
Mexico - 0.7%
America Movil SAB de CV Class L
- ADR 47,418 838
Grupo Televisa SAB - ADR 169,879 1,865
2,703
Netherlands - 5.4%
ABN AMRO Bank NV(Þ) 53,705 773
Adyen NV(Æ)(Þ) 290 806
Akzo Nobel NV 5,136 559
ASML Holding NV 2,821 2,081
Exor NV 1,643 138
Heineken NV 34,259 3,562
ING Groep NV 270,369 3,925
Koninklijke Ahold Delhaize NV 9,657 320
Koninklijke KPN NV 110,645 347
Koninklijke Philips NV 16,092 713
NN Group NV 2,396 125
PostNL NV - ADR 55,011 265
Randstad NV 4,511 301
Royal Dutch Shell PLC Class A 109,579 2,441
Royal Dutch Shell PLC Class B 124,639 2,761
Stellantis NV 4,686 89
Universal Music Group NV(Æ)(Ñ) 22,847 612
Wolters Kluwer NV 1,740 184
20,002
New Zealand - 0.6%
Fisher & Paykel Healthcare Corp., Ltd. 98,682 2,169
Spark New Zealand, Ltd. 39,929 132
2,301
Norway - 0.4%
Gjensidige Forsikring ASA 3,802 84
Mowi ASA 16,046 405
Norsk Hydro ASA 119,255 890
Orkla ASA 18,550 170
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Yara International ASA 2,286 113
1,662
Russia - 0.6%
Gazprom PJSC - ADR 85,908 846
Lukoil PJSC - ADR 2,628 250
Sberbank of Russia PJSC - ADR 25,020 465
VEON, Ltd.(Æ) 134,442 280
Yandex NV Class A(Æ) 5,399 430
2,271
Singapore - 0.7%
DBS Group Holdings, Ltd. 36,609 813
Oversea-Chinese Banking Corp., Ltd. 15,292 128
Singapore Technologies Engineering,
Ltd. 21,600 60
Singapore Telecommunications, Ltd. 43,700 79
United Overseas Bank, Ltd. 6,400 121
Venture Corp., Ltd. 18,100 239
Wilmar International, Ltd. 308,200 947
2,387
South Africa - 0.8%
Anglo American PLC 46,239 1,595
Gold Fields, Ltd. - ADR 34,775 282
Impala Platinum Holdings, Ltd. 3,810 43
MTN Group, Ltd.(Æ) 51,834 486
Old Mutual, Ltd. 353,626 387
2,793
South Korea - 1.8%
Coway Co., Ltd. 5,268 328
Hankook Tire & Technology Co., Ltd. 9,991 360
KB Financial Group, Inc. 21,874 1,017
KT Corp. - ADR 63,026 858
POSCO 6,149 1,709
Samsung Electronics Co., Ltd. 12,373 770
Shinhan Financial Group Co., Ltd. 45,574 1,531
6,573
Spain - 2.0%
ACS Actividades de Construccion y
Servicios SA 3,000 80
Amadeus IT Group SA Class A(Æ) 17,908 1,176
Banco Bilbao Vizcaya Argentaria SA
- ADR 11,944 79
Banco Santander SA - ADR 31,165 113
CaixaBank SA 618,655 1,919
Cellnex Telecom SA(Þ) 34,055 2,100
Endesa SA - ADR 8,876 179
Iberdrola SA 18,367 183
Industria de Diseno Textil SA 36,952 1,344
Naturgy Energy Group SA 4,700 118
Repsol SA - ADR 11,675 152
Telefonica SA - ADR 27,730 129
7,572
Sweden - 1.5%
Assa Abloy AB Class B 30,243 877
Atlas Copco AB(Æ) 10,178 617
Boliden AB(Æ) 12,613 406

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — September 30, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 25
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Epiroc AB Class A 4,393 91
Hexagon AB(Æ) 12,446 192
Husqvarna AB Class B 8,535 102
ICA Gruppen AB 1,554 71
Investor AB Class B 12,825 275
Kinnevik AB Class B(Æ) 2,854 101
Sandvik AB 65,724 1,499
Skandinaviska Enskilda Banken AB
Class A 10,055 142
Skanska AB Class B 6,059 152
SKF AB Class B 5,201 122
Svenska Handelsbanken AB Class A 12,929 145
Swedbank AB Class A 7,140 144
Swedish Match AB 58,170 510
Volvo AB Class B 8,126 183
5,629
Switzerland - 8.2%
ABB, Ltd. 22,672 756
Adecco Group AG 21,203 1,062
Alcon, Inc. 8,144 660
Baloise Holding AG 608 93
Chocoladefabriken Lindt & Spruengli
AG 17 190
Cie Financiere Richemont SA Class A 4,060 419
Credit Suisse Group AG Class A 58,136 576
EMS- Chemie Holding AG 164 154
Geberit AG 193 142
Givaudan SA 37 169
Julius Baer Group, Ltd. 21,573 1,427
Kuehne & Nagel International AG 320 109
LafargeHolcim , Ltd.(Æ) 25,395 1,222
Lonza Group AG 1,200 899
Nestle SA 52,292 6,291
Novartis AG 29,692 2,436
Partners Group Holding AG 1,192 1,856
Roche Holding AG 12,082 4,408
Schindler Holding AG 533 143
SGS SA 241 701
Sika AG 570 180
Straumann Holding AG 91 163
Swiss Life Holding AG 402 204
Swiss Re AG 1,579 135
Swisscom AG 1,359 780
Temenos AG 7,758 1,054
UBS Group AG 216,452 3,458
Zurich Insurance Group AG 2,197 896
30,583
Taiwan - 2.6%
Catcher Technology Co., Ltd. 185,513 1,109
Hon Hai Precision Industry Co., Ltd. 712,184 2,662
MediaTek , Inc. 28,000 903
Shin Kong Financial Holding Co., Ltd. 788,000 261
Taiwan Semiconductor Manufacturing
Co., Ltd. 88,000 1,815
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 27,568 3,077
9,827
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Thailand - 0.2%
Kasikornbank PCL 208,600 819
Turkey - 0.1%
Turk Telekomunikasyon AS 230,967 194
Turkcell Iletisim Hizmetleri AS 150,487 259
453
United Kingdom - 10.7%
3i Group PLC 8,505 146
Ashtead Group PLC 1,905 145
AstraZeneca PLC 12,642 1,522
Aviva PLC 161,305 859
Babcock International Group PLC(Æ) 90,925 451
BAE Systems PLC 151,692 1,147
Barclays PLC 441,603 1,126
Barratt Developments PLC 13,355 118
Berkeley Group Holdings PLC(Æ) 5,005 293
BP PLC 403,093 1,826
British American Tobacco PLC 10,184 355
British Land Co. PLC (The)(ö) 52,154 344
BT Group PLC(Æ) 363,985 782
Centrica PLC(Æ) 406,506 310
Compass Group PLC(Æ) 104,066 2,129
Croda International PLC(Æ) 1,764 201
Diageo PLC 20,209 974
Direct Line Insurance Group PLC 68,627 268
Endeavour Mining Corp. 9,734 219
Experian PLC 8,796 365
Ferguson PLC 1,253 174
GlaxoSmithKline PLC - ADR 14,663 277
Halma PLC 6,590 251
HSBC Holdings PLC 315,326 1,650
Imperial Tobacco Group PLC 3,708 77
Intermediate Capital Group PLC(Æ) 29,906 822
J Sainsbury PLC 591,195 2,264
John Wood Group PLC(Æ) 493,751 1,528
Johnson Matthey PLC 2,355 85
Kingfisher PLC 141,169 639
Land Securities Group PLC(ö) 34,795 324
Legal & General Group PLC 40,525 153
Linde PLC 11,534 3,430
Lloyds Banking Group PLC 177,653 111
M&G PLC 38,702 106
Marks & Spencer Group PLC(Æ) 115,981 283
Mondi PLC 19,156 468
Natwest Group PLC 329,048 998
Persimmon PLC Class A 13,703 488
Reckitt Benckiser Group PLC 763 60
RELX PLC 10,932 315
Segro PLC(ö) 17,419 280
Smith & Nephew PLC 43,045 739
Spirax-Sarco Engineering PLC 668 134
St. James's Place PLC 21,061 427
Standard Chartered PLC 285,594 1,674
Taylor Wimpey PLC 78,473 162
TechnipFMC PLC(Æ) 125,870 948
Tesco PLC 599,814 2,034
Travis Perkins PLC 84,207 1,727
Unilever PLC 23,903 1,292
Vodafone Group PLC 810,531 1,226

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — September 30, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
26 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Wausau Paper Corp. 92,040 1,237
Wm Morrison Supermarkets PLC 31,602 125
40,088
United States - 3.4%
Accenture PLC Class A 9,481 3,033
Allegion PLC 19,661 2,599
Amdocs, Ltd. 23,607 1,787
Aon PLC Class A 9,756 2,788
James Hardie Industries PLC 16,020 575
Lululemon Athletica , Inc.(Æ) 2,210 894
Ovintiv , Inc. 16,344 537
Pagseguro Digital, Ltd. Class A(Æ) 12,772 661
12,874
Total Common Stocks
(cost $315,640) 347,590
Preferred Stocks - 2.2%
Germany - 1.4%
Henkel AG & Co. KGaA
2.408% (Ÿ) 1,853 172
Porsche Automobil Holding SE
2.556% (Ÿ) 1,847 184
Sartorius AG
0.132% (Ÿ) 2,890 1,840
Volkswagen AG
2.552% (Ÿ) 13,180 2,953
5,149
South Korea - 0.8%
Samsung Electronics Co., Ltd.
4.123% (Ÿ) 51,717 3,027
Total Preferred Stocks
(cost $6,010) 8,176
Short-Term Investments - 2.2%
United States - 2.2%
U.S. Cash Management Fund(@) 8,048,743 (∞) 8,047
Total Short-Term Investments
(cost $8,047) 8,047
Other Securities - 0.2%
U.S. Cash Collateral Fund(@)(×) 890,785 (∞) 891
Total Other Securities
(cost $891) 891
Total Investments - 97.5%
(identified cost $330,588) 364,704
Other Assets and Liabilities, Net
- 2.5%
9,272
Net Assets - 100.0%
373,976

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — September 30, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 27
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
2.6%
ABN AMRO Bank NV 06/26/19 EUR 53,705 17.89 961
773
Adyen NV 07/25/19 EUR 290 762.85 221
806
Amundi SA 02/21/19 EUR 15,123 64.83 980
1,275
Cellnex Telecom SA 08/07/17 EUR 34,055 38.50 1,311
2,100
Covestro AG 08/15/19 EUR 35,844 44.13 1,582
2,462
Reliance Industries, Ltd. 10/21/20 USD 9,265 56.22 521
626
Scout24 AG 12/17/20 EUR 1,967 83.16 164
137
WH Group, Ltd. 06/26/19 HKD 123,000 1.02 125
88
Worldline SA 02/14/20 EUR 8,621 81.51 703
658
Zalando SE 12/12/19 EUR 7,414 52.44 389 681
9,606
For a description of restricted securities see note 5 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Amsterdam Index Futures 9 EUR 1,387 10/21
(46)
CAC 40 Euro Index Futures 51 EUR 3,324 10/21
(74)
DAX Index Futures 7 EUR 2,675 12/21
(84)
EURO STOXX 50 Index Futures 48 EUR 1,943 12/21
(64)
FTSE 100 Index Futures 26 GBP 1,839 12/21
27
FTSE/MIB Index Futures 7 EUR 888 12/21
(14)
Hang Seng Index Futures 3 HKD 3,679 10/21
4
IBEX 35 Index Futures 9 EUR 793 10/21
3
MSCI Singapore Index Futures 6 SGD 212 10/21
(2)
OMXS30 Index Futures 38 SEK 8,562 10/21
(37)
S&P/TSX 60 Index Futures 74 CAD 17,702 12/21
(346)
SPI 200 Index Futures 94 AUD 17,139 12/21
(191)
TOPIX Index Futures 97 JPY 1,969,586 12/21 (92)
Short Positions
MSCI Emerging Markets Index Futures 550 USD 34,254 12/21
1,516
S&P 500 E-Mini Index Futures 88 USD 18,910 12/21 709
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 1,309
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of Montreal USD 3,458 AUD 4,697 12/15/21 (62)
Bank of Montreal USD 3,833 CAD 4,878 12/15/21 18
Bank of Montreal USD 870 DKK 5,470 12/15/21 (17)
Bank of Montreal USD 1,122 EUR 948 12/15/21 (22)
Bank of Montreal USD 878 GBP 639 12/15/21 (17)
Bank of Montreal USD 3,687 JPY 406,485 12/15/21 (32)
Bank of Montreal CHF 1,274 USD 1,384 12/15/21 15
Bank of New York USD 3,464 AUD 4,697 12/15/21 (68)
Bank of New York USD 3,848 CAD 4,878 12/15/21 3
Bank of New York USD 871 DKK 5,470 12/15/21 (17)
Bank of New York USD 1,122 EUR 948 12/15/21 (22)
Bank of New York USD 879 GBP 639 12/15/21 (18)
Bank of New York USD 3,689 JPY 406,485 12/15/21 (35)
Bank of New York CHF 1,274 USD 1,386 12/15/21 17

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — September 30, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
28 International Developed Markets Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
JPMorgan Chase USD 3,468 AUD 4,697 12/15/21 (70)
JPMorgan Chase USD 3,851 CAD 4,878 12/15/21 1
JPMorgan Chase USD 871 DKK 5,470 12/15/21 (18)
JPMorgan Chase USD 1,123 EUR 948 12/15/21 (23)
JPMorgan Chase USD 880 GBP 639 12/15/21 (19)
JPMorgan Chase USD 3,689 JPY 406,485 12/15/21 (35)
JPMorgan Chase CHF 1,274 USD 1,386 12/15/21 16
Royal Bank of Canada USD 3,469 AUD 4,697 12/15/21 (71)
Royal Bank of Canada USD 59 CAD 75 10/04/21 —
Royal Bank of Canada USD 3,851 CAD 4,878 12/15/21 —
Royal Bank of Canada USD 871 DKK 5,470 12/15/21 (18)
Royal Bank of Canada USD 1,123 EUR 948 12/15/21 (23)
Royal Bank of Canada USD 880 GBP 639 12/15/21 (19)
Royal Bank of Canada USD 3,690 JPY 406,485 12/15/21 (35)
Royal Bank of Canada CHF 1,274 USD 1,386 12/15/21 16
Standard Chartered USD 3,466 AUD 4,697 12/15/21 (69)
Standard Chartered USD 3,849 CAD 4,878 12/15/21 3
Standard Chartered USD 871 DKK 5,470 12/15/21 (17)
Standard Chartered USD 1,122 EUR 948 12/15/21 (23)
Standard Chartered USD 879 GBP 639 12/15/21 (18)
Standard Chartered USD 3,690 JPY 406,485 12/15/21 (35)
Standard Chartered CHF 1,274 USD 1,386 12/15/21 16
State Street USD 2,183 NOK 19,060 12/15/21 (4)
State Street USD 354 SEK 3,050 12/15/21 (5)
State Street HKD 2,630 USD 338 12/15/21 —
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (707)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Argentina $ 80 $ — $ —
$ —
$ 80
Australia — 7,365 —
—
7,365
Austria — 1,237 —
—
1,237
Belgium — 1,644 —
—
1,644
Brazil 1,884 — —
—
1,884
Canada 16,742 — —
—
16,742
China 1,950 2,327 —
—
4,277
Denmark — 4,674 —
—
4,674
Finland — 6,477 —
—
6,477
France 514 33,259 —
—
33,773
Germany 45 17,228 —
—
17,273
Hong Kong — 10,545 —
—
10,545
India — 5,701 —
—
5,701
Indonesia — 488 —
—
488
Ireland 558 5,060 —
—
5,618
Israel 161 386 —
—
547
Italy — 8,199 —
—
8,199
Japan — 68,148 —
—
68,148
Jersey — 299 —
—
299

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — September 30, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 29
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Luxembourg — 3,444 —
—
3,444
Macao — 286 —
—
286
Malaysia — 352 —
—
352
Mexico 2,703 — —
—
2,703
Netherlands 612 19,390 —
—
20,002
New Zealand — 2,301 —
—
2,301
Norway — 1,662 —
—
1,662
Russia 710 1,561 —
—
2,271
Singapore — 2,387 —
—
2,387
South Africa 282 2,511 —
—
2,793
South Korea 858 5,715 —
—
6,573
Spain — 7,572 —
—
7,572
Sweden — 5,629 —
—
5,629
Switzerland — 30,583 —
—
30,583
Taiwan 3,077 6,750 —
—
9,827
Thailand — 819 —
—
819
Turkey — 453 —
—
453
United Kingdom 1,167 38,921 —
—
40,088
United States 12,299 575 —
—
12,874
Preferred Stocks — 8,176 — — 8,176
Short-Term Investments — — — 8,047 8,047
Other Securities — — — 891 891
Total Investments 43,642 312,124 — 8,938 364,704
Other Financial Instruments
Assets
Futures Contracts 2,259 — — — 2,259
Foreign Currency Exchange Contracts — 105 — — 105
Liabilities
Futures Contracts (950) — — — (950)
Foreign Currency Exchange Contracts — (812) — — (812)
Total Other Financial Instruments
*
$ 1,309 $ (707) $ — $ — $ 602
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended September 30, 2021, see note 2 in the Notes to
Quarterly Report.
Amounts in thousands

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — September 30, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
30 International Developed Markets Fund
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ..........................................................
51,368
Consumer Staples ...................................................................
21,932
Energy ....................................................................................
18,390
Financial Services ...................................................................
82,218
Health Care .............................................................................
28,784
Materials and Processing ........................................................
39,852
Producer Durables ..................................................................
47,151
Technology ..............................................................................
41,823
Utilities ...................................................................................
16,072
Preferred Stocks
Consumer Discretionary ..........................................................
3,136
Consumer Staples ...................................................................
172
Technology ..............................................................................
4,868
Short-Term Investments ................................................................
8,047
Other Securities ...........................................................................
891
Total Investments .................................................................... 364,704

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments — September 30, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 31
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 82.3%
Asset-Backed Securities - 2.8%
Amur Equipment Finance Receivables
IX LLC
Series 2021-1A Class C
1.750% due 06/21/27 (Þ) 735 736
Arbor Realty Commercial Real Estate,
Ltd
Series 2021-FL3 Class A
1.155% due 08/15/34 (USD 1 Month
LIBOR + 1.070%)(Ê)(Þ) 5,030 5,030
Blackbird Capital Aircraft Lease
Securitization, Ltd.
Series 2016-1A Class AA
2.487% due 12/16/41 (~)(Ê)(Þ) 533 535
Carlyle Global Market Strategies CLO,
Ltd.
Series 2021-4A Class A1R3
1.218% due 04/22/32 (USD 3 Month
LIBOR + 1.080%)(Ê)(Þ) 2,298 2,298
CLI Funding VI LLC
Series 2020-3A Class A
2.070% due 10/18/45 (Þ) 1,504 1,514
Conseco Financial Corp.
Series 1998-2 Class M1
6.940% due 12/01/28 (~)(Ê) 977 1,001
Countrywide Asset-Backed Certificates
Series 2007-4 Class A4W
4.640% due 04/25/47 1,523 1,579
FNA VI LLC
Series 2021-1A Class A
1.350% due 01/10/32 (~)(Ê)(Þ) 710 709
Goldentree Loan Management US CLO
7, Ltd.
Series 2021-7A Class AR
1.204% due 04/20/34 (USD 3 Month
LIBOR + 1.070%)(Ê)(Þ) 1,147 1,148
Greenpoint Manufactured Housing
Contract Trust
Series 2000-4 Class A3
2.190% due 08/21/31 (USD 1 Month
LIBOR + 2.000%)(Ê) 650 650
Octane Receivables Trust
Series 2021-1A Class A
0.930% due 03/22/27 (Þ) 1,793 1,794
OneMain Financial Issuance Trust
Series 2019-2A Class A
3.140% due 10/14/36 (Þ) 500 535
Series 2020-1A Class A
3.840% due 05/14/32 (Þ) 1,242 1,284
Option One Mortgage Loan Trust
Series 2007-FXD1 Class 3A4
5.860% due 01/25/37 (~)(Ê) 563 571
Prodigy Finance Designated Activity Co.
Series 2021-1A Class A
1.336% due 07/25/51 1,152 1,156
SpringCastle America Funding LLC
Series 2020-AA Class A
1.970% due 09/25/37 (Þ) 4,112 4,146
TAL Advantage VII LLC
Series 2020-1A Class A
2.050% due 09/20/45 (Þ) 2,022 2,036
Towd Point Mortgage Trust
Series 2020-MH1 Class A1
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.250% due 02/25/60 (~)(Ê)(Þ) 2,473 2,492
29,214
Corporate Bonds and Notes - 20.6%
3M Co.
2.875% due 10/15/27 951 1,030
3.700% due 04/15/50 30 34
Abbott Laboratories
4.750% due 11/30/36 824 1,049
4.900% due 11/30/46 90 122
AbbVie, Inc.
3.600% due 05/14/25 60 65
Series WI
2.600% due 11/21/24 440 463
3.800% due 03/15/25 60 65
2.950% due 11/21/26 670 718
3.200% due 11/21/29 770 830
4.550% due 03/15/35 10 12
4.050% due 11/21/39 710 816
4.250% due 11/21/49 60 71
Adobe, Inc.
2.150% due 02/01/27 590 618
Aetna, Inc.
2.750% due 11/15/22 50 51
Air Lease Corp.
0.700% due 02/15/24 570 566
3.375% due 07/01/25 480 510
1.875% due 08/15/26 350 349
Alexandria Real Estate Equities, Inc.
2.000% due 05/18/32 210 204
3.000% due 05/18/51 150 146
Ally Financial, Inc.
8.000% due 11/01/31 554 786
Alphabet, Inc.
1.998% due 08/15/26 865 904
0.800% due 08/15/27 10 10
1.900% due 08/15/40 130 117
2.050% due 08/15/50 140 122
2.250% due 08/15/60 80 70
Altria Group, Inc.
4.400% due 02/14/26 222 249
2.450% due 02/04/32 560 537
10.200% due 02/06/39 22 38
3.400% due 02/04/41 460 436
5.375% due 01/31/44 643 757
3.875% due 09/16/46 70 68
Amazon.com, Inc.
1.200% due 06/03/27 190 189
2.100% due 05/12/31 350 355
2.500% due 06/03/50 140 131
3.100% due 05/12/51 210 220
Series WI
2.800% due 08/22/24 891 944
3.875% due 08/22/37 50 59
Ambac Assurance Corp.
5.100% due 12/31/99 (Þ) 1 1
American Airlines Group, Inc.
5.500% due 04/20/26 (Þ) 160 168
5.750% due 04/20/29 (Þ) 140 151
American Express Co.
2.500% due 07/30/24 60 63

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
32 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.550% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.854%)(Ê)(ƒ) 80 82
American International Group, Inc.
4.750% due 04/01/48 70 89
American Tower Corp.
5.000% due 02/15/24 805 884
Americo Life, Inc.
3.450% due 04/15/31 (Þ) 70 71
AmFam Holdings, Inc.
2.805% due 03/11/31 (Þ) 120 123
3.833% due 03/11/51 (Þ) 100 109
Amgen, Inc.
4.400% due 05/01/45 100 120
Series WI
4.663% due 06/15/51 50 63
Andeavor LLC
Series WI
5.125% due 12/15/26 225 254
Anthem, Inc.
4.101% due 03/01/28 50 57
4.375% due 12/01/47 20 24
4.850% due 08/15/54 783 989
Aon Corp.
8.205% due 01/01/27 172 222
Apache Corp.
4.375% due 10/15/28 50 54
4.750% due 04/15/43 150 162
4.250% due 01/15/44 120 121
Apple, Inc.
4.500% due 02/23/36 691 866
4.650% due 02/23/46 100 130
2.650% due 05/11/50 150 144
Ares Capital Corp.
3.250% due 07/15/25 914 961
AT&T, Inc.
3.800% due 02/15/27 150 166
1.650% due 02/01/28 200 198
4.500% due 05/15/35 150 176
3.100% due 02/01/43 270 259
4.350% due 06/15/45 26 29
3.500% due 02/01/61 220 211
Series WI
4.450% due 04/01/24 868 940
4.300% due 02/15/30 70 80
2.550% due 12/01/33 40 39
3.500% due 09/15/53 70 69
3.550% due 09/15/55 83 82
3.800% due 12/01/57 330 337
Aviation Capital Group LLC
5.500% due 12/15/24 (Þ) 170 191
Avnet, Inc.
4.875% due 12/01/22 410 429
Ball Corp.
3.125% due 09/15/31 230 227
Bank of America Corp.
4.000% due 01/22/25 45 49
4.271% due 07/23/29 (USD 3 Month
LIBOR + 1.310%)(Ê) 110 125
3.974% due 02/07/30 (USD 3 Month
LIBOR + 1.210%)(Ê) 500 560
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.884% due 10/22/30 (USD 3 Month
LIBOR + 1.190%)(Ê) 200 209
2.592% due 04/29/31 (SOFR +
2.150%)(Ê) 140 143
1.922% due 10/24/31 (SOFR +
1.370%)(Ê) 870 837
2.687% due 04/22/32 (SOFR +
1.320%)(Ê) 430 438
2.299% due 07/21/32 (SOFR +
1.220%)(Ê) 330 325
2.482% due 09/21/36 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.200%)(Ê) 500 490
2.676% due 06/19/41 (SOFR +
1.930%)(Ê) 90 87
3.311% due 04/22/42 (SOFR +
1.580%)(Ê) 500 525
5.000% due 01/21/44 555 728
4.330% due 03/15/50 (USD 3 Month
LIBOR + 1.520%)(Ê) 30 37
4.083% due 03/20/51 (USD 3 Month
LIBOR + 3.150%)(Ê) 330 390
Series GMTN
4.450% due 03/03/26 30 34
3.500% due 04/19/26 80 87
Bank of America NA
Series BKNT
6.000% due 10/15/36 734 1,003
Becton Dickinson and Co.
3.363% due 06/06/24 900 957
3.734% due 12/15/24 188 203
4.685% due 12/15/44 8 10
Bed Bath & Beyond, Inc.
3.749% due 08/01/24 270 275
Berkshire Hathaway Energy Co.
Series WI
4.050% due 04/15/25 699 769
Berkshire Hathaway Finance Corp.
2.850% due 10/15/50 1,044 1,029
Berkshire Hathaway, Inc.
3.125% due 03/15/26 684 742
Berry Global, Inc.
0.950% due 02/15/24 (Þ) 949 950
Berry Petroleum Corp.
7.000% due 02/15/26 (Þ) 490 499
BGC Partners, Inc.
Series WI
5.375% due 07/24/23 408 438
Blackstone Holdings Finance Co. LLC
4.750% due 02/15/23 (Þ) 900 951
Boardwalk Pipelines, LP
4.800% due 05/03/29 710 813
Boeing Co. (The)
4.875% due 05/01/25 220 245
2.196% due 02/04/26 870 876
3.100% due 05/01/26 20 21
2.700% due 02/01/27 40 41
2.800% due 03/01/27 30 31
3.200% due 03/01/29 120 125
5.150% due 05/01/30 310 364
3.250% due 02/01/35 160 160
5.705% due 05/01/40 160 203

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 33
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.750% due 02/01/50 210 212
5.805% due 05/01/50 100 133
3.950% due 08/01/59 290 298
Bon Secours Mercy Health, Inc.
3.464% due 06/01/30 90 98
BP Capital Markets America, Inc.
2.937% due 04/06/23 910 944
3.410% due 02/11/26 200 218
3.000% due 02/24/50 860 827
Brighthouse Financial, Inc.
Series WI
4.700% due 06/22/47 339 383
Bristol-Myers Squibb Co.
2.350% due 11/13/40 230 219
Series WI
3.900% due 02/20/28 380 430
3.400% due 07/26/29 170 188
5.000% due 08/15/45 171 230
Broadcom, Inc.
3.187% due 11/15/36 820 819
Series WI
4.300% due 11/15/32 320 359
Broadridge Financial Solutions, Inc.
3.400% due 06/27/26 863 941
Brown & Brown, Inc.
4.200% due 09/15/24 864 940
Burlington Northern Santa Fe LLC
4.400% due 03/15/42 100 122
Cameron LNG LLC
3.701% due 01/15/39 (Þ) 70 77
Capital One Bank USA NA
3.375% due 02/15/23 846 880
Capital One Financial Corp.
3.500% due 06/15/23 884 929
Carrier Global Corp.
Series WI
3.577% due 04/05/50 40 42
CC Holdings GS V LLC / Crown Castle
GS III Corp.
3.849% due 04/15/23 529 555
CCO Holdings LLC / CCO Holdings
Capital Corp.
5.125% due 05/01/27 (Þ) 80 83
4.500% due 08/15/30 (Þ) 10 10
Series WI
4.500% due 05/01/32 480 494
Centene Corp.
Series WI
4.250% due 12/15/27 80 84
4.625% due 12/15/29 270 294
3.375% due 02/15/30 260 269
CenterPoint Energy Houston Electric
LLC
4.500% due 04/01/44 190 241
Charles Schwab Corp. (The)
2.000% due 03/20/28 140 143
Series H
4.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 3.079%)(Ê)(ƒ) 240 248
Charter Communications Operating LLC
/ Charter Communications Operating
Capital
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.250% due 01/15/29 410 410
5.050% due 03/30/29 120 141
3.500% due 06/01/41 150 147
3.500% due 03/01/42 190 186
5.750% due 04/01/48 350 442
3.850% due 04/01/61 60 57
3.950% due 06/30/62 170 164
Series WI
4.908% due 07/23/25 120 135
6.384% due 10/23/35 20 26
6.484% due 10/23/45 639 869
6.834% due 10/23/55 20 30
Cheniere Energy Partners, LP
3.250% due 01/31/32 (Þ) 290 291
Chevron Corp.
1.141% due 05/11/23 939 951
0.426% due 08/11/23 891 893
2.954% due 05/16/26 70 75
5.250% due 11/15/43 10 13
4.950% due 08/15/47 40 53
3.078% due 05/11/50 10 10
2.343% due 08/12/50 130 117
CHS/Community Health Systems, Inc.
6.875% due 04/15/29 (Þ) 140 140
Cigna Corp.
2.400% due 03/15/30 110 112
3.200% due 03/15/40 490 505
Series WI
4.375% due 10/15/28 460 532
4.800% due 08/15/38 220 269
6.125% due 11/15/41 335 472
Cimarex Energy Co.
4.375% due 06/01/24 150 162
3.900% due 05/15/27 260 284
4.375% due 03/15/29 330 373
Cintas Corp. No. 2
3.700% due 04/01/27 70 78
Cisco Systems, Inc.
3.625% due 03/04/24 832 895
CIT Bank NA
Series BKNT
2.969% due 09/27/25 (SOFR +
1.715%)(Ê) 812 853
Citigroup, Inc.
3.106% due 04/08/26 (SOFR +
2.842%)(Ê) 100 106
2.976% due 11/05/30 (SOFR +
1.422%)(Ê) 400 421
2.572% due 06/03/31 (SOFR +
2.107%)(Ê) 220 224
2.561% due 05/01/32 (SOFR +
1.167%)(Ê) 920 929
8.125% due 07/15/39 370 632
4.650% due 07/23/48 838 1,082
Clorox Co. (The)
1.800% due 05/15/30 220 214
CNH Industrial Capital LLC
1.950% due 07/02/23 941 962
Coca-Cola Co. (The)
1.450% due 06/01/27 945 954
1.375% due 03/15/31 90 85

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
34 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.125% due 03/25/40 120 142
2.500% due 06/01/40 10 10
Comcast Cable Communications
Holdings, Inc.
9.455% due 11/15/22 583 642
Comcast Corp.
3.600% due 03/01/24 880 944
4.150% due 10/15/28 110 127
4.250% due 10/15/30 120 140
7.050% due 03/15/33 150 217
6.500% due 11/15/35 19 27
3.250% due 11/01/39 10 11
3.750% due 04/01/40 10 11
3.400% due 07/15/46 20 21
4.000% due 03/01/48 80 92
2.887% due 11/01/51 (Þ) 364 349
2.937% due 11/01/56 (Þ) 30 28
2.987% due 11/01/63 (Þ) 117 110
CommonSpirit Health
2.782% due 10/01/30 80 82
3.910% due 10/01/50 90 98
Commonwealth Edison Co.
6.450% due 01/15/38 120 174
Comstock Resources, Inc.
5.875% due 01/15/30 (Þ) 330 343
ConocoPhillips Co.
3.750% due 10/01/27 (Þ) 90 101
Constellation Brands, Inc.
4.250% due 05/01/23 892 942
4.750% due 11/15/24 40 44
Consumers Energy Co.
2.500% due 05/01/60 110 96
Continental Resources, Inc.
4.500% due 04/15/23 120 124
Corning, Inc.
3.900% due 11/15/49 100 112
Costco Wholesale Corp.
2.750% due 05/18/24 904 954
1.600% due 04/20/30 120 117
Covey Park Energy LLC
7.500% due 05/15/25 (Þ) 180 187
Crown Castle International Corp.
5.200% due 02/15/49 792 1,018
CVS Health Corp.
2.625% due 08/15/24 70 74
3.625% due 04/01/27 40 44
4.300% due 03/25/28 101 115
3.250% due 08/15/29 70 75
3.750% due 04/01/30 110 122
2.125% due 09/15/31 200 196
4.780% due 03/25/38 260 319
4.125% due 04/01/40 40 46
2.700% due 08/21/40 310 296
5.050% due 03/25/48 385 496
CyrusOne , Inc.
2.900% due 11/15/24 915 959
Daimler Finance NA LLC
3.350% due 02/22/23 (Þ) 903 938
DCP Midstream Operating, LP
6.450% due 11/03/36 (Þ) 50 62
Series A
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.375% due 12/31/99 (USD 3 Month
LIBOR + 5.148%)(Ê)(ƒ) 80 78
Deere & Co.
3.750% due 04/15/50 40 48
Dell International LLC / EMC Corp.
Series WI
8.100% due 07/15/36 120 182
8.350% due 07/15/46 30 49
Delta Air Lines, Inc.
3.800% due 04/19/23 30 31
7.000% due 05/01/25 (Þ) 280 327
4.500% due 10/20/25 (Þ) 180 193
7.375% due 01/15/26 110 130
4.750% due 10/20/28 (Þ) 300 335
3.750% due 10/28/29 30 31
Devon Energy Corp.
5.850% due 12/15/25 140 162
5.250% due 10/15/27 (Þ) 19 20
5.875% due 06/15/28 (Þ) 153 169
4.500% due 01/15/30 (Þ) 220 240
5.600% due 07/15/41 100 125
4.750% due 05/15/42 170 194
5.000% due 06/15/45 410 481
DH Europe Finance II SARL
3.400% due 11/15/49 684 739
Diamondback Energy, Inc.
3.500% due 12/01/29 340 364
4.400% due 03/24/51 160 181
Discover Bank
Series BKNT
4.682% due 08/09/28 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 1.730%)(Ê) 950 1,011
DISH DBS Corp.
Series WI
7.750% due 07/01/26 10 11
Dollar General Corp.
3.250% due 04/15/23 920 954
Dominion Energy, Inc.
Series C
3.375% due 04/01/30 80 87
DR Horton, Inc.
2.500% due 10/15/24 280 293
Duke Energy Carolinas LLC
6.100% due 06/01/37 190 260
4.000% due 09/30/42 100 114
Duke Energy Indiana LLC
Series YYY
3.250% due 10/01/49 80 83
DuPont de Nemours, Inc.
4.205% due 11/15/23 888 954
Eaton Corp.
4.150% due 11/02/42 20 24
eBay, Inc.
2.600% due 05/10/31 70 71
Edison International
4.950% due 04/15/25 160 176
4.125% due 03/15/28 718 765
Series A
5.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.698%)(Ê)(ƒ) 220 227

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 35
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
El Paso Natural Gas Co. LLC
7.500% due 11/15/26 350 439
Enbridge Energy Partners, LP
7.375% due 10/15/45 484 763
Energy Transfer Operating, LP
5.875% due 01/15/24 653 718
7.600% due 02/01/24 50 56
4.500% due 04/15/24 290 314
2.900% due 05/15/25 30 31
5.250% due 04/15/29 30 35
3.750% due 05/15/30 140 151
6.125% due 12/15/45 60 76
6.250% due 04/15/49 30 39
Series 10Y
4.950% due 06/15/28 40 46
Series H
6.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.694%)(Ê)(ƒ) 360 375
Energy Transfer, LP
5.500% due 06/01/27 280 329
6.625% due 12/31/99 (USD 3 Month
LIBOR + 4.155%)(Ê)(ƒ) 110 107
6.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.134%)(Ê)(ƒ) 280 286
7.125% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.306%)(Ê)(ƒ) 430 451
EnLink Midstream LLC
5.625% due 01/15/28 (Þ) 280 298
Enterprise Products Operating LLC
3.900% due 02/15/24 30 32
4.150% due 10/16/28 150 171
2.800% due 01/31/30 100 104
7.550% due 04/15/38 20 31
5.700% due 02/15/42 40 53
4.850% due 03/15/44 60 72
3.700% due 01/31/51 140 148
3.300% due 02/15/53 160 156
3.950% due 01/31/60 160 173
5.375% due 02/15/78 (USD 3 Month
LIBOR + 2.570%)(Ê) 330 343
Series D
6.875% due 03/01/33 844 1,178
EOG Resources, Inc.
4.150% due 01/15/26 40 45
4.375% due 04/15/30 190 222
4.950% due 04/15/50 50 66
EQT Corp.
3.000% due 10/01/22 320 326
3.125% due 05/15/26 (Þ) 30 31
3.900% due 10/01/27 160 173
5.000% due 01/15/29 10 11
7.000% due 02/01/30 100 129
3.625% due 05/15/31 (Þ) 30 31
Equifax, Inc.
2.350% due 09/15/31 620 610
Equities Corp.
6.125% due 02/01/25 10 11
Essex Portfolio, LP
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.250% due 05/01/23 912 945
Exelon Corp.
Series WI
3.950% due 06/15/25 489 532
Exelon Generation Co. LLC
5.600% due 06/15/42 615 742
Exxon Mobil Corp.
1.571% due 04/15/23 934 952
3.482% due 03/19/30 120 133
4.227% due 03/19/40 230 273
4.114% due 03/01/46 40 47
4.327% due 03/19/50 10 12
3.452% due 04/15/51 50 53
Fiat Chrysler Automobiles NV
Series WI
5.250% due 04/15/23 877 935
Fidelity & Guaranty Life Holdings, Inc.
5.500% due 05/01/25 (Þ) 50 57
FirstEnergy Corp.
Series B
4.250% due 03/15/23 100 104
3.900% due 07/15/27 180 197
Series C
7.375% due 11/15/31 190 260
4.850% due 07/15/47 50 61
Florida Gas Transmission Co. LLC
2.300% due 10/01/31 (Þ) 520 511
Florida Power & Light Co.
3.150% due 10/01/49 40 42
Ford Motor Credit Co. LLC
2.700% due 08/10/26 400 401
4.000% due 11/13/30 200 208
Series FXD
3.350% due 11/01/22 200 204
Fortinet, Inc.
2.200% due 03/15/31 300 297
Fox Corp.
Series WI
5.476% due 01/25/39 130 166
FS KKR Capital Corp.
3.400% due 01/15/26 921 962
General Dynamics Corp.
3.625% due 04/01/30 100 112
4.250% due 04/01/40 220 268
4.250% due 04/01/50 60 76
General Electric Co.
Series GMTN
6.875% due 01/10/39 163 243
Series MTNA
6.750% due 03/15/32 619 847
General Mills, Inc.
3.700% due 10/17/23 444 471
General Motors Co.
4.875% due 10/02/23 671 725
5.400% due 10/02/23 40 44
6.125% due 10/01/25 100 117
6.250% due 10/02/43 110 148
6.750% due 04/01/46 100 143
General Motors Financial Co., Inc.
4.250% due 05/15/23 10 11
4.150% due 06/19/23 765 809
Genting New York LLC

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
36 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.300% due 02/15/26 (Þ) 440 436
Gilead Sciences, Inc.
5.650% due 12/01/41 50 69
4.750% due 03/01/46 100 126
GLP Capital, LP / GLP Financing II, Inc.
5.375% due 04/15/26 653 742
Goldman Sachs Group, Inc. (The)
4.250% due 10/21/25 140 155
3.500% due 11/16/26 90 97
3.691% due 06/05/28 (USD 3 Month
LIBOR + 1.510%)(Ê) 200 220
4.223% due 05/01/29 (USD 3 Month
LIBOR + 1.301%)(Ê) 50 57
3.800% due 03/15/30 410 456
5.150% due 05/22/45 140 184
Series DMTN
2.383% due 07/21/32 (SOFR +
1.248%)(Ê) 800 792
Halliburton Co.
4.850% due 11/15/35 60 71
5.000% due 11/15/45 20 24
HCA, Inc.
5.125% due 06/15/39 50 62
5.500% due 06/15/47 443 574
Hershey Co. (The)
1.700% due 06/01/30 160 157
Hilton Domestic Operating Co., Inc.
5.375% due 05/01/25 (Þ) 120 125
5.750% due 05/01/28 (Þ) 40 43
Home Depot, Inc. (The)
2.500% due 04/15/27 867 920
3.900% due 12/06/28 10 11
2.700% due 04/15/30 80 85
3.300% due 04/15/40 50 54
3.350% due 04/15/50 90 97
HSBC Holdings PLC
7.200% due 07/15/97 457 806
Humana, Inc.
3.850% due 10/01/24 50 54
4.500% due 04/01/25 20 22
3.950% due 03/15/27 200 223
4.625% due 12/01/42 868 1,065
4.950% due 10/01/44 20 26
Huntington Bancshares, Inc.
2.487% due 08/15/36 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.170%)(Ê)(Þ) 1,012 996
Intel Corp.
2.800% due 08/12/41 110 110
4.950% due 03/25/60 110 154
3.200% due 08/12/61 60 60
Series WI
3.734% due 12/08/47 10 11
Intercontinental Exchange, Inc.
Series FXD
0.700% due 06/15/23 945 949
International Business Machines Corp.
3.375% due 08/01/23 904 953
International Paper Co.
7.300% due 11/15/39 669 1,029
Jefferies Financial Group, Inc.
6.625% due 10/23/43 761 1,025
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Jefferies Group LLC
6.500% due 01/20/43 635 881
Johnson & Johnson
2.100% due 09/01/40 210 197
2.450% due 09/01/60 160 149
JPMorgan Chase & Co.
2.182% due 06/01/28 (SOFR +
1.890%)(Ê) 788 805
4.203% due 07/23/29 (USD 3 Month
LIBOR + 1.260%)(Ê) 40 46
4.452% due 12/05/29 (USD 3 Month
LIBOR + 1.330%)(Ê) 40 46
8.750% due 09/01/30 280 417
2.739% due 10/15/30 (SOFR +
1.510%)(Ê) 140 145
2.522% due 04/22/31 (SOFR +
2.040%)(Ê) 120 122
2.956% due 05/13/31 (SOFR +
2.515%)(Ê) 340 354
1.953% due 02/04/32 (SOFR +
1.065%)(Ê) 600 579
2.580% due 04/22/32 (SOFR +
1.250%)(Ê) 390 395
4.950% due 06/01/45 100 131
4.260% due 02/22/48 (USD 3 Month
LIBOR + 1.580%)(Ê) 110 133
3.109% due 04/22/51 (SOFR +
2.440%)(Ê) 90 91
3.328% due 04/22/52 (SOFR +
1.580%)(Ê) 620 649
Series KK
3.650% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.850%)(Ê)(ƒ) 220 221
Kaiser Foundation Hospitals
4.150% due 05/01/47 30 37
Series 2019
3.266% due 11/01/49 30 32
Series 2021
2.810% due 06/01/41 80 81
3.002% due 06/01/51 80 82
Kimco Realty Corp.
2.250% due 12/01/31 310 303
Kinder Morgan Energy Partners, LP
7.300% due 08/15/33 50 70
6.550% due 09/15/40 600 831
5.500% due 03/01/44 20 25
Kinder Morgan, Inc.
4.300% due 06/01/25 90 99
4.300% due 03/01/28 170 193
5.300% due 12/01/34 690 852
5.550% due 06/01/45 80 102
5.050% due 02/15/46 30 36
5.200% due 03/01/48 10 12
KKR Group Finance Co. II LLC
5.500% due 02/01/43 (Þ) 10 13
KKR Group Finance Co. III LLC
5.125% due 06/01/44 (Þ) 100 129
Kroger Co. (The)
3.850% due 08/01/23 750 791
5.150% due 08/01/43 20 26

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 37
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
L3Harris Technologies, Inc.
2.900% due 12/15/29 350 366
Laboratory Corp. of America Holdings
3.250% due 09/01/24 886 944
Lam Research Corp.
1.900% due 06/15/30 140 140
2.875% due 06/15/50 60 60
Las Vegas Sands Corp.
3.200% due 08/08/24 922 946
2.900% due 06/25/25 940 945
Lennar Corp.
4.500% due 04/30/24 10 11
Series WI
5.000% due 06/15/27 10 12
Lennox International, Inc.
1.700% due 08/01/27 110 109
Lithia Motors, Inc.
4.625% due 12/15/27 (Þ) 110 116
3.875% due 06/01/29 (Þ) 190 197
Lockheed Martin Corp.
1.850% due 06/15/30 140 139
4.500% due 05/15/36 842 1,043
Loews Corp.
6.000% due 02/01/35 601 810
Lowe's Cos., Inc.
3.875% due 09/15/23 895 948
4.500% due 04/15/30 50 59
1.700% due 10/15/30 150 143
2.800% due 09/15/41 90 88
3.000% due 10/15/50 190 185
LPL Holdings, Inc.
4.375% due 05/15/31 (Þ) 80 84
M&T Bank Corp.
3.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.679%)(Ê)(ƒ) 70 69
Main Street Capital Corp.
5.200% due 05/01/24 728 788
Markel Corp.
4.300% due 11/01/47 699 821
Marriott International, Inc.
Series FXD
3.600% due 04/15/24 120 128
Mars, Inc.
2.375% due 07/16/40 (Þ) 240 229
Marsh & McLennan Cos., Inc.
3.875% due 03/15/24 876 942
Massachusetts Mutual Life Insurance Co.
3.375% due 04/15/50 (Þ) 70 73
Mastercard , Inc.
3.300% due 03/26/27 130 143
3.850% due 03/26/50 120 143
McDonald's Corp.
1.450% due 09/01/25 20 20
3.500% due 03/01/27 10 11
3.500% due 07/01/27 60 66
3.800% due 04/01/28 50 56
3.600% due 07/01/30 70 78
4.700% due 12/09/35 716 884
4.450% due 03/01/47 40 49
4.450% due 09/01/48 80 98
3.625% due 09/01/49 10 11
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.200% due 04/01/50 140 167
MDC Holdings, Inc.
2.500% due 01/15/31 160 156
6.000% due 01/15/43 50 63
Merck & Co., Inc.
2.800% due 05/18/23 620 644
1.450% due 06/24/30 70 68
2.350% due 06/24/40 120 114
2.450% due 06/24/50 40 37
Microchip Technology, Inc.
0.972% due 02/15/24 (Þ) 390 390
0.983% due 09/01/24 (Þ) 160 160
Microsoft Corp.
3.450% due 08/08/36 130 149
2.525% due 06/01/50 174 167
2.921% due 03/17/52 176 182
Mid-America Apartment Communities,
Inc.
3.750% due 06/15/24 890 954
MidAmerican Energy Co.
3.650% due 04/15/29 50 56
4.400% due 10/15/44 627 768
3.150% due 04/15/50 110 115
Mileage Plus Holdings LLC / Mileage
Plus Intellectual Property Assets, Ltd.
6.500% due 06/20/27 (Þ) 250 272
Molson Coors Brewing Co.
4.200% due 07/15/46 40 44
Mondelez International, Inc.
2.250% due 09/19/24 (Þ) 690 718
1.875% due 10/15/32 981 941
2.625% due 09/04/50 40 37
Morgan Stanley
2.188% due 04/28/26 (SOFR +
1.990%)(Ê) 70 72
1.593% due 05/04/27 (SOFR +
0.879%)(Ê) 70 70
3.622% due 04/01/31 (SOFR +
3.120%)(Ê) 180 198
1.794% due 02/13/32 (SOFR +
1.034%)(Ê) 80 76
2.484% due 09/16/36 (SOFR +
1.360%)(Ê) 420 411
3.217% due 04/22/42 (SOFR +
1.485%)(Ê) 190 199
2.802% due 01/25/52 (SOFR +
1.430%)(Ê) 350 336
Series GMTN
4.431% due 01/23/30 (USD 3 Month
LIBOR + 1.628%)(Ê) 10 12
2.699% due 01/22/31 (SOFR +
1.143%)(Ê) 50 52
2.239% due 07/21/32 (SOFR +
1.178%)(Ê) 170 167
MPLX, LP
4.000% due 03/15/28 40 44
4.800% due 02/15/29 50 58
4.500% due 04/15/38 170 190
4.700% due 04/15/48 70 81
Series 0006
5.200% due 03/01/47 30 36

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
38 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
MPT Operating Partnership, LP / MPT
Finance Corp.
5.000% due 10/15/27 120 126
4.625% due 08/01/29 110 118
Nasdaq, Inc.
2.500% due 12/21/40 130 120
NBCUniversal Media LLC
4.450% due 01/15/43 7 8
Nestle Holdings, Inc.
3.350% due 09/24/23 (Þ) 698 737
Netflix, Inc.
5.375% due 11/15/29 (Þ) 50 61
4.875% due 06/15/30 (Þ) 110 130
New York Life Insurance Co.
3.750% due 05/15/50 (Þ) 180 202
4.450% due 05/15/69 (Þ) 50 63
Newell Brands, Inc.
3.850% due 04/01/23 40 42
4.200% due 04/01/26 40 44
NGPL PipeCo LLC
7.768% due 12/15/37 (Þ) 553 793
NIKE, Inc.
2.250% due 05/01/23 933 958
Northern Oil and Gas, Inc.
8.125% due 03/01/28 (Þ) 190 203
Northrop Grumman Corp.
5.150% due 05/01/40 160 208
5.250% due 05/01/50 90 126
Series 000N
4.030% due 10/15/47 160 187
Northwest Pipeline LLC
7.125% due 12/01/25 250 304
Series WI
4.000% due 04/01/27 60 66
Northwestern Mutual Life Insurance Co.
(The)
3.450% due 03/30/51 (Þ) 480 515
3.625% due 09/30/59 (Þ) 80 87
NRG Energy, Inc.
2.450% due 12/02/27 (Þ) 390 396
NVIDIA Corp.
3.500% due 04/01/40 30 33
3.500% due 04/01/50 50 56
Occidental Petroleum Corp.
6.950% due 07/01/24 10 11
5.550% due 03/15/26 110 122
3.400% due 04/15/26 50 51
3.000% due 02/15/27 310 310
7.950% due 06/15/39 50 66
4.625% due 06/15/45 30 31
4.100% due 02/15/47 20 19
Omega Healthcare Investors, Inc.
3.375% due 02/01/31 916 933
Oncor Electric Delivery Co. LLC
3.100% due 09/15/49 80 84
Oracle Corp.
2.875% due 03/25/31 50 51
4.300% due 07/08/34 648 736
3.950% due 03/25/51 90 95
4.100% due 03/25/61 270 287
Otis Worldwide Corp.
Series WI
2.565% due 02/15/30 60 62
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Owl Rock Capital Corp.
4.250% due 01/15/26 939 1,008
Pacific Gas and Electric Co.
4.250% due 08/01/23 140 146
2.100% due 08/01/27 110 107
2.500% due 02/01/31 60 57
3.300% due 08/01/40 20 18
4.950% due 07/01/50 50 53
3.500% due 08/01/50 30 27
Park-Ohio Holdings Corp.
Series WI
6.625% due 04/15/27 90 90
Parsley Energy LLC
4.125% due 02/15/28 (Þ) 10 10
PayPal Holdings, Inc.
1.650% due 06/01/25 100 102
2.300% due 06/01/30 110 113
3.250% due 06/01/50 60 65
PepsiCo, Inc.
2.625% due 03/19/27 897 957
1.625% due 05/01/30 10 10
2.875% due 10/15/49 40 41
3.625% due 03/19/50 20 23
Pfizer, Inc.
2.550% due 05/28/40 60 60
2.700% due 05/28/50 100 98
Series 5YR
3.200% due 09/15/23 893 939
Philip Morris International, Inc.
2.875% due 05/01/24 90 95
2.100% due 05/01/30 70 70
1.750% due 11/01/30 280 270
6.375% due 05/16/38 664 931
Pioneer Natural Resources Co.
2.150% due 01/15/31 320 311
Plains All American Pipeline, LP
Series B
6.125% due 06/16/23 (USD 3 Month
LIBOR + 4.110%)(Ê) 340 308
Plains All American Pipeline, LP / PAA
Finance Corp.
Series WI
6.700% due 05/15/36 10 12
Procter & Gamble Co. (The )
2.850% due 08/11/27 870 942
Procter & Gamble Co. (The)
3.000% due 03/25/30 60 66
1.200% due 10/29/30 170 162
5.500% due 02/01/34 100 135
Progress Energy, Inc.
7.000% due 10/30/31 559 762
Prologis, LP
1.250% due 10/15/30 230 215
Prospect Capital Corp.
3.706% due 01/22/26 1,003 1,033
Range Resources Corp.
8.250% due 01/15/29 (Þ) 150 169
Series WI
4.875% due 05/15/25 230 243
9.250% due 02/01/26 210 229
Raymond James Financial, Inc.
3.750% due 04/01/51 180 200

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 39
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Raytheon Technologies Corp.
3.650% due 08/16/23 3 3
3.950% due 08/16/25 30 33
Series WI
3.200% due 03/15/24 708 750
Republic Services, Inc.
2.500% due 08/15/24 910 953
3.375% due 11/15/27 360 393
Roche Holdings, Inc.
0.450% due 03/05/24 (Þ) 422 422
Rocket Mortgage LLC / Rocket Mortgage
Co-Issuer, Inc.
2.875% due 10/15/26 (Þ) 160 156
4.000% due 10/15/33 (Þ) 140 139
S&P Global, Inc.
1.250% due 08/15/30 80 75
3.250% due 12/01/49 30 32
2.300% due 08/15/60 50 43
salesforce.com, Inc.
3.700% due 04/11/28 10 11
1.500% due 07/15/28 60 60
1.950% due 07/15/31 50 50
2.900% due 07/15/51 190 190
3.050% due 07/15/61 70 71
San Diego Gas & Electric Co.
Series RRR
3.750% due 06/01/47 100 113
Series VVV
1.700% due 10/01/30 240 231
Santander Holdings USA, Inc.
4.500% due 07/17/25 738 813
Schlumberger Holdings Corp.
4.000% due 12/21/25 (Þ) 40 44
Senior Housing Properties Trust
4.750% due 05/01/24 120 124
Service Properties Trust
4.500% due 06/15/23 160 163
4.350% due 10/01/24 220 223
4.750% due 10/01/26 60 59
Sherwin-Williams Co. (The)
3.450% due 06/01/27 861 945
Shire Acquisitions Investments Ireland
DAC
2.875% due 09/23/23 906 945
Simon Property Group, LP
3.500% due 09/01/25 100 109
Skyworks Solutions, Inc.
1.800% due 06/01/26 150 152
Southern California Edison Co.
2.250% due 06/01/30 290 285
3.650% due 02/01/50 110 112
Series C
4.125% due 03/01/48 130 142
Series G
2.500% due 06/01/31 120 120
Southern Co. (The)
6.000% due 10/01/34 196 254
Southwest Airlines Co.
4.750% due 05/04/23 440 468
5.250% due 05/04/25 70 79
Spectra Energy Partners, LP
4.750% due 03/15/24 671 729
Starbucks Corp.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.500% due 11/15/48 794 972
Sunoco Logistics Partners Operations,
LP
3.900% due 07/15/26 90 98
5.300% due 04/01/44 10 12
SVB Financial Group
Series C
4.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.202%)(Ê)(ƒ) 20 21
Synchrony Financial
3.950% due 12/01/27 793 875
SYNNEX Corp.
1.250% due 08/09/24 (Þ) 510 510
Targa Resources Partners, LP / Targa
Resources Partners Finance Corp.
5.875% due 04/15/26 10 10
5.375% due 02/01/27 10 10
5.500% due 03/01/30 30 33
4.875% due 02/01/31 70 76
4.000% due 01/15/32 (Þ) 380 393
Target Corp.
3.375% due 04/15/29 140 156
Teachers Insurance & Annuity
Association of America
4.900% due 09/15/44 (Þ) 340 443
Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/30 (Þ) 460 476
7.625% due 04/01/37 608 874
Texas Instruments, Inc.
2.900% due 11/03/27 130 142
2.250% due 09/04/29 210 218
1.750% due 05/04/30 70 69
3.875% due 03/15/39 150 177
Thermo Fisher Scientific, Inc.
5.300% due 02/01/44 703 968
Time Warner Cable LLC
6.550% due 05/01/37 90 121
7.300% due 07/01/38 180 258
6.750% due 06/15/39 20 27
5.500% due 09/01/41 666 816
Time Warner Entertainment Co., LP
8.375% due 03/15/23 782 869
8.375% due 07/15/33 100 149
T-Mobile USA, Inc.
2.625% due 02/15/29 60 61
2.875% due 02/15/31 70 71
Series WI
3.875% due 04/15/30 300 331
2.550% due 02/15/31 824 827
3.000% due 02/15/41 100 97
3.300% due 02/15/51 190 184
Transcontinental Gas Pipe Line Co. LLC
4.450% due 08/01/42 240 281
Series WI
7.850% due 02/01/26 410 511
3.250% due 05/15/30 50 53
TWDC Enterprises 18 Corp.
2.350% due 12/01/22 240 246
Series MTNB
7.000% due 03/01/32 552 782
Tyson Foods, Inc.

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
40 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.875% due 08/15/34 826 1,021
Union Pacific Corp.
2.150% due 02/05/27 50 52
2.891% due 04/06/36 (Þ) 250 260
3.750% due 02/05/70 40 45
Series WI
3.839% due 03/20/60 140 161
United Airlines Pass-Through Trust
4.875% due 01/15/26 271 287
United Airlines, Inc.
4.625% due 04/15/29 (Þ) 30 31
United Continental Holdings, Inc.
4.250% due 10/01/22 210 214
United Technologies Corp.
4.625% due 11/16/48 130 165
UnitedHealth Group, Inc.
3.850% due 06/15/28 70 79
2.000% due 05/15/30 180 181
4.625% due 07/15/35 100 124
5.700% due 10/15/40 60 84
Unum Group
5.750% due 08/15/42 796 993
Valero Energy Corp.
10.500% due 03/15/39 488 862
Verizon Communications, Inc.
2.100% due 03/22/28 80 81
3.875% due 02/08/29 120 135
7.750% due 12/01/30 100 143
2.550% due 03/21/31 160 162
4.500% due 08/10/33 1,086 1,293
5.250% due 03/16/37 80 103
2.650% due 11/20/40 90 85
3.400% due 03/22/41 140 146
2.850% due 09/03/41 40 39
4.125% due 08/15/46 60 69
5.500% due 03/16/47 10 14
4.000% due 03/22/50 40 45
2.875% due 11/20/50 230 214
3.550% due 03/22/51 480 506
3.000% due 11/20/60 390 360
3.700% due 03/22/61 1,330 1,405
Series WI
4.329% due 09/21/28 53 61
4.862% due 08/21/46 50 64
2.987% due 10/30/56 60 55
Visa, Inc.
2.050% due 04/15/30 60 61
2.700% due 04/15/40 70 72
Vontier Corp.
1.800% due 04/01/26 (Þ) 170 169
2.400% due 04/01/28 (Þ) 350 345
Voya Financial, Inc.
5.650% due 05/15/53 (USD 3 Month
LIBOR + 3.580%)(Ê) 789 832
Wachovia Corp.
5.500% due 08/01/35 802 1,035
Walmart, Inc.
2.650% due 12/15/24 898 953
1.800% due 09/22/31 150 149
2.650% due 09/22/51 120 119
Walt Disney Co. (The)
Series WI
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.700% due 09/15/24 827 895
6.650% due 11/15/37 40 60
5.400% due 10/01/43 130 179
Waste Management, Inc.
3.150% due 11/15/27 210 228
Wells Fargo & Co.
0.805% due 05/19/25 (SOFR +
0.510%)(Ê) 220 220
3.000% due 04/22/26 140 150
3.000% due 10/23/26 260 279
4.478% due 04/04/31 (SOFR +
4.032%)(Ê) 120 140
3.068% due 04/30/41 (SOFR +
2.530%)(Ê) 170 175
5.375% due 11/02/43 130 172
4.650% due 11/04/44 10 12
3.900% due 05/01/45 666 775
4.750% due 12/07/46 120 150
5.013% due 04/04/51 (SOFR +
4.502%)(Ê) 400 537
Western Gas Partners, LP
5.500% due 08/15/48 40 47
Western Midstream Operating, LP
2.229% due 01/13/23 (USD 3 Month
LIBOR + 2.100%)(Ê) 180 180
3.100% due 02/01/25 90 95
4.650% due 07/01/26 130 141
4.500% due 03/01/28 50 54
4.050% due 02/01/30 250 276
5.450% due 04/01/44 150 172
5.300% due 03/01/48 140 161
5.250% due 02/01/50 60 71
Western Union Co. (The)
6.200% due 11/17/36 832 1,061
Westinghouse Air Brake Technologies
Corp.
Series WI
3.450% due 11/15/26 963 1,031
Williams Cos., Inc. (The)
3.750% due 06/15/27 60 66
7.750% due 06/15/31 130 181
5.800% due 11/15/43 35 46
Wynn Resorts Finance LLC / Wynn
Resorts Capital Corp.
7.750% due 04/15/25 (Þ) 210 222
Zions Bancorp NA
3.250% due 10/29/29 994 1,033
211,259
International Debt - 17.4%
Abu Dhabi Government International
Bond
1.700% due 03/02/31 (Þ) 200 193
3.875% due 04/16/50 (Þ) 270 308
Abu Dhabi National Energy Co. PJSC
4.375% due 04/23/25 (Þ) 200 222
Adani Ports & Special Economic Zone,
Ltd.
3.375% due 07/24/24 (Þ) 515 536
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
4.500% due 09/15/23 150 160
3.150% due 02/15/24 310 323

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 41
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
African Export-Import Bank (The)
2.634% due 05/17/26 (Þ) 1,530 1,562
Series REGS
2.634% due 05/17/26 300 306
Air Liquide Finance SA
2.250% due 09/27/23 (Þ) 916 946
Alibaba Group Holding, Ltd.
2.125% due 02/09/31 200 192
3.150% due 02/09/51 290 272
Series WI
3.600% due 11/28/24 886 949
Alimentation Couche-Tard, Inc.
3.550% due 07/26/27 (Þ) 702 773
Anglo American Capital PLC
3.625% due 09/11/24 (Þ) 278 298
4.500% due 03/15/28 (Þ) 360 406
Anheuser-Busch Cos. LLC / Anheuser-
Busch InBev Worldwide, Inc.
4.900% due 02/01/46 70 86
Anheuser-Busch InBev Worldwide, Inc.
5.550% due 01/23/49 50 68
4.500% due 06/01/50 270 322
Arbor Realty CLO, Ltd.
Series 2021-FL2 Class A
1.200% due 05/15/36 (USD 1 Month
LIBOR + 1.100%)(Ê)(Þ) 1,029 1,029
Ares LXI CLO, Ltd.
Series 2021-61A Class A
1.000% due 10/20/34 (USD 3 Month
LIBOR + 1.150%)(Ê)(Þ) 4,022 4,021
Argentine Republic Government
International Bond
1.000% due 07/09/29 34 13
0.750% due 07/09/30 (~)(Ê) 388 142
1.500% due 07/09/35 (~)(Ê) 310 102
3.500% due 07/09/41 (~)(Ê) 160 59
AstraZeneca PLC
0.300% due 05/26/23 958 958
Avolon Holdings Funding, Ltd.
3.950% due 07/01/24 (Þ) 130 138
2.875% due 02/15/25 (Þ) 150 154
4.250% due 04/15/26 (Þ) 370 398
Banco de Credito del Peru
4.250% due 04/01/23 (Þ) 693 722
Banco Inbursa SA Institucion de Banca
Multiple
4.125% due 06/06/24 (Þ) 711 757
Banco Internacional del Peru SAA
Interbank
3.250% due 10/04/26 (Þ) 928 951
Banco Mercantil del Norte SA
8.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 7.760%)(Ê)(ƒ)(Þ) 240 283
Banco Santander SA
5.179% due 11/19/25 705 801
1.722% due 09/14/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.900%)(Ê) 600 597
Bancolombia SA
3.000% due 01/29/25 991 1,000
Bank of China, Ltd.
5.000% due 11/13/24 (Þ) 833 920
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Bank of Nova Scotia (The)
2.375% due 01/18/23 778 799
Barclays PLC
5.088% due 06/20/30 (USD 3 Month
LIBOR + 3.054%)(Ê) 290 335
4.950% due 01/10/47 660 855
6.125% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.867%)(Ê)(ƒ) 530 587
Barrick NA Finance LLC
5.700% due 05/30/41 130 176
BAT Capital Corp.
2.259% due 03/25/28 40 40
3.734% due 09/25/40 110 106
Series WI
3.557% due 08/15/27 385 415
Bayer US Finance II LLC
3.875% due 12/15/23 (Þ) 961 1,023
Bayer US Finance LLC
3.375% due 10/08/24 (Þ) 726 773
BDS, Ltd.
Series 2021-FL7 Class A
1.180% due 06/16/36 (USD 1 Month
LIBOR + 1.070%)(Ê)(Þ) 1,558 1,558
Series 2021-FL8 Class A
1.020% due 01/18/36 (USD 1 Month
LIBOR + 0.920%)(Ê)(Þ) 1,043 1,042
Bellemeade Re, Ltd.
Series 2017-1 Class M2
4.297% due 10/25/27 (USD 1 Month
LIBOR + 3.350%)(Ê)(Þ) 1,388 1,401
Series 2020-2A Class M1B
3.583% due 08/26/30 (USD 1 Month
LIBOR + 3.200%)(Ê)(Þ) 1,050 1,060
Series 2021-2A Class M1A
1.210% due 06/25/31 (SOFR 30 Day
Average + 1.200%)(Ê)(Þ) 2,607 2,613
Series 2021-2A Class M1B
1.510% due 06/25/31 (SOFR 30 Day
Average + 1.500%)(Ê)(Þ) 1,759 1,760
Series 2021-3A Class A2
1.050% due 09/25/31 (SOFR 30 Day
Average + 1.000%)(Ê)(Þ) 2,380 2,389
Bermuda Government International Bond
2.375% due 08/20/30 (Þ) 380 376
Bharti Airtel International Netherlands
BV
Series 144a
5.125% due 03/11/23 (Þ) 693 728
Bharti Airtel, Ltd.
4.375% due 06/10/25 (Þ) 877 943
BHP Billiton Finance USA, Ltd.
3.850% due 09/30/23 880 941
BNP Paribas SA
2.219% due 06/09/26 (SOFR +
2.074%)(Ê)(Þ) 680 698
4.625% due 03/13/27 (Þ) 722 811
1.675% due 06/30/27 (SOFR +
0.912%)(Ê)(Þ) 210 209
4.400% due 08/14/28 (Þ) 200 228
2.159% due 09/15/29 (SOFR +
1.218%)(Ê)(Þ) 270 267

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
42 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.824% due 01/26/41 (Þ) 400 380
BOC Aviation USA Corp.
1.625% due 04/29/24 (Þ) 200 202
British Telecommunications PLC
9.625% due 12/15/30 70 107
Brookfield Finance LLC
3.450% due 04/15/50 827 853
Brookfield Finance, Inc.
4.000% due 04/01/24 841 902
Canadian Imperial Bank of Commerce
0.950% due 06/23/23 920 928
Canadian Natural Resources, Ltd.
5.850% due 02/01/35 661 834
Canadian Pacific Railway Co.
6.125% due 09/15/15 656 991
Canyon Capital CLO, Ltd.
Series 2020-2A Class A
1.660% due 10/15/31 (USD 3 Month
LIBOR + 1.450%)(Ê)(Þ) 1,000 1,000
Cedar Funding, Ltd.
Series 2018-5A Class A1R
2.235% due 07/17/31 (USD 3 Month
LIBOR + 1.100%)(Ê)(Þ) 1,600 1,600
Celulosa Arauco y Constitucion SA
Series WI
3.875% due 11/02/27 705 756
Cencosud SA
4.375% due 07/17/27 (Þ) 930 1,010
CI Financial Corp.
3.200% due 12/17/30 520 540
4.100% due 06/15/51 140 150
CIFC Funding, Ltd.
Series 2018-3A Class AR
2.836% due 04/19/29 (USD 3 Month
LIBOR + 0.870%)(Ê)(Þ) 852 852
Series 2019-1A Class A1R
1.484% due 10/21/31 (USD 3 Month
LIBOR + 1.350%)(Ê)(Þ) 1,156 1,156
CNH Industrial NV
4.500% due 08/15/23 872 932
Comision Federal de Electricidad
3.348% due 02/09/31 (Þ) 200 196
Commonwealth Bank of Australia
2.688% due 03/11/31 (Þ) 200 199
3.743% due 09/12/39 (Þ) 200 216
4.316% due 01/10/48 (Þ) 886 1,047
Cooperatieve Rabobank UA
4.375% due 08/04/25 650 721
Credicorp , Ltd.
2.750% due 06/17/25 (Þ) 922 943
Credit Agricole SA
3.750% due 04/24/23 (Þ) 897 943
4.375% due 03/17/25 (Þ) 734 800
Credit Suisse Group AG
4.282% due 01/09/28 (Þ) 699 777
3.091% due 05/14/32 (SOFR +
1.730%)(Ê)(Þ) 480 491
6.250% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 3.455%)(Ê)
(ƒ)(Þ) 550 593
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.822%)(Ê)(ƒ)(Þ) 360 395
Series 144a
7.500% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.600%)(Ê)
(ƒ)(Þ) 750 803
DAE Funding LLC
1.550% due 08/01/24 (Þ) 220 218
Danone SA
2.589% due 11/02/23 (Þ) 718 746
Danske Bank A/S
3.875% due 09/12/23 (Þ) 200 212
5.375% due 01/12/24 (Þ) 1,512 1,660
0.976% due 09/10/25 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.550%)(Ê)(Þ) 200 200
1.549% due 09/10/27 (Þ) 200 198
Delhaize America, Inc.
9.000% due 04/15/31 154 234
Deutsche Bank AG
3.700% due 05/30/24 890 948
1.447% due 04/01/25 (SOFR +
1.131%)(Ê) 1,024 1,031
Deutsche Telekom International Finance
BV
8.750% due 06/15/30 50 75
Dryden 50 Senior Loan Fund
Series 2021-50A Class A1R
1.126% due 07/15/30 (USD 3 Month
LIBOR + 1.000%)(Ê)(Þ) 4,353 4,356
Dryden 85 CLO, Ltd.
Series 2021-85A Class AR
1.000% due 10/15/35 (USD 3 Month
LIBOR + 1.150%)(Ê)(Þ) 3,959 3,959
Eagle Re, Ltd.
Series 2018-1 Class M2
3.947% due 11/25/28 (USD 1 Month
LIBOR + 3.000%)(Ê)(Þ) 732 738
Series 2020-1 Class M1A
1.068% due 01/25/30 (USD 1 Month
LIBOR + 0.900%)(Ê)(Þ) 511 509
Series 2021-1 Class M1B
2.165% due 10/25/33 (SOFR 30 Day
Average + 2.150%)(Ê)(Þ) 1,268 1,281
Ecopetrol SA
5.375% due 06/26/26 60 65
5.875% due 05/28/45 80 81
Enbridge, Inc.
3.700% due 07/15/27 687 755
Enel Finance International NV
Series 658A
3.500% due 04/06/28 (Þ) 706 773
Eni SpA
Series X-R
4.000% due 09/12/23 (Þ) 892 949
Eni USA, Inc.
7.300% due 11/15/27 711 923
Fairfax Financial Holdings, Ltd.
Series WI
4.850% due 04/17/28 810 924
Falabella SA

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 43
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.750% due 04/30/23 (Þ) 892 930
First Quantum Minerals, Ltd.
7.500% due 04/01/25 (Þ) 200 205
6.875% due 10/15/27 (Þ) 480 508
Four Seasons Hotels, Ltd. 1st Lien Term
Loan
2.087% due 11/30/23 (USD 1 Month
LIBOR + 2.000%)(Ê) 147 146
Fresnillo PLC
4.250% due 10/02/50 (Þ) 260 269
GE Capital International Funding Co.,
ULC
Series WI
4.418% due 11/15/35 300 360
GFL Environmental, Inc. 2020 Term
Loan
3.500% due 05/31/25 (USD 3 Month
LIBOR + 3.000%)(Ê) 15 15
GlaxoSmithKline Capital, Inc.
2.800% due 03/18/23 449 465
Glencore Funding LLC
4.125% due 03/12/24 (Þ) 550 589
4.625% due 04/29/24 (Þ) 40 44
1.625% due 09/01/25 (Þ) 140 140
4.000% due 03/27/27 (Þ) 220 242
3.875% due 10/27/27 (Þ) 50 55
2.625% due 09/23/31 (Þ) 70 69
Goldentree Loan Management US CLO
2, Ltd.
Series 2017-2A Class A
2.285% due 11/28/30 (USD 3 Month
LIBOR + 1.150%)(Ê)(Þ) 1,300 1,300
Grifols Worldwide Operations USA, Inc.
Term Loan B
2.072% due 11/15/27 (USD 1 Week
LIBOR + 2.000%)(Ê) 295 290
HGI CRE CLO, Ltd.
Series 2021-FL1 Class A
1.160% due 06/16/36 (USD 1 Month
LIBOR + 1.050%)(Ê)(Þ) 2,190 2,189
Series 2021-FL2 Class A
1.200% due 09/19/26 (USD 1 Month
LIBOR + 1.000%)(Ê)(Þ) 2,486 2,486
Highlands Holdings Bond Issuer, Ltd.
7.625% due 10/15/25 (Þ) 290 308
HOM RE, Ltd.
Series 2021-1 Class M1A
1.173% due 07/25/33 (USD 1 Month
LIBOR + 1.050%)(Ê)(Þ) 844 842
HSBC Holdings PLC
3.900% due 05/25/26 220 242
2.099% due 06/04/26 (SOFR +
1.929%)(Ê) 200 204
4.041% due 03/13/28 (USD 3 Month
LIBOR + 1.546%)(Ê) 410 454
7.625% due 05/17/32 669 939
2.804% due 05/24/32 430 436
ICICI Bank, Ltd.
4.000% due 03/18/26 (Þ) 782 842
ICON Luxembourg SARL Term Loan
3.000% due 07/01/28 (USD 3 Month
LIBOR + 2.500%)(Ê) 431 433
ING Bank NV
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.800% due 09/25/23 (Þ) 935 1,026
Innogy Finance BV
6.650% due 04/30/38 (Þ) 621 905
Intesa Sanpaolo SpA
3.375% due 01/12/23 (Þ) 200 207
5.017% due 06/26/24 (Þ) 200 216
4.198% due 06/01/32 (Þ) 200 205
4.950% due 06/01/42 (Þ) 400 415
Inversiones CMPC SA
4.375% due 05/15/23 (Þ) 904 943
Israel Government International Bond
2.750% due 07/03/30 200 213
KazMunayGas National Co. JSC
5.375% due 04/24/30 (Þ) 200 236
Kerry Group Financial Services
Unlimited Co.
3.200% due 04/09/23 (Þ) 1,000 1,030
Klabin Austria GmbH
3.200% due 01/12/31 (Þ) 200 191
Kookmin Bank
4.350% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.639%)(Ê)(Þ)(ƒ) 913 963
LCM XXIII, Ltd.
Series 2020-23A Class A1R
2.205% due 10/20/29 (USD 3 Month
LIBOR + 1.070%)(Ê)(Þ) 1,020 1,020
LCM XXV, Ltd.
Series 2017-25A Class A
2.345% due 07/20/30 (USD 3 Month
LIBOR + 1.210%)(Ê)(Þ) 1,904 1,904
Lloyds Banking Group PLC
4.050% due 08/16/23 742 790
12.000% due 12/29/49 (USD 3 Month
LIBOR + 11.756%)(Ê)(ƒ)(Þ) 681 703
7.500% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.496%)(Ê)(ƒ) 200 232
Lukoil International Finance BV
4.563% due 04/24/23 (Þ) 682 716
Madison Park Funding XVIII, Ltd.
Series 2017-18A Class A1R
2.299% due 10/21/30 (USD 3 Month
LIBOR + 1.190%)(Ê)(Þ) 1,922 1,923
Madison Park Funding, Ltd.
Series 2021-48A Class A
1.284% due 04/19/33 (USD 3 Month
LIBOR + 1.150%)(Ê)(Þ) 1,158 1,161
Magnetite XVIII, Ltd.
Series 2018-18A Class AR
1.472% due 11/15/28 (USD 3 Month
LIBOR + 1.080%)(Ê)(Þ) 1,488 1,488
MEG Energy Corp.
6.500% due 01/15/25 (Þ) 72 74
7.125% due 02/01/27 (Þ) 140 147
5.875% due 02/01/29 (Þ) 80 82
Melco Resorts Finance, Ltd.
5.375% due 12/04/29 (Þ) 240 244
MercadoLibre , Inc.
3.125% due 01/14/31 410 396
Mexico Government International Bond
4.350% due 01/15/47 610 611
Mitsubishi UFJ Financial Group, Inc.

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
44 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.848% due 09/15/24 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.680%)(Ê) 959 963
National Bank of Canada
2.100% due 02/01/23 942 963
Natwest Group PLC
3.875% due 09/12/23 200 212
3.754% due 11/01/29 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.100%)(Ê) 200 213
Neuberger Berman CLO XV, Ltd.
Series 2021-15A Class A1R2
1.046% due 10/15/29 (USD 3 Month
LIBOR + 0.920%)(Ê)(Þ) 2,766 2,766
Neuberger Berman Loan Advisers CLO
24, Ltd.
Series 2020-24A Class AR
1.154% due 04/19/30 (USD 3 Month
LIBOR + 1.020%)(Ê)(Þ) 589 589
Nippon Life Insurance Co.
2.750% due 01/21/51 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.653%)(Ê)(Þ) 250 245
Nissan Motor Acceptance Corp.
3.043% due 09/15/23 (Þ) 440 458
3.522% due 09/17/25 (Þ) 280 298
4.345% due 09/17/27 (Þ) 300 330
Nordea Bank Abp
4.625% due 09/13/33 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 1.690%)(Ê)(Þ) 913 1,026
NTT Finance Corp.
2.065% due 04/03/31 (Þ) 200 201
Nutrien , Ltd.
5.875% due 12/01/36 627 846
NXP BV / NXP Funding LLC
3.400% due 05/01/30 (Þ) 80 87
NYACK Park CLO, Ltd.
Series 2021-1A Class A
1.000% due 10/20/34 (USD 3 Month
LIBOR + 1.120%)(Ê)(Þ) 5,290 5,290
Oaktown Re, Ltd.
Series 2021-1A Class M1C
3.010% due 10/25/33 (SOFR 30 Day
Average + 3.000%)(Ê)(Þ) 1,475 1,504
OCP CLO, Ltd.
Series 2017-10A Class A1R
1.035% due 10/26/27 (USD 3 Month
LIBOR + 0.820%)(Ê)(Þ) 669 669
OCP SA
3.750% due 06/23/31 (Þ) 200 199
5.125% due 06/23/51 (Þ) 200 198
Oman Government International Bond
Series REGS
6.250% due 01/25/31 765 818
Panama Government International Bond
2.252% due 09/29/32 260 245
Panasonic Corp.
2.679% due 07/19/24 (Þ) 912 955
Paraguay Government International
Bond
5.400% due 03/30/50 (Þ) 200 230
Peruvian Government International Bond
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.783% due 01/23/31 130 129
Petrobras Global Finance BV
6.900% due 03/19/49 410 457
5.500% due 06/10/51 100 93
Series WI
5.999% due 01/27/28 100 113
Petroleos del Peru SA
5.625% due 06/19/47 (Þ) 200 200
POSCO
4.000% due 08/01/23 (Þ) 850 898
Prosus NV
4.027% due 08/03/50 (Þ) 909 852
Provincia de Buenos Aires
5.250% due 09/01/37 (~)(Ê)(Þ) 152 69
Provincia de Cordoba
7.125% due 12/10/25 (~)(Ê)(Þ) 200 151
7.450% due 06/01/27 (~)(Ê)(Þ) 230 155
Qatar Government International Bond
4.400% due 04/16/50 (Þ) 360 439
Qatar Petroleum
2.250% due 07/12/31 (Þ) 670 664
Radnor RE, Ltd.
Series 2019-2 Class M1B
1.935% due 06/25/29 (USD 1 Month
LIBOR + 1.750%)(Ê)(Þ) 1,679 1,683
Republic of Chile Government
International Bond
2.550% due 07/27/33 200 195
3.100% due 05/07/41 200 193
Resimac , Ltd.
Series 2021-1A Class A1
0.785% due 07/10/52 (USD 1 Month
LIBOR + 0.700%)(Ê)(Þ) 994 994
Resorts World Las Vegas LLC / RWLV
Capital, Inc.
4.625% due 04/16/29 (Þ) 809 825
Reynolds American, Inc.
5.850% due 08/15/45 70 84
Riserva CLO, Ltd.
Series 2021-3A Class ARR
1.194% due 01/18/34 (USD 3 Month
LIBOR + 1.060%)(Ê)(Þ) 940 939
SABIC Capiral II BV
4.000% due 10/10/23 (Þ) 737 783
Sands China, Ltd.
2.300% due 03/08/27 (Þ) 200 193
2.850% due 03/08/29 (Þ) 200 192
Series WI
5.125% due 08/08/25 200 215
3.800% due 01/08/26 400 412
5.400% due 08/08/28 200 221
Santander UK Group Holdings PLC
5.000% due 11/07/23 (Þ) 238 257
Class N
4.750% due 09/15/25 (Þ) 701 781
Saudi Arabian Oil Co.
2.875% due 04/16/24 (Þ) 768 800
Shackleton CLO, Ltd.
Series 2018-4RA Class A1A
2.311% due 04/13/31 (USD 3 Month
LIBOR + 1.000%)(Ê)(Þ) 930 927
Shell International Finance BV
2.875% due 05/10/26 40 43

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 45
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.375% due 05/11/45 190 233
4.000% due 05/10/46 80 94
3.250% due 04/06/50 140 149
Siemens Financieringsmaatschappij NV
2.000% due 09/15/23 (Þ) 891 918
Sky, Ltd.
3.750% due 09/16/24 (Þ) 941 1,023
Sociedad Quimica y Minera de Chile SA
3.500% due 09/10/51 (Þ) 470 453
Societe Generale SA
5.000% due 01/17/24 (Þ) 700 756
Southern Copper Corp.
6.750% due 04/16/40 10 14
5.250% due 11/08/42 60 75
Standard Chartered PLC
5.700% due 03/26/44 (Þ) 754 975
Statoil ASA
2.450% due 01/17/23 915 940
Suncor Energy, Inc.
6.500% due 06/15/38 607 843
Sura Asset Management SA
4.875% due 04/17/24 (Þ) 877 945
Suzano Austria GmbH
3.125% due 01/15/32 230 222
7.000% due 03/16/47 (Þ) 200 262
Takeda Pharmaceutical Co., Ltd.
Series WI
4.400% due 11/26/23 875 943
Teck Resources, Ltd.
6.250% due 07/15/41 60 80
5.400% due 02/01/43 60 73
Series WI
3.900% due 07/15/30 200 217
Telefonica Emisiones SA
5.213% due 03/08/47 150 187
Tencent Holdings, Ltd.
3.280% due 04/11/24 (Þ) 891 940
Tesco PLC
6.150% due 11/15/37 (Þ) 623 812
Teva Pharmaceutical Finance Co. BV
2.950% due 12/18/22 40 40
Teva Pharmaceutical Finance
Netherlands III BV
2.800% due 07/21/23 330 328
3.150% due 10/01/26 300 287
Textainer Marine Containers, Ltd.
Series 2021-3A Class A
1.940% due 08/20/46 (Þ) 2,819 2,792
Toronto-Dominion Bank (The)
0.300% due 06/02/23 956 955
Total Capital International SA
2.700% due 01/25/23 713 735
TotalEnergies Capital Canada, Ltd.
2.750% due 07/15/23 770 803
TransAlta Corp.
6.500% due 03/15/40 60 71
TransCanada PipeLines , Ltd.
5.600% due 03/31/34 644 811
UBS Group AG
4.125% due 04/15/26 (Þ) 694 773
4.500% due 06/26/48 (Þ) 200 262
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.000% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.344%)(Ê)
(ƒ)(Þ) 460 502
UniCredit SpA
7.296% due 04/02/34 (USD ICE Swap
Rate NY 5 Year Rate + 4.914%)(Ê)(Þ) 210 255
Unilever Capital Corp.
0.375% due 09/14/23 888 889
Vale Overseas, Ltd.
8.250% due 01/17/34 636 915
Venture XXVIII CLO, Ltd.
Series 2021-28A Class A2R
1.000% due 07/20/30 (USD 3 Month
LIBOR + 0.990%)(Ê)(Þ) 1,815 1,815
Videotron, Ltd.
3.625% due 06/15/29 (Þ) 60 61
Vodafone Group PLC
6.150% due 02/27/37 50 68
5.250% due 05/30/48 40 52
Volkswagen Group of America Finance
LLC
3.125% due 05/12/23 (Þ) 911 946
WEA Finance LLC / Westfield UK &
Europe Finance PLC
3.750% due 09/17/24 (Þ) 200 213
4.750% due 09/17/44 (Þ) 200 218
Westpac Banking Corp.
2.668% due 11/15/35 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.750%)(Ê) 150 147
Woori Bank
4.750% due 04/30/24 (Þ) 734 799
Wynn Macau, Ltd.
5.625% due 08/26/28 (Þ) 510 485
Yamana Gold, Inc.
2.630% due 08/15/31 (Þ) 50 49
Series WI
4.625% due 12/15/27 280 310
178,292
Loan Agreements - 0.4%
Aecom Technology Corp. 2021 Term
Loan B
1.834% due 04/09/28 (USD 1 Month
LIBOR + 1.750%)(Ê) 170 169
Alterra Mountain Co. 2021  Term Loan
B2
4.000% due 07/30/28 (USD 1 Month
LIBOR + 3.500%)(Ê) 137 136
Asurion LLC 1st Lien Term Loan B7
3.084% due 11/03/24 (USD 1 Month
LIBOR + 3.000%)(Ê) 185 183
Asurion LLC 2020 Term Loan B8
3.334% due 12/23/26 (USD 1 Month
LIBOR + 3.250%)(Ê) 203 200
Asurion LLC 2021 Term Loan B9
3.334% due 07/31/27 (USD 1 Month
LIBOR + 3.250%)(Ê) 80 78
Bausch Health Americas, Inc. Term
Loan B
2.834% due 11/27/25 (USD 1 Month
LIBOR + 2.750%)(Ê) 18 18

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
46 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Caesars Resort Collection LLC 1st Lien
Term Loan B
2.834% due 12/22/24 (USD 1 Month
LIBOR + 2.750%)(Ê) 136 135
Caesars Resort Collection LLC 2020
Term Loan
3.583% due 06/19/25 (USD 3 Month
LIBOR + 3.500%)(Ê) 158 158
Carnival Corp. Term Loan B
8.500% due 06/30/25 (USD 1 Month
LIBOR + 3.000%)(Ê) 130 129
CSC Holdings LLC 2018 Incremental
Term Loan
2.334% due 01/15/26 (USD 1 Month
LIBOR + 2.250%)(Ê) 30 29
Eyecare Partners LLC Term Loan
3.882% due 02/20/27 (USD 3 Month
LIBOR + 3.750%)(Ê) 99 98
First Eagle Holdings, Inc. Term Loan B
2.632% due 02/02/27 (USD 3 Month
LIBOR + 2.500%)(Ê) 38 37
Focus Financial Partners LLC Term Loan
2.084% due 07/03/24 (USD 1 Month
LIBOR + 2.000%)(Ê) 147 146
Garda World Security Corp. 2021 Term
Loan B
4.340% due 10/30/26 (USD 1 Month
LIBOR + 4.250%)(Ê) 69 69
Genesee & Wyoming, Inc. New Term
Loan
2.132% due 12/30/26 (USD 3 Month
LIBOR + 2.000%)(Ê) 148 147
Harbor Freight Tools USA, Inc. 2021
Term Loan B
3.250% due 10/19/27 (USD 1 Month
LIBOR + 2.750%)(Ê) 139 139
ICON Luxembourg SARL US Term Loan
3.000% due 07/01/28 (USD 3 Month
LIBOR + 2.500%)(Ê) 107 108
McAfee LLC Term Loan B
5.750% due 07/27/28 (USD 3 Month
LIBOR + 5.000%)(Ê) 190 190
Nexstar Broadcasting, Inc. Term Loan B4
2.586% due 09/19/26 (USD 1 Month
LIBOR + 2.500%)(Ê) 356 356
Petco Animal Supplies, Inc 2021 Term
Loan B
4.000% due 02/24/28 (USD 3 Month
LIBOR + 3.250%)(Ê) 129 129
Phoenix Guarantor, Inc. Term Loan B
3.336% due 03/05/26 (USD 1 Month
LIBOR + 3.250%)(Ê) 121 120
Prime Security Services Borrower LLC
2021 Term Loan
3.500% due 09/23/26 (USD 12 Month
LIBOR + 2.750%)(Ê) 227 227
Quikrete Holdings, Inc. 2021 Term Loan
B1
0.000% due 06/11/28 (~)(Ê)(v) 60 60
UFC Holdings LLC 2021 Term Loan B
3.500% due 04/29/26 (USD 6 Month
LIBOR + 2.750%)(Ê) 209 208
United Airlines, Inc. 2021 Term Loan B
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.500% due 04/21/28 (USD 3 Month
LIBOR + 3.750%)(Ê) 139 140
Verscend Holding Corp. 2021 Term
Loan B
4.084% due 08/27/25 (USD 1 Month
LIBOR + 4.000%)(Ê) 160 160
Virgin Media Secured Finance PLC Term
Loan
2.584% due 01/31/28 (USD 1 Month
LIBOR + 2.500%)(Ê) 297 296
Zebra Buyer LLC Term Loan B
0.000% due 04/21/28 (~)(Ê)(v) 290 291
4,156
Mortgage-Backed Securities - 16.3%
Alternative Loan Trust
Series 2007-16CB Class 1A5
0.568% due 08/25/37 (USD 1 Month
LIBOR + 0.400%)(Ê) 296 210
Banc of America Funding Trust
Series 2006-6 Class 2A1
6.000% due 08/25/36 468 468
Bear Stearns Commercial Mortgage
Securities Trust
Series 2007-T26 Class AM
5.513% due 01/12/45 (~)(Ê) 69 69
Bellemeade Re, Ltd.
2.859% due 10/25/28 (~)(Ê)(Þ) 1,780 1,789
Series 2019-1A Class M2
2.809% due 03/25/29 (USD 1 Month
LIBOR + 2.700%)(Ê)(Þ) 2,309 2,321
Series 2020-4A Class M2B
3.750% due 06/25/30 (USD 1 Month
LIBOR + 3.600%)(Ê)(Þ) 881 890
BX Trust
Series 2018-IND Class E
1.885% due 11/15/35 (USD 1 Month
LIBOR + 1.700%)(Ê)(Þ) 2,465 2,465
CAMB Commercial Mortgage Trust
Series 2019-LIFE Class F
2.735% due 12/15/37 (USD 1 Month
LIBOR + 2.550%)(Ê)(Þ) 987 988
Citigroup Commercial Mortgage Trust
Series 2013-375P Class D
3.635% due 05/10/35 (~)(Ê)(Þ) 1,418 1,441
CORE Mortgage Trust
Series 2019-CORE Class D
1.835% due 12/15/31 (USD 1 Month
LIBOR + 1.650%)(Ê)(Þ) 1,216 1,211
Credit Suisse Mortgage Trust
Series 2019-ICE4 Class E
2.335% due 05/15/36 (USD 1 Month
LIBOR + 2.150%)(Ê)(Þ) 1,282 1,284
DBGS Mortgage Trust
Series 2019-1735 Class D
4.334% due 04/10/37 (~)(Ê)(Þ) 985 1,024
Deutsche Mortgage Securities, Inc. Re-
REMIC Trust
Series 2007-WM1 Class A1
3.658% due 06/27/37 (~)(Ê)(Þ) 300 304
Fannie Mae
2.560% due 2028 370 395
2.600% due 2031 375 406
6.000% due 2032 12 14

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 47
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.000% due 2033 4 4
5.500% due 2034 10 12
4.500% due 2035 247 282
5.500% due 2037 70 81
5.500% due 2038 293 341
6.000% due 2039 26 30
4.000% due 2040 186 209
5.500% due 2040 343 390
6.000% due 2040 80 94
4.000% due 2041 295 328
6.000% due 2041 126 148
3.500% due 2043 641 693
4.000% due 2044 627 706
3.500% due 2045 774 838
3.000% due 2046 100 107
3.500% due 2046 148 160
4.000% due 2046 742 810
4.500% due 2046 279 313
3.000% due 2047 2,144 2,277
3.500% due 2047 328 356
4.000% due 2047 66 72
4.500% due 2048 961 1,059
5.000% due 2048 236 259
3.000% due 2049 4,471 4,793
4.000% due 2049 882 965
5.000% due 2049 540 593
2.500% due 2050 7,773 8,123
3.000% due 2050 8,690 9,277
2.000% due 2051 11,674 11,761
2.500% due 2051 2,996 3,106
Fannie Mae Connecticut Avenue
Securities Trust
Series 2018-C03 Class 1M2
2.318% due 10/25/30 (USD 1 Month
LIBOR + 2.150%)(Ê) 504 511
Fannie Mae REMICS
Series 1999-56 Class Z
7.000% due 12/18/29 5 6
Series 2004-W5 Class A1
6.000% due 02/25/47 127 149
Series 2005-24 Class ZE
5.000% due 04/25/35 120 135
Series 2020-75 Class LI
Interest Only STRIP
2.500% due 11/25/50 1,489 210
Series 2020-97 Class EI
Interest Only STRIP
2.000% due 01/25/51 2,272 256
Series 2021-1 Class IM
Interest Only STRIP
2.000% due 02/25/51 1,860 197
Series 2021-3 Class KI
Interest Only STRIP
2.500% due 02/25/51 1,489 171
Series 2021-3 Class NI
Interest Only STRIP
2.500% due 02/25/51 1,634 222
Series 2021-8 Class EI
Interest Only STRIP
3.500% due 03/25/51 648 98
Series 2021-8 Class GI
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Interest Only STRIP
3.000% due 03/25/51 736 126
Freddie Mac
5.500% due 2038 224 262
6.000% due 2038 53 62
5.000% due 2040 116 133
4.000% due 2041 801 903
4.500% due 2041 112 126
5.500% due 2041 134 156
3.500% due 2043 402 446
4.000% due 2044 287 318
3.500% due 2045 586 639
4.000% due 2045 234 258
3.000% due 2046 1,922 2,064
4.000% due 2046 150 163
3.000% due 2047 677 727
3.000% due 2048 107 115
4.000% due 2048 832 912
4.500% due 2048 206 223
3.000% due 2049 237 253
2.500% due 2050 2,028 2,112
3.000% due 2050 3,678 3,896
2.000% due 2051 5,822 5,843
2.500% due 2051 10,699 11,112
Freddie Mac Multifamily Structured
Pass-Through Certificates
Series 2021-F109 Class AS
0.290% due 03/25/31 (SOFR 30 Day
Average + 0.240%)(Ê) 6,132 6,150
Series 2021-F113 Class AS
0.257% due 05/25/28 (SOFR 30 Day
Average + 0.230%)(Ê) 6,132 6,148
Series 2021-F119 Class AS
0.260% due 07/25/31 (SOFR 30 Day
Average + 0.210%)(Ê) 6,132 6,141
Freddie Mac REMICS
Series 2003-2624 Class QH
5.000% due 06/15/33 42 48
Series 2006-R007 Class ZA
6.000% due 05/15/36 144 167
Series 2010-3632 Class PK
5.000% due 02/15/40 80 89
Series 2010-3653 Class B
4.500% due 04/15/30 124 135
Series 2012-4010 Class KM
3.000% due 01/15/42 59 63
Series 2017-4734 Class IO
Interest Only STRIP
4.000% due 12/15/47 891 144
Series 2020-5008 Class IE
Interest Only STRIP
2.000% due 09/25/50 974 92
Series 2020-5038 Class NI
Interest Only STRIP
2.000% due 11/25/50 1,401 170
Series 2020-5050 Class IP
Interest Only STRIP
3.000% due 10/25/50 2,612 381
Series 2020-5052 Class IO
Interest Only STRIP
3.500% due 12/25/50 1,015 146
Series 2020-5052 Class KI

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
48 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Interest Only STRIP
4.000% due 12/25/50 1,248 186
Series 2021-5072 Class IQ
Interest Only STRIP
3.500% due 10/25/50 1,401 232
Series 2021-5072 Class QI
Interest Only STRIP
3.500% due 10/25/50 1,121 204
Ginnie Mae REMICS
Series 2020-134 Class IL
Interest Only STRIP
2.500% due 09/20/50 507 50
Series 2020-146 Class EI
Interest Only STRIP
2.500% due 10/20/50 1,534 176
Series 2020-160 Class GI
Interest Only STRIP
2.000% due 10/20/50 2,440 257
Series 2020-167 Class BI
Interest Only STRIP
2.500% due 11/20/50 1,568 192
Series 2020-167 Class IA
Interest Only STRIP
2.500% due 11/20/50 2,923 324
Series 2020-167 Class IW
Interest Only STRIP
2.000% due 11/20/50 1,777 190
Series 2020-173 Class MI
Interest Only STRIP
2.500% due 11/20/50 5,321 674
Series 2021-1 Class AI
Interest Only STRIP
2.000% due 01/20/51 964 118
Series 2021-1 Class PI
Interest Only STRIP
2.500% due 12/20/50 523 46
Series 2021-9 Class MI
Interest Only STRIP
2.500% due 01/20/51 1,527 187
Series 2021-23 Class IA
Interest Only STRIP
2.500% due 02/20/51 1,132 133
Series 2021-23 Class KI
Interest Only STRIP
3.000% due 02/20/51 942 110
Hilton USA Trust
Series 2016-HHV Class D
4.333% due 11/05/38 (~)(Ê)(Þ) 1,240 1,324
Series 2016-HHV Class E
4.333% due 11/05/38 (~)(Ê)(Þ) 600 624
Series 2016-SFP Class A
2.828% due 11/05/35 (Þ) 226 226
HMH Trust
Series 2017-NSS Class E
6.292% due 07/05/31 (Þ) 1,170 1,105
Hospitality Mortgage Trust
Series 2019-HIT Class D
2.185% due 11/15/36 (USD 1 Month
LIBOR + 2.000%)(Ê)(Þ) 1,216 1,213
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2004-LN2 Class B
5.686% due 07/15/41 (~)(Ê) 14 14
JPMorgan Mortgage Trust
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2018-3 Class A3
3.500% due 09/25/48 (~)(Ê)(Þ) 232 233
Series 2018-LTV1 Class A4
4.000% due 04/25/49 (~)(Ê)(Þ) 49 49
Series 2020-3 Class A15
3.500% due 08/25/50 (~)(Ê)(Þ) 249 252
Series 2021-6 Class A6
2.500% due 10/25/51 (~)(Ê)(Þ) 4,597 4,701
Series 2021-7 Class A6
2.500% due 11/25/51 (~)(Ê)(Þ) 4,608 4,712
Series 2021-8 Class A6
2.500% due 12/25/51 (~)(Ê)(Þ) 4,170 4,229
Series 2021-INV2 Class A2
2.500% due 12/25/51 (~)(Ê)(Þ) 4,903 4,971
Mello Mortgage Capital Acceptance
Series 2021-INV1 Class A4
2.500% due 06/25/51 (~)(Ê)(Þ) 1,457 1,490
MHC Commercial Mortgage Trust
Series 2021-MHC Class A
0.951% due 04/15/26 (USD 1 Month
LIBOR + 0.801%)(Ê)(Þ) 2,275 2,277
Morgan Stanley Capital I Trust
Series 2019-NUGS Class E
3.744% due 12/15/36 (USD 1 Month
LIBOR + 2.244%)(Ê)(Þ) 1,970 1,969
Morgan Stanley Mortgage Capital
Holdings LLC Trust
Series 2017-237P Class D
3.865% due 09/13/39 (~)(Ê)(Þ) 1,500 1,537
Series 2017-237P Class XA
Interest Only STRIP
0.468% due 09/13/39 (~)(Ê)(Þ) 8,761 173
Series 2017-237P Class XB
Interest Only STRIP
0.175% due 09/13/39 (~)(Ê)(Þ) 5,418 28
Oaktown Re III, Ltd.
Series 2019-1A Class M1B
2.080% due 07/25/29 (USD 1 Month
LIBOR + 1.950%)(Ê)(Þ) 1,355 1,355
Oaktown Re VI, Ltd.
Series 2021-1A Class M1B
2.060% due 10/25/33 (SOFR 30 Day
Average + 2.050%)(Ê)(Þ) 1,465 1,483
Oaktown Re, Ltd.
Series 2020-2A Class M1A
2.543% due 10/25/30 (USD 1 Month
LIBOR + 2.400%)(Ê)(Þ) 247 247
Preston Ridge Partners Mortgage LLC
Series 2020-3 Class A1
2.857% due 09/25/25 (~)(Ê)(Þ) 465 466
Series 2020-6 Class A1
2.363% due 11/25/25 (~)(Ê)(Þ) 563 566
Series 2021-3 Class A1
1.867% due 04/25/26 (~)(Ê)(Þ) 1,141 1,146
Radnor RE, Ltd.
Series 2020-1 Class M1A
1.118% due 02/25/30 (USD 1 Month
LIBOR + 0.950%)(Ê)(Þ) 567 566
RCKT Mortgage Trust
Series 2021-2 Class A5
2.500% due 06/25/51 (~)(Ê)(Þ) 2,798 2,857
Sequoia Mortgage Trust
Series 2015-1 Class A1

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 49
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.500% due 01/25/45 (~)(Ê)(Þ) 105 106
Series 2021-4 Class A10
2.500% due 06/25/51 (~)(Ê)(Þ) 2,547 2,613
UWM Mortgage Trust
Series 2021-1 Class A4
2.500% due 06/25/51 (~)(Ê)(Þ) 2,698 2,745
Washington Mutual Mortgage Pass-
Through Certificates Trust
Series 2005-10 Class 3CB1
6.000% due 11/25/35 453 425
Wells Fargo Mortgage Backed Securities
Trust
Series 2020-3 Class A1
3.000% due 06/25/50 (~)(Ê)(Þ) 1,408 1,438
WinWater Mortgage Loan Trust
Series 2014-1 Class A1
3.847% due 06/20/44 (~)(Ê)(Þ) 183 185
166,548
Municipal Bonds - 0.1%
American Municipal Power, Inc.
Revenue Bonds
8.084% due 02/15/50 70 130
Port Authority of New York & New
Jersey Revenue Bonds
4.926% due 10/01/51 110 154
Regents of the University of California
Medical Center Pooled Revenue
Bonds
3.006% due 05/15/50 230 235
State of California General Obligation
Unlimited
7.300% due 10/01/39 10 16
535
Non-US Bonds - 8.0%
Alba PLC
Series 2007-1 Class A3
0.342% due 03/17/39 (GBP 3 Month
LIBOR + 0.170%)(Ê) GBP 1,343 1,758
Andorra Government International Bond
1.250% due 05/06/31 EUR 3,500 4,132
Aqueduct European CLO DAC
Series 2021-3A Class AR
0.930% due 08/15/34 (3 Month
EURIBOR + 0.930%)(Ê)(Þ) EUR 1,296 1,491
Australia Government International
Bond
Series 162
1.750% due 06/21/51 AUD 781 489
Avoca CLO XXIII DAC
0.840% due 04/15/34 (~)(Ê)(Þ) EUR 1,588 1,833
Avoca CLO XXIV DAC
0.900% due 07/15/34 EUR 1,000 1,159
Banque Centrale de Tunisie Government
International Bond
Series REGS
6.750% due 10/31/23 EUR 2,024 2,040
6.375% due 07/15/26 EUR 1,163 1,124
Banque Ouest Africaine de
Developpement
Series REGS
2.750% due 01/22/33 EUR 798 987
Carin CLO VIII BV
0.860% due 10/30/30 EUR 2,246 2,602
China Government International Bond
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.250% due 11/25/30 EUR 100 114
0.625% due 11/25/35 EUR 174 197
Contego CLO DAC
0.950% due 01/24/34 EUR 1,700 1,967
Crosthwaite Park CLO DAC
0.850% due 03/18/34 EUR 1,266 1,441
Eurosail PLC
Series 2006-4X Class A3C
0.946% due 12/10/44 (GBP 3 Month
LIBOR + 0.160%)(Ê) GBP 226 304
Eurosail PRIME-UK PLC
Series 2007-PR1X Class A1
0.598% due 09/13/45 (GBP 3 Month
LIBOR + 0.400%)(Ê) GBP 593 784
Eurosail -UK PLC
0.767% due 09/13/45 GBP 758 1,010
Harvest CLO XXVI DAC
Series 2021-26A Class A
0.940% due 01/15/34 (3 Month
EURIBOR + 0.940%)(Ê)(Þ) EUR 1,402 1,622
Indonesia Government International
Bond
Series FR87
6.500% due 02/15/31 IDR 7,466,000 527
Italy Buoni Poliennali Del Tesoro
2.150% due 03/01/72 (Þ) EUR 852 968
Japan 2 Year Government International
Bond
Series 423
0.005% due 04/01/23 JPY 1,300,000 11,702
Japan 20 Year Government International
Bond
Series 68
2.200% due 03/20/24 JPY 410,550 3,898
Last Mile Logistics Group, Inc.
0.750% due 08/17/26 EUR 1,440 1,674
Last Mile Securities
0.900% due 08/17/31 EUR 1,044 1,209
Madison Park Euro Funding IX DAC
Series 2021-9A Class AR
0.880% due 07/15/35 (3 Month
EURIBOR + 0.880%)(Ê)(Þ) EUR 1,123 1,292
Mexican Bonos de Desarrollo
Series M 30
8.500% due 11/18/38 MXN 13,850 713
Mexico Government International Bond
2.125% due 10/25/51 EUR 1,539 1,475
4.000% due 03/15/15 EUR 1,011 1,272
Newgate Funding PLC
Series 2006-1 Class A4
1.086% due 12/01/50 (GBP 3 Month
LIBOR + 0.190%)(Ê) GBP 633 842
Series 2006-3X Class A3B
3.732% due 12/01/50 (3 Month
EURIBOR + 0.170%)(Ê) EUR 2,603 2,961
Series 2007-1X Class A3
0.240% due 12/01/50 (GBP 3 Month
LIBOR + 0.160%)(Ê) GBP 388 506
Paragon Mortgages (No. 12) PLC
0.293% due 11/15/38 (~)(Ê) GBP 2,692 3,574
Petroleos Mexicanos
Series 14-2
7.470% due 11/12/26 MXN 51,280 2,226

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
50 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
7.190% due 09/12/24 MXN 66,598 3,068
Republic of South Africa Government
International Bond
Series 2037
8.500% due 01/31/37 ZAR 43,089 2,397
RMAC Securities No. 1 PLC
0.217% due 06/12/44 GBP 471 616
Series 2006-NS1X Class A2A
1.050% due 06/12/44 (GBP 3 Month
LIBOR + 0.150%)(Ê) GBP 389 511
Series 2006-NS4X Class A3A
0.368% due 06/12/44 (GBP 3 Month
LIBOR + 0.170%)(Ê) GBP 878 1,145
Rockfield Park CLO DAC
Series 2021-1A Class A1
0.900% due 07/16/34 (3 Month
EURIBOR + 0.900%)(Ê)(Þ) EUR 1,391 1,598
Romania Government International Bond
Series REGS
2.124% due 07/16/31 EUR 223 258
2.000% due 04/14/33 EUR 202 223
2.625% due 12/02/40 EUR 1,465 1,580
2.750% due 04/14/41 EUR 847 911
2.875% due 04/13/42 EUR 1,166 1,261
Taurus CMBS
1.000% due 08/17/31 GBP 2,142 2,900
1.550% due 08/17/31 GBP 500 678
Taurus UK Designated Activity Co.
Series 2021-UK1A Class A
0.900% due 05/17/31 (3 Month
SONIA Deposit Rate + 0.850%)(Ê)(Þ) GBP 500 675
Series 2021-UK1A Class B
1.350% due 05/17/31 (3 Month
SONIA Deposit Rate + 1.300%)(Ê)(Þ) GBP 500 677
Towd Point Mortgage Funding
Series 2019-A13X Class B
1.251% due 07/20/45 (3 Month
SONIA Deposit Rate + 1.200%)(Ê) GBP 1,612 2,173
Warwick Finance Residential Mortgages
Number Three PLC
0.854% due 12/21/49 (~)(Ê)(Þ) GBP 967 1,306
81,870
United States Government Treasuries - 16.7%
United States Treasury Notes
1.750% due 05/15/23 6,760 6,928
0.125% due 05/31/23 1,060 1,058
1.375% due 06/30/23 5,420 5,528
0.125% due 07/15/23 3,460 3,453
1.250% due 07/31/23 2,700 2,749
1.625% due 10/31/23 4,360 4,479
2.125% due 11/30/23 3,870 4,020
0.125% due 01/15/24 18,549 18,449
0.250% due 05/15/24 3,750 3,732
1.250% due 08/31/24 3,615 3,693
0.375% due 09/15/24 250 249
2.000% due 02/15/25 3,895 4,074
2.125% due 05/15/25 3,485 3,663
2.000% due 08/15/25 4,068 4,260
3.000% due 10/31/25 2,925 3,183
2.250% due 11/15/25 3,660 3,871
1.625% due 02/15/26 3,338 3,444
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.250% due 03/31/26 2,855 3,025
1.625% due 05/15/26 3,050 3,146
0.750% due 05/31/26 170 169
1.500% due 08/15/26 6,980 7,156
0.750% due 08/31/26 330 326
2.375% due 05/15/27 3,125 3,342
0.500% due 05/31/27 6,160 5,951
0.750% due 01/31/28 3,272 3,177
2.750% due 02/15/28 4,612 5,046
1.250% due 04/30/28 100 100
2.875% due 05/15/28 600 662
1.250% due 06/30/28 10 10
2.875% due 08/15/28 3,410 3,767
1.125% due 08/31/28 20 20
1.250% due 09/30/28 500 498
3.125% due 11/15/28 3,397 3,817
2.375% due 05/15/29 2,630 2,823
1.750% due 11/15/29 3,477 3,573
0.625% due 08/15/30 6,577 6,118
0.875% due 11/15/30 4,735 4,493
1.250% due 08/15/31 780 761
1.125% due 05/15/40 3,030 2,619
1.125% due 08/15/40 2,260 1,945
1.375% due 11/15/40 2,804 2,519
1.750% due 08/15/41 60 57
2.750% due 11/15/42 1,365 1,535
2.875% due 05/15/43 1,490 1,710
3.625% due 02/15/44 1,949 2,509
3.125% due 08/15/44 1,425 1,705
2.875% due 08/15/45 1,365 1,574
3.000% due 05/15/47 1,250 1,483
2.750% due 11/15/47 2,010 2,284
3.000% due 02/15/48 1,530 1,819
3.125% due 05/15/48 1,550 1,886
3.375% due 11/15/48 1,595 2,032
2.875% due 05/15/49 1,710 2,000
2.375% due 11/15/49 2,552 2,716
1.250% due 05/15/50 5,010 4,099
1.625% due 11/15/50 40 36
1.875% due 02/15/51 730 696
2.375% due 05/15/51 810 864
170,901
Total Long-Term Investments
(cost
$837,190
) 842,775
Common Stocks - 0.0%
Technology - 0.0%
Sungard Availability Services Capital,
LP(Æ)(Š)
1,760
1
Total Common Stocks
(cost $44) 1
Short-Term Investments - 16.5%
Air Lease Corp.
Series 3Y
3.500% due 01/15/22 40 40
Apache Corp.
3.250% due 04/15/22 16 16

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 51
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Apollo Commercial Real Estate Finance,
Inc.
4.750% due 08/23/22 740 743
BHP Billiton Finance USA, Ltd.
2.875% due 02/24/22 5 5
Continental Airlines Pass-Through Trust
Series 071A Class A
5.983% due 04/19/22 39 40
Ford Motor Credit Co. LLC
Series FXD
3.813% due 10/12/21 200 200
International Lease Finance Corp.
5.875% due 08/15/22 410 429
Intesa Sanpaolo SpA
3.125% due 07/14/22 (Þ) 600 613
NBK SPC, Ltd.
2.750% due 05/30/22 (Þ) 714 722
Pacific Gas and Electric Co.
1.750% due 06/16/22 380 379
Park Aerospace Holdings, Ltd.
5.250% due 08/15/22 (Þ) 4 4
Range Resources Corp.
5.875% due 07/01/22 12 12
U.S. Cash Management Fund(@) 110,659,229(∞) 110,638
UBS Group AG
1.750% due 04/21/22 (Þ) 220 222
UniCredit SpA
6.572% due 01/14/22 (Þ) 720 732
United States Treasury Notes
2.375% due 03/15/22 34,397 34,762
0.125% due 05/31/22 3,010 3,011
1.875% due 05/31/22 2,485 2,515
1.625% due 08/15/22 8,625 8,741
0.125% due 08/31/22 4,750 4,751
ZF NA Capital, Inc.
4.500% due 04/29/22 (Þ) 200 203
Total Short-Term Investments
(cost $168,727) 168,778
Total Investments - 98.8%
(identified cost $1,005,961) 1,011,554
Other Assets and Liabilities,
Net - 1.2%
12,744
Net Assets - 100.0%
1,024,298

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
52 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
24.4%
Abu Dhabi Government International Bond 04/08/20 270,000 96.24 260
308
Abu Dhabi Government International Bond 04/12/21 200,000 95.98 192
193
Abu Dhabi National Energy Co. PJSC 04/15/21 200,000 111.03 222
222
Adani Ports & Special Economic Zone, Ltd. 09/10/21 515,000 104.61 539
536
African Export-Import Bank (The) 05/10/21 1,530,000 100.00 1,530
1,562
Air Liquide Finance SA 07/13/21 916,000 103.33 947
946
Alimentation Couche-Tard, Inc. 09/19/17 702,000 102.37 719
773
Ambac Assurance Corp. 02/09/17 881 168.77 1
1
American Airlines Group, Inc. 04/12/21 160,000 104.27 167
168
American Airlines Group, Inc. 04/12/21 140,000 106.92 150
151
Americo Life, Inc. 04/12/21 70,000 99.73 70
71
AmFam Holdings, Inc. 04/09/21 100,000 103.48 103
109
AmFam Holdings, Inc. 04/12/21 120,000 100.15 120
123
Amur Equipment Finance Receivables IX LLC 04/14/21 735,000 99.99 735
736
Anglo American Capital PLC 04/12/21 360,000 112.69 406
406
Anglo American Capital PLC 08/04/21 278,000 107.77 300
298
Aqueduct European CLO DAC 06/15/21 EUR 1,296,000 121.27 1,572
1,491
Arbor Realty CLO, Ltd. 05/26/21 1,029,000 100.00 1,029
1,029
Arbor Realty Commercial Real Estate., Ltd 09/20/21 5,030,000 100.00 5,031
5,030
Ares LXI CLO, Ltd. 08/20/21 4,022,000 100.00 4,021
4,021
Aviation Capital Group LLC 04/13/21 170,000 111.13 189
191
Avoca CLO XXIII DAC 04/23/21 EUR 1,588,000 121.00 1,921
1,833
Avolon Holdings Funding, Ltd. 04/12/21 150,000 100.83 151
154
Avolon Holdings Funding, Ltd. 04/12/21 130,000 104.39 136
138
Avolon Holdings Funding, Ltd. 04/12/21 370,000 105.26 389
398
Banco de Credito del Peru 12/04/19 693,000 102.47 710
722
Banco Inbursa SA Institucion de Banca Multiple 01/06/20 711,000 102.57 729
757
Banco Internacional del Peru SAA Interbank 09/09/21 928,000 102.02 947
951
Banco Mercantil del Norte SA 04/09/21 240,000 117.44 282
283
Bank of China, Ltd. 04/12/21 833,000 110.27 919
920
Bayer US Finance II LLC 06/18/21 961,000 106.38 1,022
1,023
Bayer US Finance LLC 08/02/18 726,000 100.39 729
773
BDS, Ltd. 05/14/21 1,558,000 100.00 1,558
1,558
BDS, Ltd. 07/22/21 1,043,000 100.00 1,043
1,042
Bellemeade Re, Ltd. 09/29/20 1,050,489 101.03 1,061
1,060
Bellemeade Re, Ltd. 02/08/21 1,388,401 101.27 1,406
1,401
Bellemeade Re, Ltd. 04/13/21 2,309,000 100.18 2,313
2,321
Bellemeade Re, Ltd. 04/13/21 1,780,000 100.70 1,792
1,789
Bellemeade Re, Ltd. 04/23/21 881,000 101.02 890
890
Bellemeade Re, Ltd. 06/11/21 2,607,000 100.00 2,606
2,613
Bellemeade Re, Ltd. 06/11/21 1,759,000 100.12 1,761
1,760
Bellemeade RE, Ltd. 09/23/21 2,380,000 100.00 2,380
2,389
Bermuda Government International Bond 04/12/21 380,000 98.47 374
376
Berry Global, Inc. 07/15/21 949,000 100.11 950
950
Berry Petroleum Corp. 04/13/21 490,000 98.39 482
499
Bharti Airtel International Netherlands BV 09/26/19 693,000 102.42 710
728
Bharti Airtel, Ltd. 09/13/21 877,000 108.53 952
943
Blackbird Capital Aircraft Lease Securitization, Ltd. 11/04/16 532,500 99.75 531
535
Blackstone Holdings Finance Co. LLC 09/09/21 900,000 105.98 954
951
BNP Paribas SA 08/07/18 200,000 99.61 199
228
BNP Paribas SA 06/02/20 680,000 101.90 693
698
BNP Paribas SA 06/10/20 722,000 109.51 791
811
BNP Paribas SA 04/09/21 400,000 91.19 365
380
BNP Paribas SA 06/23/21 210,000 100.00 210
209
BNP Paribas SA 09/08/21 270,000 100.00 270
267
BOC Aviation USA Corp. 05/06/21 200,000 100.17 200
202
BX Trust 08/04/21 2,464,700 100.31 2,472
2,465
CAMB Commercial Mortgage Trust 01/25/19 987,000 100.12 988
988
Cameron LNG LLC 04/09/21 70,000 107.89 76
77
Canyon Capital CLO, Ltd. 03/03/21 1,000,000 100.50 1,005
1,000
Carlyle Global Market Strategies CLO, Ltd. 09/07/21 2,298,000 100.00 2,298
2,298
CCO Holdings LLC / CCO Holdings Capital Corp. 04/14/20 10,000 101.77 10
10
CCO Holdings LLC / CCO Holdings Capital Corp. 04/12/21 80,000 104.86 84
83
Cedar Funding, Ltd. 07/03/18 1,600,000 100.00 1,600
1,600
Cencosud SA 06/18/21 930,000 109.42 1,018
1,010
Cheniere Energy Partners, LP 09/13/21 290,000 100.33 291
291
CHS/Community Health Systems, Inc. 04/12/21 140,000 103.82 145
140

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 53
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
CIFC Funding, Ltd. 08/17/21 852,000 100.08 853
852
CIFC Funding, Ltd. 09/09/21 1,156,000 100.12 1,157
1,156
Citigroup Commercial Mortgage Trust 02/12/19 1,418,000 0.99 1,403
1,441
CLI Funding VI LLC 10/02/20 1,504,317 99.98 1,504
1,514
Comcast Corp. 10/28/16 364,000 99.54 362
349
Comcast Corp. 04/02/20 30,000 103.12 31
28
Comcast Corp. 04/09/21 117,000 98.43 115
110
Comision Federal de Electricidad 04/12/21 200,000 96.88 194
196
Commonwealth Bank of Australia 04/09/21 200,000 105.31 211
216
Commonwealth Bank of Australia 04/12/21 200,000 97.99 196
199
Commonwealth Bank of Australia 06/17/21 886,000 117.97 1,045
1,047
Comstock Resources, Inc. 06/14/21 330,000 100.41 331
343
ConocoPhillips Co. 08/22/18 90,000 100.00 90
101
CORE Mortgage Trust 03/01/19 1,216,000 100.00 1,216
1,211
Covey Park Energy LLC 04/13/21 180,000 103.70 187
187
Credicorp , Ltd. 04/12/21 922,000 101.29 934
943
Credit Agricole SA 06/11/20 734,000 107.48 789
800
Credit Agricole SA 07/12/21 897,000 105.04 942
943
Credit Suisse Group AG 07/07/20 699,000 110.57 773
777
Credit Suisse Group AG 04/12/21 750,000 107.49 806
803
Credit Suisse Group AG 04/12/21 550,000 108.50 597
593
Credit Suisse Group AG 04/14/21 360,000 108.48 391
395
Credit Suisse Group AG 05/10/21 480,000 100.00 480
491
Credit Suisse Mortgage Trust 05/28/19 1,282,000 100.00 1,282
1,284
DAE Funding LLC 06/15/21 220,000 99.48 219
218
Daimler Finance NA LLC 07/08/21 903,000 103.89 938
938
Danone SA 04/22/19 718,000 100.06 718
746
Danske Bank A/S 03/11/19 1,512,000 106.06 1,607
1,660
Danske Bank A/S 09/17/19 200,000 101.64 203
212
Danske Bank A/S 09/07/21 200,000 100.00 200
198
Danske Bank A/S 09/07/21 200,000 100.00 200
200
DBGS Mortgage Trust 04/03/19 985,000 101.26 997
1,024
DCP Midstream Operating, LP 12/11/19 50,000 107.74 54
62
Delta Air Lines, Inc. 05/11/20 280,000 98.04 275
327
Delta Air Lines, Inc. 09/16/20 180,000 103.43 186
193
Delta Air Lines, Inc. 09/16/20 300,000 106.63 320
335
Deutsche Mortgage Securities, Inc. Re-REMIC Trust 01/04/17 300,448 100.54 302
304
Devon Energy Corp. 06/07/21 19,000 106.58 20
20
Devon Energy Corp. 06/07/21 220,000 108.51 239
240
Devon Energy Corp. 06/07/21 153,000 109.74 168
169
Dryden 50 Senior Loan Fund 04/08/21 4,353,000 100.09 4,356
4,356
Dryden 85 CLO, Ltd. 09/20/21 3,959,000 100.00 3,959
3,959
Eagle Re, Ltd. 01/27/20 511,000 100.00 511
509
Eagle Re, Ltd. 12/17/20 732,000 100.25 734
738
Eagle Re, Ltd. 04/09/21 1,268,000 100.00 1,268
1,281
Enel Finance International NV 01/05/18 706,000 100.90 712
773
Eni SpA 08/04/21 892,000 106.29 948
949
EnLink Midstream LLC 04/13/21 280,000 99.74 279
298
EQT Corp. 05/10/21 30,000 100.00 30
31
EQT Corp. 05/10/21 30,000 100.00 30
31
Falabella SA 04/12/21 892,000 104.01 928
930
Fidelity & Guaranty Life Holdings, Inc. 04/16/21 50,000 113.38 57
57
First Quantum Minerals, Ltd. 04/12/21 200,000 103.60 207
205
First Quantum Minerals, Ltd. 04/13/21 480,000 108.69 522
508
Florida Gas Transmission Co. LLC 09/15/21 520,000 99.92 520
511
FNA VI LLC 01/22/21 710,008 99.99 710
709
Fresnillo PLC 04/09/21 260,000 98.41 256
269
Genting New York LLC 04/13/21 440,000 100.33 441
436
Glencore Funding LLC 10/12/16 40,000 100.66 40
44
Glencore Funding LLC 09/13/17 220,000 100.39 221
242
Glencore Funding LLC 01/16/19 50,000 95.33 48
55
Glencore Funding LLC 03/05/19 550,000 102.29 563
589
Glencore Funding LLC 04/13/21 140,000 100.42 141
140
Glencore Funding LLC 09/15/21 70,000 99.77 70
69
Goldentree Loan Management US CLO 2, Ltd. 10/26/18 1,300,000 100.03 1,300
1,300
Goldentree Loan Management US CLO 7, Ltd. 04/01/21 1,147,000 100.00 1,147
1,148
Harvest CLO XXVI DAC 06/24/21 EUR 1,402,000 119.34 1,673
1,622
HGI CRE CLO, Ltd. 05/06/21 2,190,000 100.03 2,191
2,189

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
54 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
HGI CRE CLO, Ltd. 09/17/21 2,486,000 100.00 2,486
2,486
Highlands Holdings Bond Issuer, Ltd. 04/12/21 290,000 106.57 309
308
Hilton Domestic Operating Co., Inc. 04/16/20 40,000 100.00 40
43
Hilton Domestic Operating Co., Inc. 04/16/20 120,000 100.25 120
125
Hilton USA Trust 11/22/16 1,840,000 89.78 1,690
1,948
Hilton USA Trust 05/26/17 226,000 99.74 225
226
HMH Trust 06/09/17 1,170,000 99.98 1,170
1,105
HOM RE, Ltd. 01/28/21 844,000 100.00 844
842
Hospitality Mortgage Trust 05/16/19 1,216,234 100.00 1,216
1,213
Huntington Bancshares, Inc. 06/18/21 1,012,000 100.36 1,016
996
ICICI Bank, Ltd. 09/06/18 782,000 101.08 790
842
ING Bank NV 04/16/21 935,000 109.79 1,027
1,026
Innogy Finance BV 12/02/20 621,000 145.55 904
905
Intesa Sanpaolo SpA 07/10/17 600,000 100.66 604
613
Intesa Sanpaolo SpA 01/05/18 200,000 99.93 200
207
Intesa Sanpaolo SpA 04/12/21 200,000 107.85 216
216
Intesa Sanpaolo SpA 05/24/21 200,000 100.00 200
205
Intesa Sanpaolo SpA 05/24/21 400,000 100.59 402
415
Inversiones CMPC SA 07/08/21 904,000 104.63 946
943
Italy Buoni Poliennali Del Tesoro 04/07/21 EUR 852,000 117.68 1,003
968
JPMorgan Mortgage Trust 05/15/20 48,707 103.22 50
49
JPMorgan Mortgage Trust 06/05/20 231,965 103.13 239
233
JPMorgan Mortgage Trust 03/30/21 248,578 102.15 254
252
JPMorgan Mortgage Trust 04/26/21 4,596,557 102.79 4,725
4,701
JPMorgan Mortgage Trust 05/24/21 4,608,286 102.88 4,741
4,712
JPMorgan Mortgage Trust 06/24/21 9,072,642 102.25 9,274
9,200
KazMunayGas National Co. JSC 04/17/18 200,000 100.00 200
236
Kerry Group Financial Services Unlimited Co. 06/21/21 1,000,000 103.13 1,031
1,030
KKR Group Finance Co. II LLC 02/20/15 10,000 109.28 11
13
KKR Group Finance Co. III LLC 04/16/21 100,000 125.72 126
129
Klabin Austria GmbH 04/12/21 200,000 95.49 191
191
Kookmin Bank 08/05/21 913,000 106.07 968
963
LCM XXIII, Ltd. 01/29/20 1,020,000 100.00 1,020
1,020
LCM XXV, Ltd. 07/10/17 1,904,000 100.05 1,905
1,904
Lithia Motors, Inc. 06/04/21 190,000 103.34 196
197
Lithia Motors, Inc. 06/07/21 110,000 105.38 116
116
Lloyds Banking Group PLC 09/03/20 681,000 117.23 798
703
LPL Holdings, Inc. 05/10/21 80,000 100.70 81
84
Lukoil International Finance BV 09/19/17 682,000 102.26 697
716
Madison Park Euro Funding IX DAC 06/09/21 EUR 1,123,000 121.77 1,367
1,292
Madison Park Funding XVIII, Ltd. 12/01/17 1,922,000 99.83 1,919
1,923
Madison Park Funding, Ltd. 01/15/21 1,158,000 100.00 1,158
1,161
Magnetite XVIII, Ltd. 10/31/18 1,488,000 100.00 1,488
1,488
Mars, Inc. 04/09/21 240,000 93.47 224
229
Massachusetts Mutual Life Insurance Co. 04/09/21 70,000 100.37 70
73
MEG Energy Corp. 01/19/21 80,000 101.23 81
82
MEG Energy Corp. 04/12/21 140,000 105.22 147
147
MEG Energy Corp. 04/29/21 72,000 103.19 74
74
Melco Resorts Finance, Ltd. 04/12/21 240,000 105.47 253
244
Mello Mortgage Capital Acceptance 06/14/21 1,457,116 102.65 1,496
1,490
MHC Commercial Mortgage Trust 04/06/21 2,275,000 99.76 2,270
2,277
Microchip Technology, Inc. 04/14/21 390,000 99.99 390
390
Microchip Technology, Inc. 05/18/21 160,000 100.00 160
160
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets, Ltd. 06/25/20 250,000 104.01 260
272
Mondelez International, Inc. 08/09/21 690,000 104.24 719
718
Morgan Stanley Capital I Trust 12/12/19 1,970,000 99.47 1,960
1,969
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 5,418,000 0.52 28
28
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 8,761,000 1.98 173
173
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 1,500,000 97.43 1,461
1,537
NBK SPC, Ltd. 09/30/19 714,000 100.19 715
722
Nestle Holdings, Inc. 01/03/20 698,000 102.62 716
737
Netflix, Inc. 04/12/21 110,000 115.28 127
130
Netflix, Inc. 04/12/21 50,000 118.56 59
61
Neuberger Berman CLO XV, Ltd. 08/31/21 2,766,000 100.00 2,765
2,766
Neuberger Berman Loan Advisers CLO 24, Ltd. 08/24/21 589,000 100.15 590
589
New York Life Insurance Co. 04/09/21 180,000 107.90 194
202
New York Life Insurance Co. 04/09/21 50,000 120.97 60
63
NGPL PipeCo LLC 09/26/19 553,000 127.95 708
793

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 55
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Nippon Life Insurance Co. 04/09/21 250,000 96.16 240
245
Nissan Motor Acceptance Corp. 09/10/20 300,000 100.00 300
330
Nissan Motor Acceptance Corp. 09/10/20 280,000 100.00 280
298
Nissan Motor Acceptance Corp. 04/14/21 440,000 103.98 458
458
Nordea Bank Abp 04/16/21 913,000 111.14 1,015
1,026
Northern Oil and Gas, Inc. 04/12/21 190,000 100.14 190
203
Northwestern Mutual Life Insurance Co. (The) 04/09/21 480,000 101.71 488
515
Northwestern Mutual Life Insurance Co. (The) 04/09/21 80,000 104.03 83
87
NRG Energy, Inc. 04/12/21 390,000 99.95 390
396
NTT Finance Corp. 04/12/21 200,000 99.62 199
201
NXP BV / NXP Funding LLC 04/12/21 80,000 105.84 85
87
NYACK Park CLO, Ltd. 09/02/21 5,290,000 100.00 5,289
5,290
Oaktown Re III, Ltd. 01/26/21 1,355,000 100.47 1,361
1,355
Oaktown Re VI, Ltd. 04/14/21 1,465,000 100.00 1,465
1,483
Oaktown Re, Ltd. 10/19/20 246,700 100.00 247
247
Oaktown Re, Ltd. 09/28/21 1,475,000 101.97 1,504
1,504
OCP CLO, Ltd. 03/23/21 669,109 100.09 670
669
OCP SA 06/10/21 200,000 99.38 199
199
OCP SA 06/11/21 200,000 100.43 201
198
Octane Receivables Trust 04/27/21 1,793,333 99.99 1,793
1,794
OneMain Financial Issuance Trust 10/21/20 1,242,000 104.78 1,301
1,284
OneMain Financial Issuance Trust 10/21/20 500,000 106.44 532
535
Panasonic Corp. 09/13/21 912,000 105.01 958
955
Paraguay Government International Bond 04/09/21 200,000 114.03 228
230
Park Aerospace Holdings, Ltd. 03/06/19 4,000 100.60 4
4
Parsley Energy LLC 09/25/20 10,000 93.14 9
10
Petroleos del Peru SA 04/09/21 200,000 106.15 212
200
POSCO 07/12/21 850,000 105.80 899
898
Preston Ridge Partners Mortgage LLC 09/30/20 464,648 100.00 465
466
Preston Ridge Partners Mortgage LLC 12/01/20 562,581 100.00 563
566
Preston Ridge Partners Mortgage LLC 04/28/21 1,140,668 100.00 1,141
1,146
Prosus NV 02/03/21 909,000 100.69 915
852
Provincia de Buenos Aires 08/27/21 151,811 45.48 69
69
Provincia de Cordoba 04/12/21 230,000 61.40 141
155
Provincia de Cordoba 04/12/21 200,000 69.50 139
151
Qatar Government International Bond 04/07/20 360,000 100.00 360
439
Qatar Petroleum 06/30/21 670,000 98.96 663
664
Radnor RE, Ltd. 01/21/20 567,000 100.00 567
566
Radnor RE, Ltd. 06/15/21 1,679,451 100.56 1,689
1,683
Range Resources Corp. 04/12/21 150,000 107.23 161
169
RCKT Mortgage Trust 06/22/21 2,797,885 102.08 2,856
2,857
Resimac , Ltd. 03/04/21 993,726 100.00 994
994
Resorts World Las Vegas LLC / RWLV Capital, Inc. 07/07/20 809,000 98.67 798
825
Riserva CLO, Ltd. 03/01/21 940,000 100.00 940
939
Roche Holdings, Inc. 08/06/21 422,000 99.95 422
422
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. 09/21/21 140,000 100.00 140
139
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. 09/21/21 160,000 100.00 160
156
Rockfield Park CLO DAC 06/30/21 EUR 1,391,000 118.58 1,649
1,598
SABIC Capiral II BV 07/07/20 737,000 104.40 769
783
Sands China, Ltd. 09/09/21 200,000 99.75 199
192
Sands China, Ltd. 09/09/21 200,000 99.78 200
193
Santander UK Group Holdings PLC 03/05/19 701,000 101.75 713
781
Santander UK Group Holdings PLC 05/14/19 238,000 101.98 243
257
Saudi Arabian Oil Co. 04/07/20 768,000 99.09 761
800
Schlumberger Holdings Corp. 12/10/15 40,000 99.97 40
44
Sequoia Mortgage Trust 10/21/16 104,872 102.83 108
106
Sequoia Mortgage Trust 05/06/21 2,547,148 102.76 2,617
2,613
Shackleton CLO, Ltd. 04/04/18 930,000 100.00 930
927
Siemens Financieringsmaatschappij NV 01/04/21 891,000 103.28 920
918
Sky, Ltd. 06/18/21 941,000 108.54 1,021
1,023
Sociedad Quimica y Minera de Chile SA 09/13/21 470,000 99.18 466
453
Societe Generale SA 12/11/19 700,000 104.49 731
756
SpringCastle America Funding LLC 09/16/20 4,111,960 100.39 4,128
4,146
Standard Chartered PLC 04/12/21 754,000 125.57 947
975
Sura Asset Management SA 07/08/21 877,000 107.47 942
945
Suzano Austria GmbH 04/09/21 200,000 129.85 260
262
SYNNEX Corp. 07/29/21 510,000 99.93 510
510
TAL Advantage VII LLC 09/09/20 2,021,805 100.03 2,022
2,036

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
56 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Targa Resources Partners, LP / Targa Resources Partners Finance Corp. 01/19/21 380,000 98.12 373
393
Taurus UK Designated Activity Co. 02/22/21 GBP 500,000 140.62 703
677
Taurus UK Designated Activity Co. 02/22/21 GBP 500,000 140.62 703
675
Teachers Insurance & Annuity Association of America 06/14/16 340,000 114.71 390
443
Tencent Holdings, Ltd. 04/12/21 891,000 105.71 942
940
Tennessee Gas Pipeline Co. LLC 02/19/20 460,000 100.89 464
476
Tesco PLC 09/03/20 623,000 129.60 807
812
Textainer Marine Containers, Ltd. 08/03/21 2,819,080 99.98 2,818
2,792
Towd Point Mortgage Trust 08/17/20 2,473,197 101.80 2,518
2,492
UBS Group AG 01/28/19 460,000 100.22 461
502
UBS Group AG 04/14/20 220,000 99.96 220
222
UBS Group AG 07/07/20 694,000 111.49 774
773
UBS Group AG 04/09/21 200,000 124.66 249
262
UniCredit SpA 01/08/19 720,000 100.78 726
732
UniCredit SpA 04/12/21 210,000 118.64 249
255
Union Pacific Corp. 06/05/18 250,000 100.18 250
260
United Airlines, Inc. 04/14/21 30,000 101.43 30
31
UWM Mortgage Trust 05/27/21 2,697,700 102.26 2,759
2,745
Venture XXVIII CLO, Ltd. 09/01/21 1,815,000 100.00 1,815
1,815
Videotron, Ltd. 06/03/21 60,000 100.00 60
61
Volkswagen Group of America Finance LLC 07/12/21 911,000 103.91 947
946
Vontier Corp. 04/12/21 350,000 98.86 346
345
Vontier Corp. 04/13/21 170,000 99.95 170
169
Warwick Finance Residential Mortgages Number Three PLC 02/10/21 GBP 967,428 138.66 1,341
1,306
WEA Finance LLC / Westfield UK & Europe Finance PLC 04/09/21 200,000 103.52 207
218
WEA Finance LLC / Westfield UK & Europe Finance PLC 05/06/21 200,000 105.72 211
213
Wells Fargo Mortgage Backed Securities Trust 04/23/21 1,408,023 102.47 1,443
1,438
WinWater Mortgage Loan Trust 03/29/17 183,348 102.29 188
185
Woori Bank 04/22/20 734,000 104.14 764
799
Wynn Macau, Ltd. 12/15/20 510,000 104.08 531
485
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 04/12/21 210,000 107.60 226
222
Yamana Gold, Inc. 08/04/21 50,000 100.00 50
49
ZF NA Capital, Inc. 09/22/21 200,000 101.74 203 203
249,736
For a description of restricted securities see note 5 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Australia 10 Year Government Bond Futures 315 AUD 44,564 12/21
(647)
Canadian 10 Year Government Bond Futures 112 CAD 16,033 12/21
(261)
Euro-Bund Futures 7 EUR 1,189 12/21
(11)
United States 2 Year Treasury Note Futures 169 USD 37,189 12/21
(18)
United States 5 Year Treasury Note Futures 1,367 USD 167,789 12/21
(1,089)
United States 10 Year Treasury Note Futures 1,469 USD 193,334 12/21
(2,229)
United States 10 Year Ultra Treasury Note Futures 147 USD 21,352 12/21
(126)
United States Treasury Long Bond Futures 353 USD 56,205 12/21
(1,062)
United States Treasury Ultra Bond Futures 146 USD 27,895 12/21 (723)
Short Positions
Australia 3 Year Government Bond Futures 50 AUD 5,822 12/21
11
Canadian 10 Year Government Bond Futures 61 CAD 8,732 12/21
172
Euro- Btp Futures 5 EUR 760 12/21
12
Euro-Bund Futures 177 EUR 30,058 12/21
523
Long Gilt Futures 160 GBP 20,024 12/21
846
United States 2 Year Treasury Note Futures 127 USD 27,947 12/21
16
United States 10 Year Ultra Treasury Note Futures 21 USD 3,051 12/21
56
United States Treasury Long Bond Futures 58 USD 9,235 12/21
189
United States Treasury Ultra Bond Futures 77 USD 14,712 12/21 382

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 57
Futures Contracts
Amounts in thousands (except contract amounts )
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (3,959)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 197 AUD 274 12/09/21 1
Bank of America USD 8,977 NOK 78,482 12/09/21 (4)
Bank of America AUD 23,795 USD 17,634 12/09/21 428
Bank of America NOK 152,091 USD 17,585 12/09/21 196
Bank of Montreal USD 3,574 NOK 31,200 12/15/21 (7)
Bank of Montreal SEK 33,800 USD 3,921 12/15/21 58
Bank of New York USD 3,587 NOK 31,200 12/15/21 (20)
Bank of New York SEK 33,800 USD 3,930 12/15/21 66
BNP Paribas USD 1,432 EUR 1,205 10/19/21 (35)
Citigroup USD 552 AUD 748 10/27/21 (11)
Citigroup USD 1,180 AUD 1,589 10/27/21 (31)
Citigroup USD 218 BRL 1,155 10/19/21 (6)
Citigroup USD 2,360 CAD 3,033 10/27/21 35
Citigroup USD 590 CLP 454,279 10/27/21 (31)
Citigroup USD 590 CLP 479,375 10/27/21 —
Citigroup USD 2,360 CNY 15,280 10/27/21 6
Citigroup USD 505 COP 1,940,000 10/27/21 4
Citigroup USD 1,158 COP 4,556,018 10/27/21 37
Citigroup USD 320 EUR 274 10/27/21 (2)
Citigroup USD 703 EUR 600 10/27/21 (8)
Citigroup USD 2,897 GBP 2,095 12/09/21 (74)
Citigroup USD 48 JPY 5,250 10/27/21 —
Citigroup USD 12,739 JPY 1,424,900 12/09/21 70
Citigroup USD 1,109 KRW 1,275,488 10/27/21 (33)
Citigroup USD 1,180 KRW 1,396,117 10/27/21 (2)
Citigroup USD 1,783 KZT 770,522 10/27/21 18
Citigroup USD 223 KZT 96,713 12/20/21 1
Citigroup USD 668 KZT 290,023 12/20/21 2
Citigroup USD 144 KZT 62,750 12/22/21 —
Citigroup USD 145 KZT 62,987 12/22/21 1
Citigroup USD 44 MXN 897 10/27/21 —
Citigroup USD 262 MXN 5,385 10/27/21 (2)
Citigroup USD 422 MXN 8,676 10/27/21 (3)
Citigroup USD 436 MXN 8,960 10/27/21 (3)
Citigroup USD 436 MXN 8,961 10/27/21 (3)
Citigroup USD 751 MXN 15,475 10/27/21 (4)
Citigroup USD 310 MXN 6,438 01/18/22 (2)
Citigroup USD 8,815 NZD 12,395 12/09/21 (263)
Citigroup USD 80 ZAR 1,200 10/27/21 —
Citigroup USD 80 ZAR 1,203 10/27/21 —
Citigroup USD 80 ZAR 1,203 10/27/21 —
Citigroup USD 127 ZAR 1,830 10/27/21 (6)
Citigroup USD 142 ZAR 2,147 10/27/21 —
Citigroup USD 160 ZAR 2,399 10/27/21 (1)
Citigroup USD 160 ZAR 2,399 10/27/21 (1)
Citigroup USD 479 ZAR 7,188 10/27/21 (3)
Citigroup AUD 528 USD 392 10/27/21 10
Citigroup AUD 722 USD 525 10/27/21 3
Citigroup AUD 1,587 USD 1,180 10/27/21 33
Citigroup CAD 1,436 USD 1,140 10/27/21 6
Citigroup CAD 1,630 USD 1,300 10/27/21 13
Citigroup CNY 1,610 USD 246 10/27/21 (3)
Citigroup CNY 1,802 USD 276 10/27/21 (3)
Citigroup CNY 4,293 USD 657 10/27/21 (7)
Citigroup CNY 5,811 USD 891 10/27/21 (9)
Citigroup CNY 7,649 USD 1,170 10/27/21 (14)

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
58 Strategic Bond Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup CNY 9,582 USD 1,469 10/27/21 (15)
Citigroup COP 311,669 USD 80 10/27/21 (1)
Citigroup COP 1,899,708 USD 490 10/27/21 (8)
Citigroup COP 4,548,240 USD 1,190 10/27/21 (3)
Citigroup EUR 498 HUF 178,032 10/27/21 (8)
Citigroup EUR 1,229 NOK 12,878 10/27/21 98
Citigroup EUR 2 PLN 9 10/27/21 —
Citigroup EUR 988 PLN 4,522 10/27/21 (16)
Citigroup EUR 88 USD 104 10/27/21 2
Citigroup EUR 100 USD 119 10/27/21 3
Citigroup EUR 100 USD 119 10/27/21 3
Citigroup EUR 200 USD 236 10/27/21 4
Citigroup EUR 200 USD 235 10/27/21 4
Citigroup EUR 300 USD 352 10/27/21 5
Citigroup EUR 350 USD 414 10/27/21 8
Citigroup EUR 350 USD 413 10/27/21 8
Citigroup EUR 13,949 USD 16,618 10/27/21 453
Citigroup GBP 940 EUR 1,100 10/27/21 17
Citigroup GBP 242 USD 326 10/27/21 —
Citigroup GBP 3,137 USD 4,211 12/09/21 (15)
Citigroup HUF 178,304 EUR 510 10/27/21 34
Citigroup INR 2,031 USD 27 10/27/21 —
Citigroup INR 30,470 USD 412 10/27/21 3
Citigroup INR 30,894 USD 418 10/27/21 3
Citigroup INR 34,474 USD 466 10/27/21 3
Citigroup JPY 1,743,896 USD 16,046 10/27/21 374
Citigroup JPY 474,363 USD 4,315 12/09/21 51
Citigroup KRW 1,296,460 USD 1,100 10/27/21 6
Citigroup KZT 122,642 USD 283 10/27/21 (4)
Citigroup KZT 161,776 USD 374 10/27/21 (4)
Citigroup KZT 162,992 USD 374 10/27/21 (7)
Citigroup KZT 323,888 USD 749 10/27/21 (8)
Citigroup MXN 6,438 USD 314 10/19/21 2
Citigroup MXN 49,445 USD 2,448 10/27/21 61
Citigroup MXN 63,064 USD 3,123 10/27/21 78
Citigroup NOK 2,056 EUR 202 10/27/21 (2)
Citigroup NOK 2,571 EUR 250 10/27/21 (9)
Citigroup NOK 3,033 EUR 298 10/27/21 (3)
Citigroup NZD 178 USD 123 12/09/21 (1)
Citigroup PLN 1,053 EUR 233 10/27/21 10
Citigroup PLN 1,590 EUR 352 10/27/21 16
Citigroup PLN 1,856 EUR 410 10/27/21 18
Citigroup ZAR 3,463 USD 227 10/27/21 (3)
Citigroup ZAR 7,441 USD 487 10/27/21 (6)
Citigroup ZAR 7,453 USD 487 10/27/21 (7)
Citigroup ZAR 37,762 USD 2,599 10/27/21 98
Goldman Sachs USD 318 MXN 6,438 10/19/21 (6)
Goldman Sachs USD 218 RUB 16,415 10/19/21 7
JPMorgan Chase USD 109 AUD 145 10/19/21 (4)
JPMorgan Chase USD 20,719 JPY 2,284,400 12/15/21 (182)
JPMorgan Chase USD 3,589 NOK 31,200 12/15/21 (22)
JPMorgan Chase IDR 2,169,764 USD 147 10/19/21 (4)
JPMorgan Chase SEK 33,800 USD 3,931 12/15/21 68
Royal Bank of Canada USD 25,982 CAD 32,705 12/09/21 (163)
Royal Bank of Canada USD 3,589 NOK 31,200 12/15/21 (23)
Royal Bank of Canada CAD 233 USD 183 12/09/21 (1)
Royal Bank of Canada SEK 33,800 USD 3,930 12/15/21 67
Standard Chartered USD 3,587 NOK 31,200 12/15/21 (20)
Standard Chartered SEK 33,800 USD 3,930 12/15/21 67
State Street EUR 18,069 USD 21,386 10/21/21 449
State Street GBP 14,572 USD 20,211 10/21/21 576

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 59
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
State Street SEK 74,487 USD 8,487 12/09/21 (26)
UBS CHF 44 USD 47 12/09/21 —
UBS CHF 23,747 USD 25,975 12/09/21 452
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (å) 2,874
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Credit Suisse USD 1,800 Three Month LIBOR
(2)
0.359%
(3)
10/27/23
— 1 1
Credit Suisse EUR 2,500
Six Month
EURIBOR
(3)
-0.476%
(4)
10/27/23
— 3 3
Credit Suisse EUR 2,500 1.685%
(4)
Six Month EURIBOR
(3)
10/27/23
— — —
Credit Suisse USD 7,300 Three Month LIBOR
(2)
0.368%
(3)
10/27/23
— 5 5
Credit Suisse ZAR 15 4 , 753 Three Month JIBAR
(2)
4.720%
(2)
10/27/23
— 51 51
Credit Suisse MXN 4,700 1.691%
(1)
Mexico Interbank 28
Day Deposit Rate
(1)
10/21/26
— (6) (6)
Credit Suisse EUR 900 0.336%
(4)
Six Month EURIBOR
(3)
10/27/26
— — —
Credit Suisse EUR 900
Six Month
EURIBOR
(3)
-0.336%
(4)
10/27/26
— 8 8
Credit Suisse USD 1,200 Three Month LIBOR
(2)
0.891%
(3)
10/27/26
— 12 12
Credit Suisse GBP 9,700
Sterling Overnight
Index Average
(2)
0.563%
(3)
10/27/26
— 127 127
Credit Suisse EUR 20,200 -0.273%
(4)
Six Month EURIBOR
(3)
10/27/26
— (104) (104)
Credit Suisse EUR 20,200
Six Month
EURIBOR
(3)
0.273%
(4)
10/27/26
— — —
Credit Suisse CNY 43,000 2.411%
(2)
China Interbank Repo
Rate 3 Months
(2)
10/27/26
— (27) (27)
Credit Suisse MXN 9,819 7.390%
(1)
Mexico Interbank 28
Day Deposit Rate
(1)
10/15/31
— (3) (3)
Credit Suisse MXN 9,881 7.440%
(1)
Mexico Interbank 28
Day Deposit Rate
(1)
10/15/31
— — —
Credit Suisse MXN 16,4 29 6.872%
(1)
Mexico Interbank 28
Day Deposit Rate
(1)
10/15/31
— (35) (35)
Credit Suisse MXN 17,8 40 6.939%
(1)
Mexico Interbank 28
Day Deposit Rate
(1)
10/15/31
— (34) (34)
Credit Suisse MXN 30, 854 6.928%
(1)
Mexico Interbank 28
Day Deposit Rate
(1)
10/15/31
— (60) (60)
Credit Suisse EUR 1,000 0.040%
(4)
Six Month EURIBOR
(3)
10/27/31
— — —
Credit Suisse EUR 1,000
Six Month
EURIBOR
(3)
-0.040%
(4)
10/27/31
— 24 24
Credit Suisse CAD 1,500 1.691%
(2)
Three Month LIBOR
(3)
10/27/31
— (32) (32)
Credit Suisse CAD 1,500 1.685%
(2)
Three Month LIBOR
(3)
10/27/31
— (33) (33)
Credit Suisse CAD 5,000 1.690%
(3)
Three Month LIBOR
(3)
10/27/31
— (108) (108)
Credit Suisse USD 6,500 Three Month LIBOR
(3)
1.319%
(3)
10/27/31
— 139 139
Credit Suisse EUR 6,814
Six Month
EURIBOR
(3)
-0.035%
(4)
10/27/31
— 161 161
Credit Suisse EUR 6,814 0.035%
(4)
Six Month EURIBOR
(3)
10/27/31
— — —
Credit Suisse USD 9,206 Three Month LIBOR
(2)
1.326%
(3)
10/27/31
— 191 191
Credit Suisse EUR 170 Six Month LIBOR
(3)
0.432%
(4)
05/12/51
— 3 3
Credit Suisse EUR 2,150
Six Month
EURIBOR
(3)
0.280%
(4)
10/27/51
— 147 147
Credit Suisse EUR 213
Six Month
EURIBOR
(3)
0.428%
(4)
06/10/71
— (9) (9)
Credit Suisse EUR 232
Six Month
EURIBOR
(3)
0.420%
(4)
06/10/71
— (9) (9)

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
60 Strategic Bond Fund
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Credit Suisse EUR 454
Six Month
EURIBOR
(3)
0.340%
(4)
06/10/71
— 2 2
Total Open Interest Rate Swap Contracts (å) — 414 414
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums Paid/
(Received) $
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA Emerging
Markets Index Goldman Sachs
Purchase
USD 20,300 (1.000%)
(2)
12/20/26
700 112 812
CDX NA Investment
Grade Index Goldman Sachs Purchase USD 10 1 , 7 00 (1.000%)
(2)
12/20/26 (2,397) (10) (2,407)
Total Open Credit Indices Contracts (1,697) 102 (1,595)
Sovereign Issues
Reference Entity Counterparty
Purchase/Sell
Protection
Implied
Credit
Spread Notional Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums Paid/
(Received)   $
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Mexico Government
International Bond
Barclays Bank
Purchase
0.915% USD 4,131
(1.000%)
(2)
12/20/26
(10) 1 3 3
Total Open Sovereign Issues Contracts (10) 13 3
Total Open Credit Default Swap Contracts (å) (1,707) 115 (1,592)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Long-Term Investments
Asset-Backed Securities $ — $ 29,214 $ —
$ —
$ 29,214
Corporate Bonds and Notes — 211,259 —
—
211,259
International Debt — 178, 292 —
—
178, 292
Loan Agreements — 4, 156 —
—
4, 156
Mortgage-Backed Securities — 166,548 —
—
166,548
Municipal Bonds — 535 —
—
535
Non-US Bonds — 81,870 —
—
81,870
United States Government Treasuries — 170,901 —
—
170,901
Common Stocks — — 1
—
1
Short-Term Investments — 58,140 — 110,638 168,778
Total Investments
— 900,915 1 110,638 1,011,554
Other Financial Instruments
Assets

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 61
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Futures Contracts 2,207 — — — 2,207
Foreign Currency Exchange Contracts — 4,03 6 — — 4,03 6
Interest Rate Swap Contracts — 874 — — 874
Credit Default Swap Contracts — 815 — — 815
Liabilities
Futures Contracts (6,166) — — — (6,166)
Foreign Currency Exchange Contracts — (1,16 2 ) — — (1,16 2 )
Interest Rate Swap Contracts — (460) — — (460)
Credit Default Swap Contracts — (2,407) — — (2,407)
Total Other Financial Instruments
*
$ (3,959) $ 1,696 $ — $ — $ (2,263)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended September 30, 2021, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended
September 30, 2021, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
Andorra ...................................................................................
4,132
Argentina ................................................................................
1,087
Australia .................................................................................
5,177
Belgium ..................................................................................
476
Bermuda .................................................................................
16,464
Brazil ......................................................................................
2,302
Canada ....................................................................................
14,319
Cayman Islands .......................................................................
47,424
Chile .......................................................................................
4,480
China ......................................................................................
7,228
Colombia .................................................................................
2,091
Czech Republic .......................................................................
1,010
Denmark .................................................................................
2,270
Egypt ......................................................................................
1,868
Finland ...................................................................................
1,026
France .....................................................................................
8,753
Germany .................................................................................
6,619
Hong Kong ..............................................................................
244
India .......................................................................................
3,049
Indonesia ................................................................................
527
Ireland ....................................................................................
22,783
Israel .......................................................................................
868
Italy ........................................................................................
6,256

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
62 Strategic Bond Fund
Amounts in thousands
Country Exposure
Fair Value
$
Japan ......................................................................................
19,993
Kazakhstan .............................................................................
236
Kuwait ....................................................................................
722
Luxembourg ............................................................................
433
Macao .....................................................................................
1,333
Malaysia ..................................................................................
825
Mexico ....................................................................................
10,870
Morocco ..................................................................................
397
Netherlands ............................................................................
5,189
Norway ....................................................................................
940
Oman ......................................................................................
818
Panama ...................................................................................
374
Paraguay .................................................................................
230
Peru ........................................................................................
3,034
Qatar .......................................................................................
1,103
Romania ..................................................................................
4,233
Russia .....................................................................................
716
Saudi Arabia ...........................................................................
1,583
Singapore ................................................................................
202
South Africa ............................................................................
3,101
South Korea ............................................................................
2,660
Spain .......................................................................................
1,875
Switzerland .............................................................................
4,818
Togo ........................................................................................
987
Tunisia ....................................................................................
3,164
United Arab Emirates .............................................................
941
United Kingdom ......................................................................
30,646
United States ...........................................................................
748,965
Zambia ....................................................................................
713
Total Investments ....................................................................
1,011,554

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments — September 30, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Real Estate Securities Fund 63
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 96.4%
Australia - 4.2%
BGP Holdings PLC(Æ)(Š) 926,311 —
Charter Hall Group - ADR(ö) 629,791 7,705
Dexus Property Group(ö) 445,886 3,450
Goodman Group(ö) 126,205 1,959
GPT Group (The)(ö) 1,524,193 5,553
Growthpoint Properties Australia, Ltd.(ö) 622,912 1,841
Mirvac Group(ö) 6,652,692 14,271
Scentre Group(ö) 3,162,698 6,805
Shopping Centres Australasia Property
Group(ö) 1,100,638 2,137
Vicinity Centres (Æ)(ö) 161,008 192
Waypoint REIT, Ltd.(Æ)(ö) 103,843 206
44,119
Belgium - 1.0%
Aedifica (ö) 44,367 5,510
VGP NV 11,627 2,671
Warehouses De Pauw CVA(ö) 58,592 2,368
10,549
Canada - 2.2%
Allied Properties Real Estate Investment
Trust(ö) 101,212 3,214
Canadian Apartment Properties(ö) 195,531 9,125
Granite Real Estate Investment Trust(ö) 55,240 3,929
RioCan Real Estate Investment Trust(ö) 190,185 3,249
Tricon Capital Group, Inc.(Ñ) 224,032 2,989
22,506
China - 0.1%
ESR Cayman, Ltd.(Æ)(Þ) 129,800 392
GDS Holdings, Ltd. - ADR(Æ)(Ñ) 19,492 1,103
1,495
France - 1.3%
ARGAN SA(ö) 13,434 1,664
Gecina SA(ö) 31,844 4,269
ICADE(ö) 37,634 2,934
Klepierre SA - GDR(ö) 228,613 5,090
13,957
Germany - 4.0%
alstria office REIT-AG(ö) 246,515 4,485
Deutsche Wohnen SE 31,113 1,907
Instone Real Estate Group AG(Þ) 108,997 3,111
LEG Immobilien AG 37,058 5,243
VIB Vermoegen AG(Æ) 8,467 363
Vonovia SE 451,646 27,150
42,259
Guernsey - 0.1%
Sirius Real Estate, Ltd. 704,030 1,240
Hong Kong - 4.4%
CK Asset Holdings, Ltd. 1,807,000 10,385
Hongkong Land Holdings, Ltd. 344,500 1,649
Hysan Development Co., Ltd. 710,000 2,311
Link Real Estate Investment Trust(ö) 1,312,600 11,218
New World Development Co., Ltd. 861,000 3,494
Sands China, Ltd.(Æ) 752,800 1,543
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Shimao Group Holdings, Ltd. 307,000 560
Sun Hung Kai Properties, Ltd. 712,500 8,854
SUNeVision Holdings, Ltd. 560,000 526
Swire Properties, Ltd. 502,400 1,257
Wharf Real Estate Investment Co., Ltd. 746,000 3,854
45,651
Japan - 10.2%
Activia Properties, Inc.(ö) 2,812 11,552
Daibiru Corp. 257,100 3,793
Global One Real Estate Investment
Corp.(ö) 3,067 3,193
GLP J-REIT(ö) 2,636 4,333
Hulic REIT, Inc.(ö) 2,685 4,233
Invincible Investment Corp.(ö) 8,434 3,295
Japan Retail Fund Investment Corp.(ö) 3,557 3,420
Keihanshin Building Co., Ltd. 27,900 352
Kenedix Retail REIT Corp.(ö) 1,827 4,734
LaSalle Logiport REIT(ö) 2,299 3,871
Mitsubishi Estate Co., Ltd. 784,000 12,486
Mitsui Fudosan Co., Ltd. 735,100 17,511
Mitsui Fudosan Logistics Park, Inc.(ö) 534 2,828
MORI Trust Hotel REIT, Inc.(ö) 3,736 4,611
MORI Trust Sogo REIT, Inc.(ö) 2,776 3,688
Nippon Accommodations Fund, Inc.(ö) 246 1,381
Nippon Building Fund, Inc.(ö) 1,044 6,782
Nippon Prologis REIT, Inc.(ö) 193 645
Nippon REIT Investment Corp.(ö) 468 1,819
Orix JREIT, Inc.(ö) 1,188 2,069
Tokyu Fudosan Holdings Corp. 1,099,200 6,769
United Urban Investment Corp.(ö) 2,724 3,685
107,050
Netherlands - 1.0%
CTP NV(Þ) 88,155 1,920
Unibail - Rodamco -Westfield(Æ)(ö) 114,892 8,403
10,323
Singapore - 3.1%
Ascott Residence Trust 2,503,600 1,700
Cambridge Industrial Trust(ö) 796,504 273
Capitaland Investment, Ltd.(Æ) 3,635,500 9,103
CapitaLand Mall Trust Class A(ö) 5,068,798 7,535
City Developments, Ltd. 372,100 1,878
Frasers Logistics & Industrial Trust(ö) 1,440,600 1,607
Keppel REIT(ö) 3,420,600 2,667
Mapletree Industrial Trust(ö) 679,765 1,390
Mapletree Logistics Trust(Æ)(ö) 1,694,400 2,527
Parkway Life Real Estate Investment
Trust(Æ)(ö) 995,555 3,399
Suntec Real Estate Investment Trust(Æ)
(ö) 205,000 213
32,292
Spain - 0.7%
Arima Real Estate Socimi SA(Æ)(ö) 139,540 1,502
Inmobiliaria Colonial Socimi SA(ö) 302,022 2,926
Neinor Homes SA(Æ)(Þ) 198,698 2,657
7,085

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments, continued — September 30, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
64 Global Real Estate Securities Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sweden - 2.5%
Castellum AB 342,211 8,331
Catena AB 31,168 1,675
Fabege AB 436,445 6,597
Fastighets AB Balder Class B(Æ) 122,871 7,370
Wihlborgs Fastigheter AB 84,178 1,676
25,649
United Kingdom - 5.4%
Assura PLC(ö) 3,953,072 3,805
Big Yellow Group PLC(ö) 171,111 3,202
British Land Co. PLC (The)(ö) 1,653,448 10,920
Derwent London PLC(ö) 66,187 3,056
Grainger PLC 1,580,479 6,463
LondonMetric Property PLC(ö) 1,101,255 3,546
PRS REIT PLC (The)(ö) 832,870 1,123
Safestore Holdings PLC(ö) 238,097 3,349
Segro PLC(ö) 801,407 12,860
Tritax EuroBox PLC(Þ) 1,089,673 1,658
UNITE Group PLC (The)(ö) 282,755 4,110
Workspace Group PLC(ö) 236,956 2,608
56,700
United States - 56.2%
Agree Realty Corp.(ö) 126,020 8,346
Alexandria Real Estate Equities, Inc.(ö) 51,201 9,783
American Homes 4 Rent Class A(ö) 237,344 9,048
Americold Realty Trust(ö) 167,492 4,866
Apartment Income REIT Corp.(ö) 322,397 15,735
Apple Hospitality REIT, Inc.(ö) 233,028 3,666
AvalonBay Communities, Inc.(ö) 89,007 19,728
Boston Properties, Inc.(ö) 97,341 10,547
Boyd Gaming Corp.(Æ) 51,284 3,244
Caesars Entertainment, Inc.(Æ) 22,614 2,539
CoreSite Realty Corp. Class A(ö) 37,281 5,165
Crown Castle International Corp.(ö) 15,960 2,766
CubeSmart (ö) 35,147 1,703
CyrusOne , Inc.(ö) 179,048 13,860
Digital Realty Trust, Inc.(ö) 77,629 11,214
Duke Realty Corp.(ö) 214,531 10,270
EastGroup Properties, Inc.(ö) 57,037 9,504
Empire State Realty Trust, Inc. Class
A(ö) 465,764 4,672
Equinix , Inc.(Æ)(ö) 36,993 29,229
Equity Residential(ö) 51,835 4,194
Essential Properties Realty Trust, Inc.(ö) 332,253 9,277
Essex Property Trust, Inc.(ö) 41,603 13,302
Extra Space Storage, Inc.(ö) 138,813 23,319
First Industrial Realty Trust, Inc.(ö) 93,660 4,878
Healthcare Trust of America, Inc. Class
A(ö) 140,989 4,182
Healthpeak Properties, Inc.(ö) 420,245 14,070
Highwoods Properties, Inc.(ö) 109,268 4,792
Host Hotels & Resorts, Inc.(Æ)(ö) 596,980 9,749
Independence Realty Trust, Inc.(ö) 197,489 4,019
Invitation Homes, Inc.(ö) 170,346 6,529
Jones Lang LaSalle, Inc.(Æ) 25,019 6,207
Kimco Realty Corp.(ö) 925,277 19,199
Lamar Advertising Co. Class A(ö) 20,639 2,341
Life Storage, Inc.(Æ)(ö) 98,734 11,329
Medical Properties Trust, Inc.(ö) 482,692 9,688
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Mid-America Apartment Communities,
Inc.(ö) 85,481 15,964
NetSTREIT Corp.(ö) 122,427 2,895
Park Hotels & Resorts, Inc.(Æ)(ö) 133,462 2,554
Prologis, Inc.(ö) 426,542 53,500
Public Storage(ö) 70,649 20,990
Regency Centers Corp.(ö) 38,506 2,593
Retail Properties of America, Inc. Class
A(ö) 313,967 4,044
Ryman Hospitality Properties, Inc.(Æ)(ö) 75,031 6,280
SBA Communications Corp.(ö) 10,999 3,636
Simon Property Group, LP(ö) 268,107 34,846
SL Green Realty Corp.(ö) 9,747 690
Spirit Realty Capital, Inc.(ö) 103,706 4,775
STAG Industrial, Inc.(ö) 145,900 5,727
Sun Communities, Inc.(ö) 130,178 24,096
UDR, Inc.(ö) 312,449 16,554
Ventas, Inc.(ö) 231,669 12,790
VEREIT, Inc.(ö) 251,024 11,354
VICI Properties, Inc.(Ñ)(ö) 346,899 9,855
Welltower , Inc.(ö) 345,023 28,430
Weyerhaeuser Co.(ö) 104,106 3,703
588,236
Total Common Stocks
(cost $797,750) 1,009,111
Short-Term Investments - 2.8%
United States - 2.8%
U.S. Cash Management Fund(@) 29,574,491 (∞) 29,569
Total Short-Term Investments
(cost $29,569) 29,569
Other Securities - 1.1%
U.S. Cash Collateral Fund(@)(×) 11,701,372 (∞) 11,701
Total Other Securities
(cost $11,701) 11,701
Total Investments - 100.3%
(identified cost $839,020) 1,050,381
Other Assets and Liabilities, Net
- (0.3)%
(3,724)
Net Assets - 100.0%
1,046,657

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments, continued — September 30, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Real Estate Securities Fund 65
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
0.9%
CTP NV 04/06/21 EUR 88,155 18.82 1,659
1,920
ESR Cayman, Ltd. 11/20/19 HKD 129,800 2.14 278
392
Instone Real Estate Group AG 03/28/19 EUR 108,997 23.19 2,528
3,111
Neinor Homes SA 05/31/21 EUR 198,698 13.81 2,743
2,657
Tritax EuroBox PLC 03/15/21 EUR 1,089,673 1.45 1,575 1,658
9,738
For a description of restricted securities see note 5 in the Notes Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Dow Jones U.S. Real Estate Index Futures 458 USD 18,192 12/21
(827)
FTSE/EPRA Europe Index Futures 233 EUR 5,379 12/21
(302)
Hang Seng Index Futures 13 HKD 15,941 10/21
18
MSCI Singapore Index Futures 44 SGD 1,555 10/21
(13)
S&P/TSX 60 Index Futures 5 CAD 1,196 12/21
(22)
SPI 200 Index Futures 9 AUD 1,641 12/21
(14)
TOPIX Index Futures 17 JPY 345,185 12/21 (33)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (1,193)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 260 AUD 362 10/01/21 1
Bank of America USD 413 SGD 561 10/01/21 1
Bank of America USD 254 SGD 345 10/04/21 —
Bank of America USD 219 SGD 294 12/15/21 (2)
Bank of America AUD 636 USD 458 10/05/21 (1)
JPMorgan Chase USD 315 AUD 427 12/15/21 (6)
JPMorgan Chase USD 255 CAD 323 12/15/21 —
JPMorgan Chase USD 1,533 EUR 1,295 12/15/21 (31)
JPMorgan Chase USD 488 HKD 3,795 12/15/21 (1)
JPMorgan Chase USD 988 JPY 108,891 12/15/21 (9)
JPMorgan Chase USD 331 SGD 445 12/15/21 (3)
Royal Bank of Canada USD 264 AUD 364 12/15/21 (1)
Royal Bank of Canada USD 315 AUD 427 12/15/21 (7)
Royal Bank of Canada USD 255 CAD 323 12/15/21 —
Royal Bank of Canada USD 1,135 EUR 966 12/15/21 (14)
Royal Bank of Canada USD 1,534 EUR 1,295 12/15/21 (32)
Royal Bank of Canada USD 1,710 EUR 1,445 12/15/21 (34)
Royal Bank of Canada USD 411 HKD 3,200 12/15/21 —
Royal Bank of Canada USD 488 HKD 3,795 12/15/21 (1)
Royal Bank of Canada USD 500 HKD 3,886 12/15/21 —
Royal Bank of Canada USD 988 JPY 108,891 12/15/21 (9)
Royal Bank of Canada USD 994 JPY 109,286 12/15/21 (11)
Royal Bank of Canada USD 210 SGD 283 12/15/21 (1)
Royal Bank of Canada USD 331 SGD 445 12/15/21 (3)
Royal Bank of Canada EUR 216 USD 250 12/15/21 —
Royal Bank of Canada EUR 248 USD 293 12/15/21 6
Royal Bank of Canada EUR 461 USD 547 12/15/21 12
Royal Bank of Canada HKD 2,358 USD 303 12/15/21 —

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments, continued — September 30, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
66 Global Real Estate Securities Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Royal Bank of Canada JPY 39,106 USD 357 12/15/21 5
Royal Bank of Canada JPY 41,199 USD 374 12/15/21 4
Royal Bank of Canada SGD 358 USD 266 12/15/21 2
Standard Chartered USD 315 AUD 427 12/15/21 (6)
Standard Chartered USD 255 CAD 323 12/15/21 —
Standard Chartered USD 1,533 EUR 1,295 12/15/21 (31)
Standard Chartered USD 488 HKD 3,795 12/15/21 (1)
Standard Chartered USD 988 JPY 108,891 12/15/21 (9)
Standard Chartered USD 330 SGD 445 12/15/21 (3)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (185)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Australia $ — $ 44,119 $ —
$ —
$ 44,119
Belgium — 10,549 —
—
10,549
Canada 22,506 — —
—
22,506
China 1,103 392 —
—
1,495
France — 13,957 —
—
13,957
Germany — 42,259 —
—
42,259
Guernsey — 1,240 —
—
1,240
Hong Kong — 45,651 —
—
45,651
Japan — 107,050 —
—
107,050
Netherlands — 10,323 —
—
10,323
Singapore 9,103 23,189 —
—
32,292
Spain — 7,085 —
—
7,085
Sweden — 25,649 —
—
25,649
United Kingdom — 56,700 —
—
56,700
United States 588,236 — —
—
588,236
Short-Term Investments — — — 29,569 29,569
Other Securities — — — 11,701 11,701
Total Investments 620,948 388,163 — 41,270 1,050,381
Other Financial Instruments
Assets
Futures Contracts 18 — — — 18
Foreign Currency Exchange Contracts 1 30 — — 31
Liabilities
Futures Contracts (1,211) — — — (1,211)
Foreign Currency Exchange Contracts (216) — — (216)
Total Other Financial Instruments
*
$ (1,192) $ (186) $ — $ — $ (1,378)

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments, continued — September 30, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Real Estate Securities Fund 67
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended September 30, 2021, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended
September 30, 2021, were less than 1% of net assets.
Amounts in thousands
Property Sector Exposure
Fair Value
$
Data Centers ...........................................................................
526
Diversified ..............................................................................
322,302
Healthcare ..............................................................................
81,874
Industrial ................................................................................
105,471
Internet Services & Infrastructure ...........................................
1,103
Lodging/Resorts ......................................................................
36,221
Manufactured Homes ..............................................................
24,096
Office ......................................................................................
82,655
Regional Malls ........................................................................
39,936
Residential ..............................................................................
145,382
Retail ......................................................................................
192
Self Storage .............................................................................
63,892
Shopping Centers ....................................................................
76,232
Specialized REITs ...................................................................
29,229
Short-Term Investments ..........................................................
29,569
Other Securities ......................................................................
11,701
Total Investments .................................................................... 1,050,381

Russell Investment Funds
Notes to Schedules of Investments — September 30, 2021 (Unaudited)
68 Notes to Schedules of Investments
Footnotes:
Abbreviations:
(Æ) Non-income-producing security.
(ö) Real Estate Investment Trust (REIT).
(§) All or a portion of the shares of this security are pledged as collateral in connection with futures contracts purchased (sold), options written, foreign currency exchange contracts or swaps entered into by the Fund.
(ž) Rate noted is yield-to-maturity from date of acquisition.
(ç) At amortized cost, which approximates market.
(Ê) Variable, adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(Ï) Forward commitment.
(ƒ) Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(µ) Bond is insured by a guarantor.
(æ) Pre-refunded: These bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date.
(Ø) In default.
(x) The security is purchased with the cash collateral from the securities loaned.
(Ñ) All or a portion of the shares of this security are on loan.
(~) Rate fluctuates based on various factors such as changes in current rates and prepayments of the underlying assets, changes in the
CPI or other contractual arrangements.
(ì) All or a portion of the shares of this security are pledged as collateral in connection with options written contracts.
(¢) Date shown reflects next contractual call date.
(Þ) Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933. See Note 5.
(ÿ) Notional Amount in thousands.
(Š) Value was determined using significant unobservable inputs.
(@) Affiliate.
(Ÿ) Rate noted is dividend yield at period end.
(å) Currency balances were pledged in connection with futures contracts purchased (sold), options written, foreign currency exchange contracts, or swaps entered into by the Fund.
(∞) Unrounded units.
(v) Loan agreement still pending. Rate not available at period end.
( Û ) All or a portion of the shares of this security are pledged as collateral in connection with securities sold short .
(
Ð
) All or a portion of the shares of this security are on loan through the reciprocal lending program with State Street. See note 2 in the
Notes to this Quarterly Report .
(Œ) Unfunded loan agreement.
(1)
Weekly payment frequency.
(2)
Quarterly payment frequency.
(3)
Semi-annual payment frequency.
(4)
Annual payment frequency.
(5)
Payment at termination.
ADR - American Depositary Receipt
ADS - American Depositary Share
BBR - Bank Bill Rate
BBSW - Bank Bill Swap Reference Rate
BUBOR - Budapest Interbank Offered Rate
CIBOR - Copenhagen Interbank Offered Rate
CME - Chicago Mercantile Exchange
CMO - Collateralized Mortgage Obligation
CVO - Contingent Value Obligation
EMU - European Economic and Monetary Union
EURIBOR - Euro Interbank Offered Rate
FDIC - Federal Deposit Insurance Company
GDR - Global Depositary Receipt
GDS - Global Depositary Share
GSCI - Goldman Sachs Commodity Index

Russell Investment Funds
Notes to Schedules of Investments, continued — September 30, 2021 (Unaudited)
Notes to Schedules of Investments 69
Foreign Currency Abbreviations:
HIBOR - Hong Kong Interbank Offer Rate
JIBAR - Johannesburg Interbank Agreed Rate
KSDA - Korean Securities Dealers Association
LIBOR - London Interbank Offered Rate
MIBOR - Mumbai Interbank Offered Rate
NIBOR - Norwegian Interbank Offered Rate
PIK - Payment in Kind
PRIBOR - Prague Interbank Offered Rate
REMIC - Real Estate Mortgage Investment Conduit
STIBOR - Stockholm Interbank Offered Rate
STRIP - Separate Trading of Registered Interest and Principal of Securities
SFE - Sydney Futures Exchange
TBA - To Be Announced Security
UK - United Kingdom
WTI - West Texas Intermediate
ARS - Argentine peso HKD - Hong Kong dollar PKR - Pakistani rupee
AUD - Australian dollar HUF - Hungarian forint PLN - Polish zloty
BRL - Brazilian real IDR - Indonesian rupiah RON - Romanian New Leu
CAD - Canadian dollar ILS - Israeli shekel RUB - Russian ruble
CHF - Swiss franc INR - Indian rupee SEK - Swedish krona
CLP - Chilean peso ISK - Icelandic krona SGD - Singapore dollar
CNH - Chinese offshore spot ITL - Italian lira SKK - Slovakian koruna
CNY - Chinese renminbi yuan JPY - Japanese yen THB - Thai baht
COP - Colombian peso KES - Kenyan schilling TRY - Turkish lira
CRC - Costa Rican colon KRW - South Korean won TWD - Taiwanese dollar
CZK - Czech koruna MXN - Mexican peso USD - United States dollar
DKK - Danish krone MYR - Malaysian ringgit UYU - Uruguayan peso
DOP - Dominican peso NOK - Norwegian krone VEB - Venezuelan bolivar
EGP - Egyptian pound NGN - Nigerian naira VND - Vietnamese dong
EUR - Euro NZD - New Zealand dollar ZAR - South African rand
GBP - British pound sterling PEN - Peruvian nuevo sol
GHS - Ghanaian Cedi PHP - Philippine peso

Russell Investment Funds
Notes to Quarterly Report — September 30, 2021 (Unaudited)
70 Notes to Quarterly Report
1. Organization
Russell Investment Funds (the “Investment Company” or “RIF”) is a series investment company with nine different investment portfolios referred to as funds. This Quarterly Report reports on five of these funds (each a “Fund” and collectively the “Funds”).
The Investment Company provides the investment base for one or more variable insurance products issued by one or more insurance companies. These Funds are offered at net asset value (“NAV”) to qualified insurance company separate accounts offering variable insurance products. The Investment Company is registered under the Investment Company Act of 1940, as amended (“Investment
Company Act”), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under a Third Amended and Restated Master Trust Agreement dated December 7, 2020, as amended (“Master Trust Agreement”), and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Investment Company’s
Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.
Each of the Funds is diversified. Under the Investment Company Act, a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash equivalents
(including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer. Unless otherwise specified, "period" (as used within this Quarterly Report) refers to the nine months ended September 30, 2021.
2. Significant Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this
Quarterly Report. These policies are in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”), which require the use of management estimates and assumptions at the date of the Quarterly Report. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of the significant accounting policies consistently followed by each
Fund in the preparation of this Quarterly Report.
Security Valuation
The Funds value portfolio securities according to Board-approved securities valuation procedures which include market and fair value procedures. The Board has delegated the responsibility for administration of the securities valuation procedures to Russell
Investments Fund Services, LLC ("RIFUS").
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:
Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.
Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIFUS, acting at the discretion of the Board, that are used in determining the fair value of investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Russell Investment Funds
Notes to Quarterly Report, continued — September 30, 2021 (Unaudited)
Notes to Quarterly Report 71
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as
Level 1 and Level 2 of the fair value hierarchy are as follows:
Equity securities, including common and preferred stock, short securities, ETFs and restricted securities that are traded on a national securities exchange (or reported on the NASDAQ national market), are stated at the last reported sales price on the day of valuation or official closing price, as applicable. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized as Level 2 of the fair value hierarchy. Certain foreign equity securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and the movement of certain indexes of securities, based on the statistical analysis of historical relationships. Foreign equity securities prices as described above are categorized as Level 2 of the fair value hierarchy.
Fixed income securities including corporate, convertible, U.S. government agency, municipal bonds and notes, U.S. treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Such fixed income securities that use pricing service internal models as described above are categorized as Level
2 of the fair value hierarchy. Such fixed income securities that use broker dealer quotations are categorized as Level 3 of the fair value hierarchy.
Fixed income securities purchased on a delayed-delivery basis and marked-to-market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.
Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, including estimated cash flows of each tranche, market-based yield spreads for each tranche, and current market data, as well as incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.
Investments in investment funds that are not traded on a national securities exchange will be valued based upon the NAV of such investments. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies.
Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.
Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.
Derivative instruments are instruments such as foreign currency exchange contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-
counter (“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models.
The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy, with the exception of foreign currency spot contracts which are categorized as Level 1 of the fair value hierarchy. OTC derivatives that use broker dealer quotations are categorized as level 3 of

Russell Investment Funds
Notes to Quarterly Report, continued — September 30, 2021 (Unaudited)
72 Notes to Quarterly Report
the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.
Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third-
party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy.
Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the Overnight
Index Swap ("OIS") rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.
Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the calculation of NAV for each applicable
Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities use fair value pricing daily as events may occur between the close of foreign markets and the time of pricing. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, fair value factors will cause movement between Levels 1 and 2. Examples of significant events that generally trigger fair value pricing of one or more securities are: any market movement of the U.S. securities market (defined in the fair value procedures as the movement of a single major U.S. Index);
a company development such as a material business development; a natural disaster, a public health emergency affecting one or more countries in the global economy (including an emergency which results in the closure of financial markets) or other emergency situation; or an armed conflict.
The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem Fund shares, since foreign securities can trade on non-business days.
The Funds had no transfers into or out of Level 3 for the period ended September 30, 2021.
Level 3 Fair Value Investments
The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:
Securities and other assets for which market quotes are not readily available, or are not reliable, are valued at fair value as determined in good faith by RIFUS and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RIFUS applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that RIFUS believes accurately reflects fair value and will be categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by RIFUS would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the security was sold.
RIFUS employs third-party pricing vendors to provide fair value measurements. RIFUS oversees third-party pricing service providers in order to support the valuation process throughout the period.
The significant unobservable input used in fair value measurement of certain of the Funds’ preferred equity securities is the redemption value calculated on a fully-diluted basis if converted to common stock. Significant increases or decreases in the redemption value would have a direct and proportional impact to fair value.
The significant unobservable inputs used in the fair value measurement of certain Funds' private equity securities include market data of comparable public companies, discount rates, EBITDA multiples, and future projected cash flows for the portfolio company.
These inputs are utilized in valuation models that are based on market analysis and discounted cash flow methodologies. Increases
(decreases) in the discount rates would result in a lower (higher) fair value measurement, while increases (decreases) in EBITDA multiples and projected cash flows would result in a higher (lower) fair value measurement.

Russell Investment Funds
Notes to Quarterly Report, continued — September 30, 2021 (Unaudited)
Notes to Quarterly Report 73
The significant unobservable input used in the fair value measurement of certain Funds’ debt securities is the yield to worst ratio.
Significant increases (decreases) in the yield to worst ratio would result in a lower (higher) fair value measurement.
These significant unobservable inputs are further disclosed in the Presentation of Portfolio Holdings for each respective Fund as applicable.
If third-party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, RIFUS may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third-party vendor. In the event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received on a daily basis, RIFUS does not have the transparency to view the underlying inputs which support the broker quotes. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RIFUS is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third-party pricing vendors regarding the unobservable inputs used.
For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, a Level 3 reconciliation and an additional disclosure about fair value measurements, if any, has been included in the Presentation of Portfolio Holdings for each respective Fund.
Investment Income
Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend, subsequent to the ex-dividend date. To the extent the dividend represents a return of capital or capital gain for tax purposes, reclassifications are made which may be based on management's estimates. Interest income is recorded daily on the accrual basis. The Strategic Bond Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income. All premiums and discounts, including original issue discounts, are amortized/ accreted using the effective interest method. Debt obligation securities may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful.
Foreign Currency Translations
The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:
(a) Fair value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.
(b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.
Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities;
sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S.
dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in the exchange rates.
The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the period. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss)
on debt obligations.

Russell Investment Funds
Notes to Quarterly Report, continued — September 30, 2021 (Unaudited)
74 Notes to Quarterly Report
Derivatives
The Funds may invest in derivatives. Derivatives are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate the Funds’ investment strategies.
The Funds typically use derivatives in three ways: exposing cash to markets, hedging and return enhancement. In addition, certain
Funds may enter into foreign exchange contracts for trade settlement purposes. The Funds may pursue their strategy of being fully invested by exposing cash to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause the Funds to perform as though cash were actually invested in those markets.
Hedging may be used by certain Funds to limit or control risks, such as adverse movements in exchange rates and interest rates.
Return enhancement can be accomplished through the use of derivatives in a Fund, including using derivatives as a substitute for holding physical securities, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, leveraging risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk, valuation risk and credit risk.
Futures, certain options and cleared swaps are traded or cleared on an exchange or central exchange clearing house. Exchange-
traded or exchange-cleared transactions generally present less counterparty risk to a Fund. The exchange’s clearing house stands between the Fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the clearing house and the clearing member. Cleared swap contracts are subject to clearing house rules, including initial and variation margin requirement, daily settlement of obligations and the clearing house guarantee of payments to the broker. There is, however, still counterparty risk due to the insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral and margin requirements for exchange-traded or exchange-cleared derivatives are established through regulation, as well as set by the broker or applicable clearing house.
In October 2020, the Securities and Exchange Commission ("SEC") adopted a final rule related to the use of derivatives, reverse repurchase agreements and certain other transactions by registered investment companies that will rescind and withdraw the guidance of the SEC and its staff regarding asset segregation and cover transactions. The final rule requires funds to trade derivatives and other transactions that create future payment or delivery obligations (except reverse repurchase agreements and similar financing transactions) subject to a value-at-risk leverage limit and certain derivatives risk management program and reporting requirements.
Compliance with these new requirements will be required after an eighteen-month transition period. Following the compliance date, these requirements may limit the ability of a Fund to use derivatives and reverse repurchase agreements and similar financing transactions as part of its investment strategies.
Foreign Currency Exchange Contracts
Certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). From time to time, certain Funds may enter into FX contracts to hedge certain foreign currency-denominated assets.
FX contracts are recorded at fair value. Certain risks may arise upon entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the FX contracts.
For the period ended September 30, 2021, the following Funds entered into FX contracts primarily for the strategies listed below:
The Funds’ FX contract notional dollar values outstanding fluctuate throughout the period as required to meet strategic objectives.
The following tables illustrate the quarterly volume of foreign currency contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in USD.
Funds Strategies
International Developed Markets Fund Return enhancement, hedging, exposing cash to markets and trade settlement
Strategic Bond Fund Return enhancement and hedging
Global Real Estate Securities Fund Exposing cash to markets and trade settlement

Russell Investment Funds
Notes to Quarterly Report, continued — September 30, 2021 (Unaudited)
Notes to Quarterly Report 75
As of September 30, 2021, the Funds had cash collateral balances in connection with FX contracts purchased/sold as follows:
Options
Certain Funds may purchase and sell (write) call and put options on securities and securities indices. Such options are traded on a national securities exchange or in an OTC market. The Funds may also purchase and sell (write) call and put options on foreign currencies.
When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s
Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-
to-market to reflect the current fair value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in the value of the underlying instrument above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying instrument.
When a Fund sells an uncovered call option, it does not simultaneously have a long position in the underlying security. When a
Fund sells an uncovered put option, it does not simultaneously have a short position in the underlying security. Uncovered options are riskier than covered options because there is no underlying security held by the Fund that can act as a partial hedge.
Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option.
The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the
Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.
Certain Funds may enter into a swaption (an option on a swap). In a swaption, in exchange for an option, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying swap.
For the period ended September 30, 2021, the Strategic Bond Fund purchased/sold options primarily for return enhancement and hedging.
The Funds' options contracts notional amounts fluctuate throughout the period as required to meet strategic objectives. The following table illustrates the quarterly volume of options contracts measured by notional in USD.
Outstanding Contract Amounts Sold
Quarter Ended March 31, 2021 June 30, 2021 September 30, 2021
International Developed Markets Fund $ 100,891,697 $ 81,561,866 $ 79,131,695
Strategic Bond Fund 227,444,833 364,501,179 330,401,945
Global Real Estate Securities Fund 25,351,016 20,265,175 20,917,113
Outstanding Contract Amounts Bought
Quarter Ended March 31, 2021 June 30, 2021 September 30, 2021
International Developed Markets Fund $ 100,015,944 $ 81,561,866 $ 79,131,695
Strategic Bond Fund 228,109,913 364,501,179 330,401,945
Global Real Estate Securities Fund 25,181,539 20,265,175 20,917,113
Cash Collateral for Forwards
Strategic Bond Fund $ 370,000
Notional of Options Contracts
Funds March 31, 2021 June 30, 2021 September 30, 2021
Strategic Bond Fund $ 24,055,000 $ — $ —

Russell Investment Funds
Notes to Quarterly Report, continued — September 30, 2021 (Unaudited)
76 Notes to Quarterly Report
Futures Contracts
The Funds may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts). The face or contract value of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in fair value of the securities held by the Funds and the prices of futures contracts, and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% to 10% of the purchase price indicated
in the futures contract. Payments to and from the broker, known as variation margin, are typically required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation
(depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.
For the period ended September 30, 2021, the following Funds entered into futures contracts primarily for the strategies listed below:
The Funds’ futures contracts notional amounts fluctuate throughout the period as required to meet strategic objectives. The following table illustrates the quarterly volume of futures contracts measured by notional in USD.
As of September 30, 2021, the Funds had cash collateral balances in connection with futures contracts purchased/sold as follows:
Swap Agreements
Certain Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis (i.e., the two payment streams are netted out, with the Funds receiving or paying only the net amount of the two payments). When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations to pay or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).
Certain Funds may enter into several different types of swap agreements including credit default, interest rate, total return (equity and/or index) and currency swaps. Credit default swaps are a counterparty agreement which allows the transfer of third-party credit risk (the possibility that an issuer will default on its obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third-party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments. Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed or variable payment per period for a payment that is not fixed. Total return swaps are a counterparty agreement where two parties exchange two sets of cash flows on predetermined dates for an agreed upon amount of time. The cash flows will typically be an equity index value swapped with a floating rate such as LIBOR plus or minus a pre-defined spread. Total return swap agreements are a counterparty agreement intended to expose cash to markets or to effect investment
Funds Strategies
U.S. Strategic Equity Fund Exposing cash to markets
U.S. Small Cap Equity Fund Exposing cash to markets
International Developed Markets Fund Return enhancement, hedging and exposing cash to markets
Strategic Bond Fund Return enhancement, hedging and exposing cash to markets
Global Real Estate Securities Fund Exposing cash to markets
Notional of Futures Contracts
Funds March 31, 2021 June 30, 2021 September 30, 2021
U.S. Strategic Equity Fund $ 7,339,690 $ 14,581,240 $ 4,727,525
U.S. Small Cap Equity Fund 8,223,250 10,962,050 12,104,400
International Developed Markets Fund 131,874,203 121,419,108 114,066,736
Strategic Bond Fund 754,026,578 605,427,669 678,740,673
Global Real Estate Securities Fund 26,446,737 22,720,625 32,847,702
Cash Collateral for Futures Due to Broker
U.S. Strategic Equity Fund $ 1,180,555 $ —
U.S. Small Cap Equity Fund 389,211 —
International Developed Markets Fund 5,078,140 22
Strategic Bond Fund 10,187,981 34
Global Real Estate Securities Fund 5,621,241 —

Russell Investment Funds
Notes to Quarterly Report, continued — September 30, 2021 (Unaudited)
Notes to Quarterly Report 77
transactions consistent with those Funds’ investment objectives and strategies. Currency swaps are a counterparty agreement where two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned.
The Funds generally expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date, or for return enhancement. Under most swap agreements entered into by a Fund, the parties' obligations are determined on a "net basis".
The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be segregated.
To the extent that the Funds enter into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds’ obligations, if any, with respect to such swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.
A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt.
As of September 30, 2021, the Funds had cash collateral balances in connection with swap contracts purchased/sold as follows:
Credit Default Swaps
The Strategic Bond Fund may enter into credit default swaps. A credit default swap can refer to corporate issues, government issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. The Fund may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the Fund may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the Fund may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, the Fund enters into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow the Fund to acquire or reduce credit exposure to a particular issuer, asset or basket of instruments.
As the seller of protection in a credit default swap, the Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default (or other specified credit event) and the counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller of protection, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.
The Fund may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in their portfolios or to take a short position in a debt security, in which case the Fund would function as the counterparty referenced in the preceding paragraph.
If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Fund may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.
Deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. The Strategic Bond Fund may use credit default swaps on asset-
backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation
Cash Collateral for Swaps Due to Broker
Strategic Bond Fund $ 6,734,272 $ 100,000

Russell Investment Funds
Notes to Quarterly Report, continued — September 30, 2021 (Unaudited)
78 Notes to Quarterly Report
or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or another defined credit event).
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and, for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.
Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues as of period-end are disclosed in the Schedules of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-
backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of September
30, 2021, for which a Fund is the seller of protection are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.
Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. The Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, the Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.
If the creditworthiness of the Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Fund will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Fund will be able to do so, the Fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party.
The Fund may have limited ability to eliminate its exposure under a credit default swap if the credit quality of the reference entity or underlying asset has declined.
For the period ended September 30, 2021, the Strategic Bond Fund entered into credit default swaps primarily for return enhancement, hedging and exposing cash to markets.
The Funds’ credit default swap contract notional amounts outstanding fluctuate throughout the period as required to meet strategic objectives. The following table illustrates the quarterly volume of credit default swap contracts. For the purpose of this disclosure, volume is measured by the notional amounts outstanding in USD at each quarter end.

Russell Investment Funds
Notes to Quarterly Report, continued — September 30, 2021 (Unaudited)
Notes to Quarterly Report 79
Interest Rate Swaps
The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If RIM or a money manager using this technique is incorrect in its forecast of fair values, interest rates and other applicable factors, the investment performance of a Fund might diminish compared to what it would have been if this investment technique were not used.
Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Funds are contractually obligated to make. Interest rate swaps are traded on exchanges and are subject to central clearing. If the clearing house or futures commission merchant defaults, the Funds' risk of loss consists of the net amount of interest payments that the Funds are contractually entitled to receive. The counterparty risk for cleared derivatives is generally lower than for uncleared derivatives. However, clearing may subject a Fund to increased costs or margin requirements.
For the period ended September 30, 2021, the Strategic Bond Fund entered into interest rate swaps primarily for return enhancement, hedging and exposing cash to markets.
The Funds’ interest rate swap contract notional amounts outstanding fluctuate throughout the period as required to meet strategic objectives. The following table illustrates the quarterly volume of interest rate swap contracts. For the purpose of this disclosure, volume is measured by the notional amounts outstanding in USD at each quarter end.
Total Return Swaps
Certain Funds may enter into total return swap agreements to expose cash to markets or to effect investment transactions. Total return swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard total return swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments.
The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e., a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).
For the period ended September 30, 2021, the Funds did not enter into any total return swap agreements.
Currency Swaps
Certain Funds may enter into currency swap agreements to enhance returns or for hedging purposes. Currency swap agreements are agreements where two parties exchange specified amounts of different currencies which are followed by paying the other a series of interest payments that are based on the principal cash flow. At maturity, the principal amounts are exchanged.
For the period ended September 30, 2021, the Funds did not enter into any currency swap agreements.
Master Agreements
Certain Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”)
with counterparties that govern transactions in OTC derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination and default include conditions that may entitle either party to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.
Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different ISDA Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the ISDA Master Agreements are specific to unique operations of different asset types,
Credit Default Swap Notional Amounts Outstanding
Quarter Ended March 31, 2021 June 30, 2021 September 30, 2021
Strategic Bond Fund $ 68,763,000 $ 129,278,000 $ 126,131,000
Interest Rate Swap Notional Amounts Outstanding
Quarter Ended March 31, 2021 June 30, 2021 September 30, 2021
Strategic Bond Fund $ 117,377,952 $ 87,418,717 $ 143,165,625

Russell Investment Funds
Notes to Quarterly Report, continued — September 30, 2021 (Unaudited)
80 Notes to Quarterly Report
they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.
Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Fund and select counterparties.
The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase and reverse repurchase agreements.
Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.
Loan Agreements
The Strategic Bond Fund may invest in direct debt instruments, which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution
(the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement.
When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt by the agent of payments from the borrower. The
Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement. When the Fund purchases assignments from agents it acquires direct rights against the borrower on the loan. There were no unfunded loan commitments as of September 30, 2021.
Local Access Products
Certain Funds may invest in local access products, also known as certificates of participation, participation notes or participation interest notes. Local access products are issued by banks or broker-dealers and are designed to replicate the performance of foreign companies or foreign securities markets and can be used by the Fund as an alternative means to access the securities market of a frontier emerging market country. The performance results of local access products will not replicate exactly the performance of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other expenses. Investments in local access products involve certain risks in addition to those associated with a direct investment in the underlying foreign companies or foreign securities markets whose return they seek to replicate. There can be no assurance that there will be a trading market or that the trading price of local access products will equal the underlying value of the foreign company or foreign securities market that it seeks to replicate. The Funds rely on the creditworthiness of the counterparty issuing the local access products and have no rights against the issuer of the underlying security. The Funds minimize this risk by entering into agreements only with counterparties that RIM deems creditworthy. Due to liquidity and transfer restrictions, the secondary markets on which the local access products are traded may be less liquid than the markets for other securities, or may be completely illiquid.
Short Sales
The U.S. Small Cap Equity Fund may enter into short sale transactions. In a short sale, the seller sells a security that it does not own, typically a security borrowed from a broker or dealer. Because the seller remains liable to return the underlying security that it borrowed from the broker or dealer, the seller must purchase the security prior to the date on which delivery to the broker or dealer is required. A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund must return the borrowed security. A Fund will realize a gain if the security declines in price between those dates. Short sales expose a Fund to the risk of liability for the fair value of the security that is sold (the amount of which increases as the fair value of the underlying security increases), in addition to the costs associated with establishing, maintaining and closing out the short position.
Although a Fund’s potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. When a Fund makes a short sale, the Fund may use all or a portion of the cash proceeds of short sales to purchase other securities or for any other permissible Fund purpose. The U.S. Small Cap Equity Fund currently engages in short sale transactions that are effected through State Street but reserves the right to engage in short sale transactions through one or more other counterparties. For short sale transactions effected through State Street, the Fund typically expects to collateralize short

Russell Investment Funds
Notes to Quarterly Report, continued — September 30, 2021 (Unaudited)
Notes to Quarterly Report 81
sale transactions through the Fund’s reciprocal lending activity with State Street (i.e., short sale transactions are collateralized by securities loaned to State Street for purposes of securities lending activities). The Fund may also deliver cash to State Street for the purposes of collateralizing its short sales transactions or “memo pledge” securities as collateral, whereby assets are designated as collateral by State Street on State Street’s books but remain in the Fund’s custody account. Similar to the risks generally applicable to securities lending arrangements, participation in the reciprocal lending program subjects the Fund to the risk that State Street could fail to return a security lent to it by the Fund, or fail to return the Fund’s cash collateral, a risk which would increase with any decline in State Street’s credit profile. However, the impact of State Street’s failure to return a security lent to it by the Fund, or failure to return the Fund’s cash collateral, would be mitigated by the Fund’s right under such circumstances to decline to return the securities the Fund initially borrowed from State Street with respect to its short sale transactions. This risk may be heightened during periods of market stress and volatility, particularly if the type of collateral provided is different than the type of security borrowed (e.g., cash is provided as collateral for a loan of an equity security). To the extent necessary to meet collateral requirements associated with a short sale transaction involving a counterparty other than State Street, the Fund is required to pledge assets in a segregated account maintained by the Fund’s custodian for the benefit of the broker. The Fund may also use securities it owns to meet any such collateral obligations. Until the Fund replaces a borrowed security in connection with a short sale, the Fund will: (a) maintain daily a segregated account, containing liquid assets at such a level that the amount deposited in the segregated account will equal the current requirement under Regulation T promulgated by the Board of Governors of the Federal
Reserve System under the authority of Sections 7 and 8 of the Securities Exchange Act of 1934, as amended; or (b) otherwise cover its short positions in accordance with positions taken by the staff of the SEC (e.g., taking an offsetting long position in the security sold short). These requirements may result in the Fund being unable to purchase or sell securities or instruments when it would otherwise be favorable to do so, or in the Fund needing to sell holdings at a disadvantageous time to satisfy its obligations or to meet segregation requirements.
If the Fund’s prime broker fails to make or take delivery of a security as part of a short sale transaction, or fails to make a cash settlement payment, the settlement of the transaction may be delayed and the Fund may lose money.
As of September 30, 2021, the market value of securities on loan through the reciprocal lending program for the U.S. Small Cap
Equity Fund was $6,060,653.
As of September 30, 2021, the U.S. Small Cap Equity Fund held $13,457,414 as collateral for short sales.
Securities Lending
The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of each Fund's total assets. The maturity associated with these securities is considered continuous. The Fund receives cash (U.S.
currency), U.S. government or U.S. government agency obligations as collateral against the loaned securities. The collateral cannot be resold, repledged or rehypothecated. As of September 30, 2021, to the extent that a loan was collateralized by cash, such collateral was invested by the securities lending agent, Goldman Sachs Agency Lending ("GSAL"), in the U.S. Cash Collateral
Fund, an unregistered fund advised by RIM.
To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and the securities lending agent and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the fair value of the loaned securities at the inception of each loan. The fair value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral.
Emerging Markets Securities
Certain Funds may invest in emerging markets securities. Investing in emerging markets securities can pose some risks different from, and greater than, risks of investing in U.S. or developed markets securities. These risks include: a risk of loss due to exposure to economic structures that are generally less diverse and mature, and to political systems which may have less stability, than those of more developed countries; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity (including as a result of a significant reduction in the number of market participants or transactions); significant price volatility; restrictions on foreign investment; possible difficulties in the repatriation of investment income and capital including as a result of the closure of securities markets in an emerging market country; and generally, less stringent investor protection standards as compared with investments in U.S. or other developed market equity securities. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers,

Russell Investment Funds
Notes to Quarterly Report, continued — September 30, 2021 (Unaudited)
82 Notes to Quarterly Report
expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Funds. Emerging market securities may be subject to currency transfer restrictions and may experience delays and disruptions in settlement procedures for a Fund's portfolio securities. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.
Emerging market countries may be more likely to experience the imposition of economic sanctions by foreign governments. In addition, emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, all material information may not be available or reliable. U.S. regulatory authorities'
ability to enforce legal and/or regulatory obligations against individuals or entities, and shareholders' ability to bring derivative litigation or otherwise enforce their legal rights, in emerging market countries may be limited.
Emerging Markets Debt
The Strategic Bond Fund may invest in emerging markets debt. The Fund's emerging markets debt securities may include obligations of governments and corporations. As with any fixed income securities, emerging markets debt securities are subject to the risk of being downgraded in credit rating due to the risk of default. In the event of a default on any investments in foreign debt obligations, it may be more difficult for the Fund to obtain or to enforce a judgment against the issuers of such securities. With respect to debt issued by emerging market governments, such issuers may be unwilling to pay interest and repay principal when due, either due to an inability to pay or submission to political pressure not to pay, and as a result may default, declare temporary suspensions of interest payments or require that the conditions for payment be renegotiated.
Repurchase Agreements
The Strategic Bond Fund may enter into repurchase agreements. A repurchase agreement is an agreement under which a Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally within a few days or weeks). The resale price reflects an agreed upon interest rate effective for the period the security is held by a Fund and is unrelated to the interest rate on the security. The securities acquired by a Fund constitute collateral for the repurchase obligation. In these transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and must be held by the custodian bank until repurchased. A Fund will not invest more than 15% of its net assets (taken at current market value) in repurchase agreements maturing in more than seven days.
Mortgage-Related and Other Asset-Backed Securities
The Strategic Bond Fund may invest in mortgage or other asset-backed securities (“ABS”). These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”).
Specific types of instruments may include reverse mortgages, mortgage pass-through securities, collateralized mortgage obligations
(“CMO”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of a Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.
Mortgage-Backed Securities
MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a Fund’s portfolio at the time resulting in reinvestment risk.
Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

Russell Investment Funds
Notes to Quarterly Report, continued — September 30, 2021 (Unaudited)
Notes to Quarterly Report 83
MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.
Agency Mortgage-Backed Securities
Certain MBS may be issued or guaranteed by the U.S. government or a government sponsored entity, such as Fannie Mae (the Federal
National Mortgage Association) or Freddie Mac (the Federal Home Loan Mortgage Corporation). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.
Privately Issued Mortgage-Backed Securities
MBS held by a Fund may be issued by private issuers including commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-agency MBS may offer higher yields than those issued by government agencies, but also may be subject to greater price changes than governmental issues.
Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or nonconforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.
Unlike agency MBS issued or guaranteed by the U.S. government or a government-sponsored entity (e.g., Fannie Mae and Freddie
Mac), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or tranches, with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of reserve funds (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and
overcollateralization (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private
MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.
Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in a Fund's portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.
Asset-Backed Securities
ABS may include MBS, loans, receivables or other assets. The value of the Funds’ ABS may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the credit worthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.

Russell Investment Funds
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84 Notes to Quarterly Report
Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.
Rising or high interest rates tend to extend the duration of ABS, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying ABS have become an increasing risk for ABS that are secured by home equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.
ABS (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. ABS are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets.
Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of ABS may be affected by legislative or regulatory developments. It is possible that such developments may require the Funds to dispose of any then-existing holdings of such securities.
Forward Commitments
The Strategic Bond Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time.
The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Fund may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and may realize short-term gains (or losses) upon such sale. When effecting such transactions, liquid assets of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased, will be earmarked on the Fund's records at the trade date and until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.
The Strategic Bond Fund may invest in to-be-announced ("TBA") mortgage-backed securities. A TBA security is a forward mortgage-backed securities trade in which a seller agrees to issue a TBA mortgage-backed security at a future date. The securities are purchased and sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned. These securities are within the parameters of industry “good delivery” standards.
As of September 30, 2021, the Strategic Bond Fund had no cash collateral balances in connection with TBAs.
Inflation-Indexed Bonds
The Strategic Bond Fund may invest in inflation-indexed securities, which are typically bonds or notes designed to provide a return higher than the rate of inflation (based on a designated index) if held to maturity. A common type of inflation-indexed security is a
U.S. Treasury Inflation-Protected Security (“TIPS”). The principal of a TIPS increases with inflation and decreases with deflation, as measured by the Consumer Price Index. When a TIPS matures, the adjusted principal or original principal is paid, whichever is greater. TIPS pay interest twice a year, at a fixed rate. The rate is applied to the adjusted principal; so, like the principal, interest payments rise with inflation and fall with deflation.
Guarantees
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Russell Investment Funds
Notes to Quarterly Report, continued — September 30, 2021 (Unaudited)
Notes to Quarterly Report 85
LIBOR
The Funds may invest in certain instruments including, but not limited to, repurchase agreements, collateralized loan obligations and mortgage-backed securities, that rely in some fashion upon LIBOR. LIBOR is an average interest rate, determined by the
ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial
Conduct Authority ("FCA"), which regulates LIBOR, has announced plans to phase out the use of LIBOR by the end of 2021.
However, subsequent announcements by the FCA, the LIBOR administrator and other regulators indicate that it is possible that certain LIBORs may continue beyond 2021 and certain of the most widely used LIBORs may continue until mid-2023. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate (e.g., the Secured Overnight
Financing Rate, which is intended to replace U.S. dollar LIBOR and measures the cost of overnight borrowings through repurchase agreement transactions collateralized with U.S. Treasury securities). Any potential effects of the transition away from LIBOR on the
Funds or on certain instruments in which a Fund invests can be difficult to ascertain, and they may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new products and instruments. For example, certain of the Funds' investments may involve individual contracts that have no existing fallback provision or language that contemplates the discontinuation of LIBOR, and those investments could experience increased volatility or illiquidity as a result of the transition process. In addition, interest rate provisions included in such contracts may need to be renegotiated in contemplation of the transition away from LIBOR. The transition may also result in a reduction in the value of certain instruments held by a Fund, including those described in this paragraph, or a reduction in the effectiveness of related Fund transactions such as hedges. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to a Fund.
Market, Credit and Counterparty Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the
Funds' financial statements (the “Assets”). The Assets consist principally of cash due from counterparties and investments. The extent of the Funds' exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Funds' Statements of Assets and Liabilities.
Global economies and financial markets are becoming increasingly interconnected and political and economic conditions (including recent instability and volatility due to international trade disputes) and events (including natural disasters, pandemics, epidemics, social unrest and government shutdowns) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by a Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held. This could cause a Fund to underperform other types of investments.
From time to time, as occurred in early 2020, outbreaks of infectious illness, public health emergencies and other similar issues
(“public health events”) may occur in one or more countries around the globe. Such public health events have had significant impacts on both the country in which the event is first identified as well as other countries in the global economy. Public health events have reduced consumer demand and economic output in one or more countries subject to the public health event, resulted in restrictions on trading and market closures (including for extended periods of time), increased substantially the volatility of financial markets, and, more generally, have had a significant negative impact on the economy of the country or countries subject to the public health event. Public health events have also adversely affected the global economy, global supply chains and the securities in which the
Funds invest across a number of industries, sectors and asset classes. The extent of the impact depends on, among other factors, the scale and duration of any such public health event. Public health events have resulted in the governments of affected countries taking potentially significant measures to seek to mitigate the transmission of the infectious illness or other public health issue including, among other measures, imposing travel restrictions and/or quarantines and limiting the operations of non-essential businesses. Any of these events could adversely affect a Fund’s investments and performance, including by exacerbating other pre-
existing political, social and economic risks. Governmental authorities and other entities may respond to such events with fiscal and/or monetary policy changes. It is not guaranteed that these policy changes will have their intended effect and it is possible that the implementation of or subsequent reversal of such policy changes could increase volatility in financial markets, which could adversely affect a Fund’s investments and performance.

Russell Investment Funds
Notes to Quarterly Report, continued — September 30, 2021 (Unaudited)
86 Notes to Quarterly Report
3. Related Party Transactions
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Funds. From its advisory fees received from the Funds, RIM, as agent for RIF, pays all fees to the money managers for their investment advisory services. Each money manager has agreed that it will look only to RIM for the payment of the money manager’s fee, after RIF has paid RIM. Fees paid to the money managers are not affected by any voluntary or statutory expense limitations.
RIFUS is the Funds' administrator and transfer agent. RIFUS, in its capacity as the Funds' administrator, provides or oversees the provision of all administrative services for the Funds. RIFUS, in its capacity as the Funds' transfer agent and dividend disbursing agent, is responsible for providing transfer agency and dividend disbursing services to the Funds. RIFUS is a wholly-owned subsidiary of RIM. RIM is an indirect, wholly-owned subsidiary of Russell Investments Group, Ltd.
The Funds are permitted to invest their cash (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the U.S. Cash Management Fund, an unregistered fund advised by RIM. Each Fund's investment in the U.S. Cash
Management Fund is disclosed within the Fund's Schedule of Investments. In addition, all or a portion of the collateral received from the Investment Company’s securities lending program is invested in the U.S. Cash Collateral Fund, an unregistered fund advised by RIM. Each Fund's investment in the U.S. Cash Collateral Fund is disclosed within the Fund's Schedule of Investments.
4. Federal Income Taxes
At September 30, 2021, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
5. Restricted Securities
Restricted securities are subject to contractual restrictions on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933, as amended ("the Act"). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.
See each Fund’s Schedule of Investments for a list of securities that have been footnoted as restricted.
6. Commitments and Contingencies
The Strategic Bond Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers' discretion. Funded portions of credit agreements are presented in the Schedules of Investments.
7. Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date this Quarterly Report was issued and noted no items requiring adjustments of the Quarterly Report or additional disclosures except the following:
On October 1, 2021, the Board declared dividends payable from net investment income. Dividends were paid on October 5, 2021 to shareholders of record effective with the opening of business on October 4, 2021.
U.S. Strategic
Equity Fund
U.S. Small Cap
Equity Fund
International
Developed
Markets Fund
Cost of Investments
$ 415,733,301 $ 222,153,629 $ 335,213,197
Unrealized Appreciation
$ 190,909,981 $ 44,632,046 $ 50,981,958
Unrealized Depreciation
(6,431,574) (9,272,287) (20,888,446)
Net Unrealized Appreciation (Depreciation)
$ 184,478,407 $ 35,359,759 $ 30,093,512
Strategic Bond
Fund
Global Real
Estate Securities
Fund
Cost of Investments
$ 1,011,347,361 $ 896,746,434
Unrealized Appreciation
$ 5,313,105 $ 166,992,077
Unrealized Depreciation
(7,371,185) (14,735,040)
Net Unrealized Appreciation (Depreciation)
$ (2,058,080) $ 152,257,037

Russell Investment Funds
1301 Second Avenue
Seattle, Washington 98101
800-787-7354
Fax: 206-505-3495